UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-04149

_Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)    (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:_(650) 312-2000

Date of fiscal year end:_2/28

Date of reporting period: _08/31/13

Item 1. Reports to Stockholders.

AUGUST 31, 2013

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

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TAX-FREE INCOME

FRANKLIN TAX-FREE TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

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Semiannual Report

Municipal Bond Market Overview

During the six-month period ended August 31, 2013, the municipal bond market suffered a sharp sell-off, leading municipal bonds to be among the worst fixed income performers. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, had a -5.60% total return for the six-month period.1 In comparison, the Barclays U.S. Treasury Index had a -2.41% six-month return.1

In May, Federal Reserve Board (Fed) Chairman Ben Bernanke spoke to Congress and allowed that the Fed could begin tapering its bond buying in the coming months. As a result of his comments, interest rates rose rapidly and the municipal bond and Treasury markets dramatically lost value. Fears of declining bond prices were heightened when minutes from the Fed’s July meeting included more discussion of reduced tapering. Municipal bond mutual funds experienced persistent, large outflows, particularly in the past three months, that accelerated during August. Selling in the Treasury and municipal bond markets caused yields on longer term bonds to rise faster than yields on shorter maturity bonds in both markets, but the yield difference was more pronounced for municipal bond yields. Because bond yields move in the opposite direction from prices, the yield changes led to two significant developments during the six months —municipal bonds underperformed Treasury bonds and longer term municipal bonds fared worse than shorter term municipal bonds. Longer term municipal bonds experienced nearly double the loss of the Barclays Municipal Bond Index. The changes in municipal bond yields were noteworthy when weighed against the volume of newly issued municipal bonds. Thus far, 2013 is on pace to be the third consecutive year in which more municipal bonds are redeemed than newly issued. Despite the contraction to the overall size of the municipal bond market, investors continued to drive yields upward, especially for bonds with longer maturities.

Declining municipal bond prices during the period under review were not solely attributable to a general increase in interest rates. Several headline stories shook investor confidence in the municipal bond asset class during the reporting period. The City of Detroit, Michigan, filed for bankruptcy, the largest

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

4 | Semiannual Report

municipal bankruptcy in U.S. history. Independent credit rating agencies Standard & Poor’s and Fitch Ratings lowered Puerto Rico general obligation debt to one step above non-investment grade (junk status). The City of Chicago suffered a three-notch downgrade by Moody’s Investors Service, another independent credit rating agency. In addition to specific credit rating stories, reports from rating agencies and research organizations cited underfunded pension liabilities among several states and large municipalities that could affect their fiscal stability. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the past six months was no exception. Bonds issued by Detroit or closely related issuers sold off sharply, but Michigan bonds included in the Barclay’s Municipal Bond Index performed in line with the index. Unlike Detroit, Illinois and Puerto Rico issues sold off more broadly and under-performed the index. For our portfolios, exposure to Detroit, Illinois and Puerto Rico debt was a source of drag on performance over the past six months. The magnitude of a portfolio’s underperformance was related to the portfolio’s exposure to affected issues.

As of August 31, 2013, municipal bond yields exceeded those of comparable maturity Treasury bonds and many other high-quality corporate bonds. Their tax-exempt nature and historically low default rate enhanced municipal bonds’ relative value.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to help maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 5

Investment Strategy and

Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which yields for longer term bonds are higher than those for shorter term bonds, we favored the use of longer term bonds. Consistent with our strategy, we generally sought to purchase bonds from 15 to 30 years in maturity with good call features for the long-term funds, 10 to 15 years for the intermediate-term fund, and five years or less for the limited-term fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Franklin Double Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Double Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and state personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 The Fund focuses on municipal securities issued by U.S. territories such as Puerto Rico, Guam and the U.S. Virgin Islands, and currently invests primarily in Puerto Rican municipal securities.

This semiannual report for Franklin Double Tax-Free Income Fund coversAA the period ended August 31, 2013. The Fund closed to all new investments (other than reinvestment of dividends or capital gains distributions) at the close of the market on August 1, 2012.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 68.

Semiannual Report | 7

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.15 on February 28, 2013, to $10.11 on August 31, 2013. The Fund’s Class A shares paid dividends totaling 24.48 cents per share for the same period.2 The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.64%, based on an annualization of the 4.08 cent per share August dividend and the maximum offering price of $10.56 on August 31, 2013. An investor in the 2013 maximum federal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 8.20% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from Standard & Poor’s, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

8 | Semiannual Report

Franklin Double Tax-Free Income Fund was the first mutual fund to offer both state and federal income tax exemptions in most states. We do this by focusing on investments in U.S. territories such as Puerto Rico, the U.S. Virgin Islands and Guam. This can be particularly appealing to residents of states where income from their own municipal securities may be fully taxable.

The Fund held 90 different positions across 10 different sectors as of August 31, 2013. Issuers represented in the portfolio comprised Puerto Rico (69.1% of the Fund’s total long-term investments), Guam (20.2%) and the U.S. Virgin Islands (10.7%).

Thank you for your continued participation in Franklin Double Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 9

Performance Summary as of 8/31/13

Franklin Double Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FPRTX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	2.04	$10.11	$12.15
Distributions (3/1/13–8/31/13)
Dividend Income	$0.2448
Class C (Symbol: FPRIX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	2.05	$10.15	$12.20
Distributions (3/1/13–8/31/13)
Dividend Income	$0.2115
Advisor Class (Symbol: FDBZX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	2.05	$10.12	$12.17
Distributions (3/1/13–8/31/13)
Dividend Income	$0.2496

10 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-14.98%		-14.66%	+	9.78%	+	35.24%
Average Annual Total Return[2]	-18.60%		-18.30%	+	1.00%	+	2.62%
Avg. Ann. Total Return (9/30/13)[3]			-18.08%	+	2.31%	+	2.35%
Distribution Rate[4]		4.64%
Taxable Equivalent Distribution Rate[5]		8.20%
30-Day Standardized Yield[6]		4.83%
Taxable Equivalent Yield[5]		8.53%
Total Annual Operating Expenses[7]		0.66%
Class C	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-15.25%		-15.17%	+	6.75%	+	27.85%
Average Annual Total Return[2]	-16.08%		-15.99%	+	1.31%	+	2.49%
Avg. Ann. Total Return (9/30/13)[3]			-15.73%	+	2.65%	+	2.22%
Distribution Rate[4]		4.19%
Taxable Equivalent Distribution Rate[5]		7.40%
30-Day Standardized Yield[6]		4.46%
Taxable Equivalent Yield[5]		7.88%
Total Annual Operating Expenses[7]		1.21%
Advisor Class[8]	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-15.01%		-14.57%	+	10.31%	+	35.89%
Average Annual Total Return[2]	-15.01%		-14.57%	+	1.98%	+	3.11%
Avg. Ann. Total Return (9/30/13)[3]			-14.30%	+	3.33%	+	2.85%
Distribution Rate[4]		4.92%
Taxable Equivalent Distribution Rate[5]		8.69%
30-Day Standardized Yield[6]		5.13%
Taxable Equivalent Yield[5]		9.06%
Total Annual Operating Expenses[7]		0.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are particularly sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund may concentrate its investments in a single U.S. territory, it may be subject to greater risk of adverse economic and regulatory changes in that territory than a geographically diversified fund. The Fund is classified as a nondiversified Fund because it may invest a greater portion of its assets in the municipal securities of one issuer than a diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the 2013 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the month ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +12.52% and +2.90%.

12 | Semiannual Report

Your Fund’s Expenses

Franklin Double Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/13	Value 8/31/13	Period* 3/1/13–8/31/13
Actual	$1,000	$850.20	$2.98
Hypothetical (5% return before expenses)	$1,000	$1,021.98	$3.26
Class C
Actual	$1,000	$847.50	$5.59
Hypothetical (5% return before expenses)	$1,000	$1,019.16	$6.11
Advisor Class
Actual	$1,000	$849.90	$2.56
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; C: 1.20%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

14 | Semiannual Report

Franklin Federal Intermediate-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Federal Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Federal Intermediate-Term Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.59 on February 28, 2013, to $11.80 on August 31, 2013. The

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 74.

Semiannual Report | 15

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Fund’s Class A shares paid dividends totaling 15.88 cents per share for the same period.2 The Performance Summary beginning on page 18 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.71%, based on an annualization of the 2.73 cent per share August dividend and the maximum offering price of $12.07 on August 31, 2013. An investor in the 2013 maximum federal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 4.79% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from Standard & Poor’s, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

16 | Semiannual Report

Thank you for your continued participation in Franklin Federal Intermediate-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 17

Performance Summary as of 8/31/13

Franklin Federal Intermediate-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FKITX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	0.79	$11.80	$12.59
Distributions (3/1/13–8/31/13)
Dividend Income	$0.1588
Class C (Symbol: FCITX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	0.79	$11.83	$12.62
Distributions (3/1/13–8/31/13)
Dividend Income	$0.1237
Advisor Class (Symbol: FITZX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	0.79	$11.82	$12.61
Distributions (3/1/13–8/31/13)
Dividend Income	$0.1648

18 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-5.05%		-3.44%	+	22.96%	+	49.28%
Average Annual Total Return[2]	-7.19%		-5.63%	+	3.75%	+	3.85%
Avg. Ann. Total Return (9/30/13)[3]			-4.22%	+	5.15%	+	3.73%
Distribution Rate[4]		2.71%
Taxable Equivalent Distribution Rate[5]		4.79%
30-Day Standardized Yield[6]		2.32%
Taxable Equivalent Yield[5]		4.10%
Total Annual Operating Expenses[7]		0.65%
Class C	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-5.31%		-3.98%	+	19.65%	+	41.26%
Average Annual Total Return[2]	-6.25%		-4.92%	+	3.65%	+	3.51%
Avg. Ann. Total Return (9/30/13)[3]			-3.58%	+	5.05%	+	3.41%
Distribution Rate[4]		2.18%
Taxable Equivalent Distribution Rate[5]		3.85%
30-Day Standardized Yield[6]		1.83%
Taxable Equivalent Yield[5]		3.23%
Total Annual Operating Expenses[7]		1.20%
Advisor Class[8]	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-5.00%		-3.34%	+	23.71%	+	50.18%
Average Annual Total Return[2]	-5.00%		-3.34%	+	4.35%	+	4.15%
Avg. Ann. Total Return (9/30/13)[3]			-1.99%	+	5.76%	+	4.03%
Distribution Rate[4]		2.87%
Taxable Equivalent Distribution Rate[5]		5.07%
30-Day Standardized Yield[6]		2.48%
Taxable Equivalent Yield[5]		4.38%
Total Annual Operating Expenses[7]		0.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 19

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the 2013 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +31.09% and +5.87%.

20 | Semiannual Report

Your Fund’s Expenses

Franklin Federal Intermediate-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 21

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/13	Value 8/31/13	Period* 3/1/13–8/31/13
Actual	$1,000	$949.50	$3.10
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$3.21
Class C
Actual	$1,000	$946.90	$5.79
Hypothetical (5% return before expenses)	$1,000	$1,019.26	$6.01
Advisor Class
Actual	$1,000	$950.00	$2.60
Hypothetical (5% return before expenses)	$1,000	$1,022.53	$2.70

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.63%; C: 1.18%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

22 | Semiannual Report

Franklin Federal Limited-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Federal Limited-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five years or less.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Standard & Poor’s (S&P) is used as the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s credit-worthiness, with short-term ratings typically ranging from SP-1 and MIG 1 (highest) to SP-3 and SG (lowest) and long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

This semiannual report for Franklin Federal Limited-Term Tax-Free Income Fund covers the period ended August 31, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $10.56 on February 28, 2013, to $10.43 on August 31, 2013. The

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 94.

Semiannual Report | 23

Fund’s Class A shares paid dividends totaling 7.32 cents per share for the same period.2 The Performance Summary beginning on page 26 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 1.28%, based on an annualization of the 1.14 cent per share August dividend and the maximum offering price of $10.67 on August 31, 2013. An investor in the 2013 maximum federal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 2.26% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Advisor Class shares’ performance, please see the Performance Summary. Dividend distributions were affected by lower interest rates early in the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from Standard & Poor’s, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

24 | Semiannual Report

Consistent with our investment strategy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a dollar-weighted average portfolio maturity of five years or less, we concentrated in the one- to five-year range in an effort to insulate investors against bond market volatility. As a result of our strategy, we believe the Fund was positioned to be less sensitive to changes in short-term interest rates, preserve capital and produce tax-free income.

Thank you for your continued participation in Franklin Federal Limited-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 25

Performance Summary as of 8/31/13

Franklin Federal Limited-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FFTFX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	0.13	$10.43	$10.56
Distributions (3/1/13–8/31/13)
Dividend Income	$0.0732
Advisor Class (Symbol: FTFZX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	0.13	$10.42	$10.55
Distributions (3/1/13–8/31/13)
Dividend Income	$0.0810

26 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns include the maximum sales charges.

Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges.

									Inception
Class A	6-Month		1-Year		5-Year		10-Year		(9/2/03)
Cumulative Total Return[2]	-0.54%		-0.03%	+	14.50%		—	+	29.57%
Average Annual Total Return[3]	-2.75%		-2.25%	+	2.28%		—	+	2.39%
Avg. Ann. Total Return (9/30/13)[4]			-2.09%	+	2.53%	+	2.34%	+	2.40%
Distribution Rate[5]			1.28%
Taxable Equivalent Distribution Rate[6]			2.26%
30-Day Standardized Yield[7]			0.68% (with waiver)				0.46% (without waiver)
Taxable Equivalent Yield[6]			1.20% (with waiver)				0.81% (without waiver)
Total Annual Operating Expenses[8]			0.60% (with waiver)				0.84% (without waiver)
									Inception
Advisor Class[9]	6-Month		1-Year		5-Year		10-Year		(9/2/03)
Cumulative Total Return[2]	-0.47%	+	0.12%	+	14.82%		—	+	29.93%
Average Annual Total Return[3]	-0.47%	+	0.12%	+	2.80%		—	+	2.43%
Avg. Ann. Total Return (9/30/13)[4]		+	0.18%	+	3.06%	+	2.60%	+	2.66%
Distribution Rate[5]			1.46%
Taxable Equivalent Distribution Rate[6]			2.58%
30-Day Standardized Yield[7]			0.85% (with waiver)				0.62% (without waiver)
Taxable Equivalent Yield[6]			1.50% (with waiver)				1.10% (without waiver)
Total Annual Operating Expenses[8]			0.45% (with waiver)				0.69% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 27

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class A: Prior to 2/1/06, these shares were offered without an initial sales charge; thus actual total returns would have differed.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 6/30/14. Fund investment results reflect the expense reduction, to the extent applicable; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/13.

6. Taxable equivalent distribution rate and yield assume the 2013 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

7. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

8. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

9. Effective 2/1/11, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/11, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 2/1/11, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 2/1/11 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +6.39% and +2.43%.

28 | Semiannual Report

Your Fund’s Expenses

Franklin Federal Limited-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 29

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/13	Value 8/31/13	Period* 3/1/13–8/31/13
Actual	$1,000	$994.60	$3.02
Hypothetical (5% return before expenses)	$1,000	$1,022.18	$3.06
Advisor Class
Actual	$1,000	$995.30	$2.26
Hypothetical (5% return before expenses)	$1,000	$1,022.94	$2.29

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers annualized for each class (A: 0.60% and Advisor: 0.45%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

30 | Semiannual Report

Franklin High Yield Tax-Free Income Fund

Your Fund’s Goals and Main Investments: Franklin High Yield Tax-Free Income Fund seeks to provide a high current yield exempt from federal income taxes by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with the Fund’s principal investment goal.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 31

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Fund’s Class A shares paid dividends totaling 21.60 cents per share for the same period.2 The Performance Summary beginning on page 34 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.45%, based on an annualization of the 3.75 cent per share August dividend and the maximum offering price of $10.12 on August 31, 2013. An investor in the 2013 maximum federal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 7.86% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from Standard & Poor’s, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

32 | Semiannual Report

During the reporting period, the Fund continued to generate high, current, tax-free income for its shareholders. Consistent with our strategy, the Fund did not use leverage or credit derivatives to boost short-term returns, and we were careful to not overexpose the portfolio to any one credit sector.

Thank you for your continued participation in Franklin High Yield Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 33

Performance Summary as of 8/31/13

Franklin High Yield Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRHIX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	1.29	$9.69	$10.98
Distributions (3/1/13–8/31/13)
Dividend Income	$0.2160
Class C (Symbol: FHYIX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	1.30	$9.84	$11.14
Distributions (3/1/13–8/31/13)
Dividend Income	$0.1854
Advisor Class (Symbol: FHYVX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	1.30	$9.72	$11.02
Distributions (3/1/13–8/31/13)
Dividend Income	$0.2214

34 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-9.82%		-7.42%	+	24.52%	+	57.88%
Average Annual Total Return[2]	-13.68%		-11.32%	+	3.57%	+	4.22%
Avg. Ann. Total Return (9/30/13)[3]			-9.44%	+	5.46%	+	4.20%
Distribution Rate[4]		4.45%
Taxable Equivalent Distribution Rate[5]		7.86%
30-Day Standardized Yield[6]		4.34%
Taxable Equivalent Yield[5]		7.67%
Total Annual Operating Expenses[7]		0.65%
Class C	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-10.11%		-7.93%	+	21.12%	+	49.46%
Average Annual Total Return[2]	-10.99%		-8.82%	+	3.91%	+	4.10%
Avg. Ann. Total Return (9/30/13)[3]			-6.90%	+	5.83%	+	4.08%
Distribution Rate[4]		3.96%
Taxable Equivalent Distribution Rate[5]		7.00%
30-Day Standardized Yield[6]		3.98%
Taxable Equivalent Yield[5]		7.03%
Total Annual Operating Expenses[7]		1.20%
Advisor Class[8]	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-9.83%		-7.31%	+	25.17%	+	59.03%
Average Annual Total Return[2]	-9.83%		-7.31%	+	4.59%	+	4.75%
Avg. Ann. Total Return (9/30/13)[3]			-5.33%	+	6.52%	+	4.74%
Distribution Rate[4]		4.74%
Taxable Equivalent Distribution Rate[5]		8.37%
30-Day Standardized Yield[6]		4.65%
Taxable Equivalent Yield[5]		8.22%
Total Annual Operating Expenses[7]		0.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 35

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. In general, an investor is paid a higher yield to assume a greater degree of credit risk. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the 2013 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 1/3/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/3/06, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/3/06, actual Advisor class performance is used reflecting all charges and fees applicable to that class. Since 1/3/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +33.46% and +3.84%.

36 | Semiannual Report

Your Fund’s Expenses

Franklin High Yield Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 37

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/13	Value 8/31/13	Period* 3/1/13–8/31/13
Actual	$1,000	$901.80	$2.97
Hypothetical (5% return before expenses)	$1,000	$1,022.08	$3.16
Class C
Actual	$1,000	$898.90	$5.60
Hypothetical (5% return before expenses)	$1,000	$1,019.31	$5.96
Advisor Class
Actual	$1,000	$901.70	$2.49
Hypothetical (5% return before expenses)	$1,000	$1,022.58	$2.65

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 184/365 reflect the one-half year period.

38 | Semiannual Report

Franklin Insured Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund invests predominantly in insured municipal securities.2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Credit Quality Breakdown*
Franklin Insured Tax-Free Income Fund
8/31/13
% of Total
Ratings	Long-Term Investments**
AAA	4.1%
AA	72.0%
A	19.1%
BBB	2.2%
Below Investment Grade	0.4%
Not Rated	2.2%

*Standard & Poor’s (S&P) is used as the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s credit-worthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

This semiannual report for Franklin Insured Tax-Free Income Fund covers the period ended August 31, 2013. The Fund closed to all new investments (other than reinvestment of dividends or capital gains distributions) at the close of the market on March 1, 2013.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $12.63 on February 28, 2013, to $11.55 on August 31, 2013. The

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 140.

Semiannual Report | 39

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Fund’s Class A shares paid dividends totaling 21.66 cents per share for the same period.3 The Performance Summary beginning on page 42 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.84%, based on an annualization of the 3.86 cent per share August dividend and the maximum offering price of $12.06 on August 31, 2013. An investor in the 2013 maximum federal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 6.78% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from Standard & Poor’s, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

40 | Semiannual Report

During the reporting period, we limited Fund purchases to bonds insured by Assured Guaranty and Build America Mutual and non-insured bonds rated AA or higher by independent credit rating agencies. Since the 2008 financial crisis, rating agencies have lowered or withdrawn their ratings on most municipal bond insurers, and certain municipal bond insurers have withdrawn from the market or ceased writing new policies. Insurance penetration in the municipal bond market has greatly decreased, with fewer qualified bond insurers (rated BBB or better) offering insurance on new issues of municipal securities. These circumstances have led to a decrease in the supply of insured municipal securities and a consolidation among municipal bond insurers, thereby concentrating the insurance company credit risk with respect to securities in the Fund’s portfolio among fewer municipal bond insurers. Accordingly, effective at the close of the market on March 1, 2013, the Fund was closed to all new investments (other than reinvestment of dividends or capital gain distributions).

Thank you for your continued participation in Franklin Insured Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 41

Performance Summary as of 8/31/13

Franklin Insured Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTFIX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	1.08	$11.55	$12.63
Distributions (3/1/13–8/31/13)
Dividend Income	$0.2166
Class C (Symbol: FRITX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	1.09	$11.70	$12.79
Distributions (3/1/13–8/31/13)
Dividend Income	$0.1818
Advisor Class (Symbol: FINZX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	1.08	$11.54	$12.62
Distributions (3/1/13–8/31/13)
Dividend Income	$0.2229

42 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-6.91%		-5.07%	+	20.42%	+	46.02%
Average Annual Total Return[2]	-10.86%		-9.11%	+	2.89%	+	3.41%
Avg. Ann. Total Return (9/30/13)[3]			-7.61%	+	4.56%	+	3.37%
Distribution Rate[4]		3.84%
Taxable Equivalent Distribution Rate[5]		6.78%
30-Day Standardized Yield[6]		3.62%
Taxable Equivalent Yield[5]		6.40%
Total Annual Operating Expenses[7]		0.62%
Class C	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-7.16%		-5.62%	+	17.19%	+	38.38%
Average Annual Total Return[2]	-8.07%		-6.54%	+	3.22%	+	3.30%
Avg. Ann. Total Return (9/30/13)[3]			-4.94%	+	4.91%	+	3.26%
Distribution Rate[4]		3.37%
Taxable Equivalent Distribution Rate[5]		5.95%
30-Day Standardized Yield[6]		3.22%
Taxable Equivalent Yield[5]		5.69%
Total Annual Operating Expenses[7]		1.17%
Advisor Class[8]	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-6.86%		-5.06%	+	20.92%	+	46.66%
Average Annual Total Return[2]	-6.86%		-5.06%	+	3.87%	+	3.90%
Avg. Ann. Total Return (9/30/13)[3]			-3.34%	+	5.59%	+	3.87%
Distribution Rate[4]		4.12%
Taxable Equivalent Distribution Rate[5]		7.28%
30-Day Standardized Yield[6]		3.88%
Taxable Equivalent Yield[5]		6.86%
Total Annual Operating Expenses[7]		0.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 43

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the 2013 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +21.18% and +3.79%.

44 | Semiannual Report

Your Fund’s Expenses

Franklin Insured Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 45

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/13	Value 8/31/13	Period* 3/1/13–8/31/13
Actual	$1,000	$930.90	$2.92
Hypothetical (5% return before expenses)	$1,000	$1,022.18	$3.06
Class C
Actual	$1,000	$928.40	$5.64
Hypothetical (5% return before expenses)	$1,000	$1,019.36	$5.90
Advisor Class
Actual	$1,000	$931.40	$2.48
Hypothetical (5% return before expenses)	$1,000	$1,022.63	$2.60

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.60%; C: 1.16%; and Advisor: 0.51%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

46 | Semiannual Report

Franklin Massachusetts Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Massachusetts Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Massachusetts personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Semiannual Report | 47

Dividend Distributions*
Franklin Massachusetts Tax-Free Income Fund
3/1/13–8/31/13
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.18	2.61	3.28
April	3.18	2.61	3.28
May	3.18	2.61	3.28
June	3.18	2.63	3.28
July	3.18	2.63	3.28
August	3.18	2.63	3.28
Total	19.08	15.72	19.68

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

same period.2 The Performance Summary beginning on page 51 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.34%, based on an annualization of the 3.18 cent per share August dividend and the maximum offering price of $11.43 on August 31, 2013. An investor in the 2013 maximum combined effective federal and Massachusetts personal income tax bracket of 46.57% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.25% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Commonwealth Update

Massachusetts experienced modest and uneven economic growth during the reporting period. The commonwealth’s employment, income and consumer-spending levels improved during the first quarter of the calendar year after federal lawmakers resolved a number of tax and policy issues regarding the national debt. Although the commonwealth outperformed many other New England states based on many economic indicators during the second quarter, the local economy faced setbacks after tax increases hampered business activity and the automatic federal budget spending cuts impacted Massachusetts’s large

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

48 | Semiannual Report

concentration of government-funded research programs. Against this backdrop, the commonwealth’s unemployment level rose to 7.2% at period-end from 6.5% in February 2013, which was slightly below the 7.3% national rate.3 The real estate market improved, however, as Massachusetts’s home sales and price levels reached a six-year high, largely because of low inventory levels and concerns that historically low interest rates could move higher.

The commonwealth ended fiscal year 2013 on June 30 with a surplus. Revenue collections during the period were strong and surpassed lawmakers’ expectations and the previous year’s performance. Personal income tax collections were a major contributor to revenue growth, supported by asset sales made in anticipation of higher tax rates in 2013. Sales tax collections underperformed the commonwealth’s forecast but increased compared to the previous fiscal year. Lawmakers drew from the Budget Stabilization Fund (BSF) in fiscal year 2013 but also maintained its stability by automatically depositing large capital gains collections taken from personal income taxes. The budget for fiscal year 2014 included spending on education, health care and workforce development, balanced by a withdrawal from the BSF. The governor vetoed a number of transportation funding items to pressure the legislature into accepting his revisions to a transportation finance bill. The legislature, in turn, overrode the governor’s revisions and passed the bill, which will fund transportation investments by raising gas taxes and toll fees.

Massachusetts’s debt levels ranked among the nation’s highest, with net tax-supported debt at 9.3% of personal income and $4,968 per capita, compared with the 2.8% and $1,074 national medians.4 Independent credit rating agency Standard & Poor’s (S&P) cited the commonwealth’s high debt burden and large unfunded pension and other postemployment liabilities as offsetting considerations to the AA+ rating and stable outlook on the commonwealth’s general obligation bonds.5 The rating also reflected S&P’s view of the commonwealth’s strong budget performance, including a focus on structural solutions to maintain budget balance; ongoing progress in improving financial, debt and budget management; and commitment to increasing BSF balances. Furthermore, S&P cited the commonwealth’s diverse economy, high wealth and income levels, and active management of postretirement liabilities as positive factors. The stable outlook reflected S&P’s expectation that Massachusetts will continue to proactively manage its budget and improve structural budget performance.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate S&P’s rating of the Fund.

Semiannual Report | 49

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

Thank you for your continued participation in Franklin Massachusetts Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

50 | Semiannual Report

Performance Summary as of 8/31/13

Franklin Massachusetts Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FMISX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	1.22	$10.94	$12.16
Distributions (3/1/13–8/31/13)
Dividend Income	$0.1908
Class C (Symbol: FMAIX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	1.24	$11.05	$12.29
Distributions (3/1/13–8/31/13)
Dividend Income	$0.1572
Advisor Class (Symbol: n/a)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	1.22	$10.94	$12.16
Distributions (3/1/13–8/31/13)
Dividend Income	$0.1968

Semiannual Report | 51

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-8.54%		-7.24%	+	16.09%	+	41.63%
Average Annual Total Return[2]	-12.43%		-11.17%	+	2.14%	+	3.09%
Avg. Ann. Total Return (9/30/13)[3]			-9.04%	+	3.75%	+	3.13%
Distribution Rate[4]		3.34%
Taxable Equivalent Distribution Rate[5]		6.25%
30-Day Standardized Yield[6]		3.48%
Taxable Equivalent Yield[5]		6.51%
Total Annual Operating Expenses[7]		0.65%
Class C	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-8.88%		-7.77%	+	12.88%	+	34.01%
Average Annual Total Return[2]	-9.77%		-8.67%	+	2.45%	+	2.97%
Avg. Ann. Total Return (9/30/13)[3]			-6.50%	+	4.06%	+	3.01%
Distribution Rate[4]		2.86%
Taxable Equivalent Distribution Rate[5]		5.35%
30-Day Standardized Yield[6]		3.09%
Taxable Equivalent Yield[5]		5.78%
Total Annual Operating Expenses[7]		1.20%
Advisor Class[8]	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-8.49%		-7.14%	+	16.57%	+	42.22%
Average Annual Total Return[2]	-8.49%		-7.14%	+	3.11%	+	3.58%
Avg. Ann. Total Return (9/30/13)[3]			-5.01%	+	4.71%	+	3.62%
Distribution Rate[4]		3.60%
Taxable Equivalent Distribution Rate[5]		6.74%
30-Day Standardized Yield[6]		3.71%
Taxable Equivalent Yield[5]		6.94%
Total Annual Operating Expenses[7]		0.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

52 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and Massachusetts personal income tax rate of 46.57%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the month ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +16.64% and +3.76%.

Semiannual Report | 53

Your Fund’s Expenses

Franklin Massachusetts Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

54 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/13	Value 8/31/13	Period* 3/1/13–8/31/13
Actual	$1,000	$914.60	$3.14
Hypothetical (5% return before expenses)	$1,000	$1,021.93	$3.31
Class C
Actual	$1,000	$911.20	$5.78
Hypothetical (5% return before expenses)	$1,000	$1,019.16	$6.11
Advisor Class
Actual	$1,000	$915.10	$2.65
Hypothetical (5% return before expenses)	$1,000	$1,022.43	$2.80

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; C: 1.20%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 55

Franklin New Jersey Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin New Jersey Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and New Jersey personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

56 | Semiannual Report

Dividend Distributions*
Franklin New Jersey Tax-Free Income Fund
3/1/13–8/31/13
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
March	3.59	3.00	3.70
April	3.59	3.00	3.70
May	3.59	3.00	3.70
June	3.59	3.02	3.69
July	3.59	3.02	3.69
August	3.66	3.09	3.76
Total	21.61	18.13	22.24

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Fund’s Class A shares paid dividends totaling 21.61 cents per share for the same period.2 The Performance Summary beginning on page 60 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.67%, based on an annualization of the 3.66 cent per share August dividend and the maximum offering price of $11.96 on August 31, 2013. An investor in the 2013 maximum combined effective federal and New Jersey personal income tax bracket of 48.82% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.17% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

State Update

New Jersey’s broad and mature economy made uneven progress during the reporting period. The state’s post-Superstorm Sandy recovery effort gained momentum after insurance companies and federal disaster relief agencies began dispensing funds that allowed home and business owners to repair and rebuild. These funds, along with seasonal hiring at the beginning of the summer tourism season, stimulated economic activity that helped New Jersey’s unemployment rate reach a four-year low of 8.5% at period-end, which was higher than the 7.3% national average.3 Against this backdrop, the state’s troubled housing market experienced improved sales and price levels as homeowners used disaster recovery funds to restore their properties.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

Semiannual Report | 57

The state’s Sandy recovery effort boosted revenue growth. Sales tax collections increased as home and business owners replaced damaged vehicles and purchased tools and materials to rebuild. Despite these gains, collections fell short of expectations at fiscal year-end on June 30, 2013. The fiscal year 2014 budget was slightly higher than the previous year’s plan and the largest since 2008. The increase was driven by higher pension, health insurance and other benefit costs. Chief among these drivers was a sizable increase in state pension contributions mandated by legislation designed to bring the state closer to sound pension management. This expenditure growth was partially offset by new revenue collections from online gambling and increased sales tax collections from Internet retailer Amazon.com. The budget was balanced with assumed revenue growth, nonrecurring resources, savings from planned participation in the federal Affordable Care Act and increased participant contributions for health insurance.

New Jersey’s debt levels remained among the nation’s highest, with net tax-supported debt at 7.6% of personal income and $4,023 per capita, compared with the 2.8% and $1,074 national medians.4 Independent credit rating agency Standard & Poor’s (S&P) affirmed its AA- rating and negative outlook for the state’s general obligation bonds.5 The rating reflected S&P’s positive view of the state’s diverse economic base and high wealth and income levels, offset by a trend of structurally unbalanced budgets, large unfunded pension liability, significant postemployment benefit obligations and an above-average debt burden. The negative outlook reflected S&P’s concerns about growing fiscal pressures and the state’s inability to achieve structural balance, as well as what S&P viewed as optimistic revenue assumptions, continued reliance on nonre-curring measures to compensate for revenue shortfalls and spending growth, and increasing fiscal pressures stemming from fixed expenditures.

Manager’s Discussion

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. During the reporting period, some Puerto Rico issuers experienced downgrades from S&P, Moody’s Investors Service and Fitch Ratings that contributed to the underperformance of Puerto Rico bonds held in the Fund. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. By period-end, the Puerto Rico bond market was experiencing a marked decline in prices worsened by negative publicity about the island’s fiscal situation. Please read the overview beginning on page 4 for more details.

4. Source: Moody’s Investors Service, “2013 State Debt Medians Report,” 5/29/13.

5. This does not indicate S&P’s rating of the Fund.

58 | Semiannual Report

Thank you for your continued participation in Franklin New Jersey Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report | 59

Performance Summary as of 8/31/13

Franklin New Jersey Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRNJX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	1.17	$11.45	$12.62
Distributions (3/1/13–8/31/13)
Dividend Income	$0.2161
Class C (Symbol: FNIIX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	1.18	$11.58	$12.76
Distributions (3/1/13–8/31/13)
Dividend Income	$0.1813
Advisor Class (Symbol: FNJZX)			Change	8/31/13	2/28/13
Net Asset Value (NAV)		-$	1.17	$11.46	$12.63
Distributions (3/1/13–8/31/13)
Dividend Income	$0.2224

60 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-7.64%		-6.34%	+	19.23%	+	49.02%
Average Annual Total Return[2]	-11.57%		-10.31%	+	2.69%	+	3.62%
Avg. Ann. Total Return (9/30/13)[3]			-8.96%	+	4.12%	+	3.55%
Distribution Rate[4]		3.67%
Taxable Equivalent Distribution Rate[5]		7.17%
30-Day Standardized Yield[6]		3.29%
Taxable Equivalent Yield[5]		6.43%
Total Annual Operating Expenses[7]		0.63%
Class C	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-7.90%		-6.80%	+	16.08%	+	41.15%
Average Annual Total Return[2]	-8.80%		-7.70%	+	3.03%	+	3.51%
Avg. Ann. Total Return (9/30/13)[3]			-6.33%	+	4.48%	+	3.44%
Distribution Rate[4]		3.20%
Taxable Equivalent Distribution Rate[5]		6.25%
30-Day Standardized Yield[6]		2.88%
Taxable Equivalent Yield[5]		5.63%
Total Annual Operating Expenses[7]		1.18%
Advisor Class[8]	6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[1]	-7.59%		-6.17%	+	19.92%	+	49.91%
Average Annual Total Return[2]	-7.59%		-6.17%	+	3.70%	+	4.13%
Avg. Ann. Total Return (9/30/13)[3]			-4.83%	+	5.14%	+	4.05%
Distribution Rate[4]		3.94%
Taxable Equivalent Distribution Rate[5]		7.70%
30-Day Standardized Yield[6]		3.55%
Taxable Equivalent Yield[5]		6.94%
Total Annual Operating Expenses[7]		0.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 61

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 8/31/13.

5. Taxable equivalent distribution rate and yield assume the published rates as of 6/24/13 for the maximum combined effective federal and New Jersey personal income tax rate of 48.82%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 8/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +21.07% and +3.77%.

62 | Semiannual Report

Your Fund’s Expenses

Franklin New Jersey Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 63

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 3/1/13	Value 8/31/13	Period* 3/1/13–8/31/13
Actual	$1,000	$923.60	$2.96
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$3.11
Class C
Actual	$1,000	$921.00	$5.62
Hypothetical (5% return before expenses)	$1,000	$1,019.36	$5.90
Advisor Class
Actual	$1,000	$924.10	$2.47
Hypothetical (5% return before expenses)	$1,000	$1,022.63	$2.60

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.61%; C: 1.16%; and Advisor: 0.51%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

64 | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights

Franklin Double Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Class A	(unaudited)	2013	2012 [a]	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.15	$12.31	$11.12	$11.56	$10.54	$11.10
Income from investment operations[b]:
Net investment income[c]	0.25	0.49	0.52	0.52	0.51	0.50
Net realized and unrealized gains (losses)	(2.05)	(0.18)	1.20	(0.44)	1.02	(0.57)
Total from investment operations	(1.80)	0.31	1.72	0.08	1.53	(0.07)
Less distributions from net investment income	(0.24)	(0.47)	(0.53)	(0.52)	(0.51)	(0.49)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$10.11	$12.15	$12.31	$11.12	$11.56	$10.54

Total return[f]	(14.98)%	2.58%	15.85%	0.56%	14.78%	(0.62)%

Ratios to average net assets[g]
Expenses	0.64%	0.66%	0.67%	0.67%	0.69%	0.68%
Net investment income	4.28%	3.96%	4.49%	4.42%	4.64%	4.58%

Supplemental data
Net assets, end of period (000’s)	$412,710	$601,374	$643,529	$523,391	$507,856	$468,062
Portfolio turnover rate	4.73%	12.60%	6.73%	12.85%	18.53%	14.45%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 65

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Double Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Class C	(unaudited)	2013	2012 [a]	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.20	$12.37	$11.17	$11.61	$10.58	$11.14
Income from investment operations[b]:
Net investment income[c]	0.22	0.42	0.46	0.45	0.45	0.44
Net realized and unrealized gains (losses)	(2.06)	(0.19)	1.21	(0.44)	1.03	(0.57)
Total from investment operations	(1.84)	0.23	1.67	0.01	1.48	(0.13)
Less distributions from net investment income	(0.21)	(0.40)	(0.47)	(0.45)	(0.45)	(0.43)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$10.15	$12.20	$12.37	$11.17	$11.61	$10.58

Total return[f]	(15.25)%	1.91%	15.26%	(0.01)%	14.21%	(1.17)%

Ratios to average net assets[g]
Expenses	1.20%	1.21%	1.22%	1.22%	1.24%	1.23%
Net investment income	3.72%	3.41%	3.94%	3.87%	4.09%	4.03%

Supplemental data
Net assets, end of period (000’s)	$75,641	$116,050	$116,229	$95,163	$90,262	$72,413
Portfolio turnover rate	4.73%	12.60%	6.73%	12.85%	18.53%	14.45%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

66 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Double Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Advisor Class	(unaudited)	2013	2012 [a]	2011	2010 [b]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.17	$12.33	$11.13	$11.57	$10.78
Income from investment operations[c]:
Net investment income[d]	0.26	0.50	0.54	0.53	0.33
Net realized and unrealized gains (losses)	(2.06)	(0.17)	1.20	(0.44)	0.78
Total from investment operations	(1.80)	0.33	1.74	0.09	1.11
Less distributions from net investment income	(0.25)	(0.49)	(0.54)	(0.53)	(0.32)
Net asset value, end of period	$10.12	$12.17	$12.33	$11.13	$11.57

Total return[e]	(15.01)%	2.68%	16.04%	0.67%	10.38%

Ratios to average net assets[f]
Expenses	0.55%	0.56%	0.57%	0.57%	0.59%
Net investment income	4.37%	4.06%	4.59%	4.52%	4.74%

Supplemental data
Net assets, end of period (000’s)	$9,558	$14,637	$13,766	$4,104	$2,538
Portfolio turnover rate	4.73%	12.60%	6.73%	12.85%	18.53%

aFor the year ended February 29.
bFor the period July 15, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 67

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.1%
U.S. Territories 97.1%
Guam 19.6%
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$2,500,000	$2,501,326
Guam Government Business Privilege Tax Revenue,
Series A, 5.25%, 1/01/36	5,000,000	4,980,100
Series A, 5.125%, 1/01/42	22,040,000	21,041,147
Series B-1, 5.00%, 1/01/42	7,315,000	6,902,507
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,380,000	11,040,480
Guam Government Limited Obligation Revenue, Section 30, Series A,
5.375%, 12/01/24	5,195,000	5,339,889
5.625%, 12/01/29	3,850,000	3,903,130
5.75%, 12/01/34	10,430,000	10,620,243
Guam International Airport Authority Revenue,
[a]General, Refunding, Series B, AGMC Insured, 5.50%, 10/01/33	2,000,000	1,985,500
[a]General, Refunding, Series B, AGMC Insured, 5.75%, 10/01/43	3,000,000	3,002,130
Series A, NATL Insured, 5.25%, 10/01/20	1,725,000	1,726,397
Series C, NATL Insured, 5.00%, 10/01/23	5,000,000	4,941,450
Guam Power Authority Revenue, Refunding, Series A, 5.50%, 10/01/40	19,800,000	19,470,528
		97,454,827
Puerto Rico 67.1%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%,
5/15/39	5,000,000	4,339,850
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/38	3,100,000	2,308,322
Assured Guaranty, 5.125%, 7/01/47	9,480,000	7,638,889
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/18	2,395,000	2,438,373
Refunding, Series A, 5.50%, 7/01/32	10,000,000	7,446,900
Refunding, Series A, 5.50%, 7/01/39	8,000,000	5,795,040
Refunding, Series A, 6.00%, 7/01/40	5,000,000	3,761,650
Refunding, Series A, 5.75%, 7/01/41	6,000,000	4,332,720
Refunding, Series B, 5.75%, 7/01/38	4,000,000	2,940,360
Refunding, Series C, 6.00%, 7/01/39	18,950,000	14,339,275
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	3,500,000	2,967,090
Refunding, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	1,195,000	994,933
Series A, 6.00%, 7/01/38	3,000,000	2,283,750
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue,
NATL Insured, 5.50%, 7/01/28	5,000,000	4,176,600
Refunding, Series AA-2, 5.30%, 7/01/35	5,750,000	4,072,323
Series Y, Pre-Refunded, 5.50%, 7/01/36	11,850,000	13,443,825
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,
Refunding, Series H, 5.45%, 7/01/35	3,980,000	2,878,973
Refunding, Series L, NATL Insured, 5.25%, 7/01/24	2,205,000	1,942,826
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	13,000,000	9,013,030
Series K, Pre-Refunded, 5.00%, 7/01/40	9,500,000	10,296,195
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
Refunding, Series C, FGIC Insured, 5.50%, 7/01/22	6,285,000	5,431,811
Series B, 5.00%, 7/01/37	20,750,000	13,748,950

68 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
AMBAC Insured, 5.00%, 7/01/31	$26,030,000	$18,389,154
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, Assured Guaranty, 5.00%, 7/01/26	6,500,000	6,195,930
Series CCC, 5.25%, 7/01/28	3,000,000	2,381,340
Series WW, 5.50%, 7/01/38	4,965,000	3,663,723
Series XX, 5.75%, 7/01/36	15,000,000	11,509,200
Series XX, 5.25%, 7/01/40	21,200,000	14,851,660
Puerto Rico HFAR, Capital Fund Modernization Program, Puerto Rico Public Housing Projects,
5.125%, 12/01/27	5,750,000	5,803,418
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Financing Authority Educational Facilities Revenue, University Plaza Project, Series A,
NATL Insured, 5.00%, 7/01/33	6,000,000	4,894,980
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Financing Authority Industrial Revenue,
Guaynabo Municipal Government Center Project, 5.625%, 7/01/15	1,750,000	1,754,865
Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	3,160,000	3,159,842
Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	780,000	796,403
Guaynabo Warehouse for Emergencies Project, Series A, 5.20%, 7/01/24	4,120,000	3,964,635
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Financing Authority Revenue,
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/21	1,225,000	1,139,924
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	1,720,000	1,695,696
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/22	1,345,000	1,279,902
Ana G. Mendez University System Project, Refunding, 5.00%, 4/01/27	4,000,000	3,523,400
Ana G. Mendez University System Project, Refunding, 5.125%, 4/01/32	2,000,000	1,671,720
Ana G. Mendez University System Project, Refunding, 5.375%, 4/01/42	3,005,000	2,455,416
Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	5,000,000	4,864,050
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,563,742
Inter American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	897,580
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,120,413
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/20	1,770,000	1,778,301
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/21	1,000,000	990,810
Inter American University of Puerto Rico Project, Refunding, 5.00%, 10/01/31	1,000,000	870,610
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,
5.00%, 12/15/22	9,750,000	7,990,222
5.25%, 12/15/26	13,520,000	10,774,899
6.00%, 12/15/26	2,000,000	1,717,100
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.00%,
8/01/27	3,500,000	3,271,135
8/01/30	3,500,000	3,050,040
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series M, 6.25%, 7/01/21	5,000,000	4,883,000
Refunding, Series P, 6.50%, 7/01/30	5,000,000	4,222,850
Refunding, Series P, 6.75%, 7/01/36	5,000,000	4,198,100
Refunding, Series Q, 5.625%, 7/01/39	8,985,000	6,406,215
Series I, Pre-Refunded, 5.25%, 7/01/33	50,000	52,052

Semiannual Report | 69

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31	$5,000,000	$3,762,750
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter,
8/01/33	7,000,000	4,592,000
first subordinate, Series A, 5.75%, 8/01/37	1,000,000	865,140
first subordinate, Series A, 6.375%, 8/01/39	17,850,000	17,139,748
first subordinate, Series A, 5.50%, 8/01/42	2,000,000	1,642,620
Senior Series C, 5.25%, 8/01/40	4,560,000	4,055,983
Series A, 5.25%, 8/01/57	15,000,000	12,567,600
University of Puerto Rico Revenues, System, Refunding, Series P, 5.00%,
6/01/24	6,500,000	5,348,785
6/01/26	5,000,000	3,908,950
		334,257,588
U.S. Virgin Islands 10.4%
Virgin Islands PFAR,
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26	5,000,000	5,001,350
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,220,000	4,941,356
Matching Fund Loan Note, sub. lien, Series B, 5.00%, 10/01/25	7,665,000	7,871,342
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/39	4,100,000	3,817,674
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	8,166,312
Virgin Islands Matching Fund Loan Note, senior lien, Series A, 5.25%, 10/01/24	2,000,000	2,053,280
Virgin Islands Matching Fund Loan Note, Series A, 6.00%, 10/01/39	6,000,000	6,168,360
Virgin Islands Matching Fund Loan Note, sub. lien, Working Capital, Refunding, Series B,
5.25%, 10/01/29	1,525,000	1,515,118
Virgin Islands Port Authority Marine Revenue, Series A, AGMC Insured, 5.00%, 9/01/23	10,000,000	10,000,500
Virgin Islands Water and Power Authority Electric System Revenue, Series B, AGMC Insured,
5.00%, 7/01/22	2,250,000	2,430,450
		51,965,742
Total Municipal Bonds (Cost $556,590,463) 97.1%		483,678,157
Other Assets, less Liabilities 2.9%		14,230,629
Net Assets 100.0%		$497,908,786

See Abbreviations on page 194.

[a]Security purchased on a when-issued basis. See Note 1(b).

70 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights

Franklin Federal Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Class A	(unaudited)	2013	2012 [a]	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$12.59	$12.39	$11.43	$11.59	$10.99	$11.04
Income from investment operations[b]:
Net investment income[c]	0.16	0.34	0.38	0.40	0.43	0.43
Net realized and unrealized gains
(losses)	(0.79)	0.19	0.97	(0.15)	0.61	(0.05)
Total from investment operations	(0.63)	0.53	1.35	0.25	1.04	0.38
Less distributions from net investment
income	(0.16)	(0.33)	(0.39)	(0.41)	(0.44)	(0.43)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.80	$12.59	$12.39	$11.43	$11.59	$10.99

Total return[f]	(5.05)%	4.35%	12.02%	2.12%	9.61%	3.48%

Ratios to average net assets[g]
Expenses	0.63%	0.65%	0.66%	0.66%	0.67%	0.68%
Net investment income	2.67%	2.71%	3.23%	3.45%	3.76%	3.91%

Supplemental data
Net assets, end of period (000’s)	$1,982,437	$2,252,973	$1,832,750	$1,492,832	$1,390,805	$873,648
Portfolio turnover rate	3.60%	1.81%	6.01%	10.11%	3.68%	13.05%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 71

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Class C	(unaudited)	2013	2012 [a]	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.62	$12.42	$11.46	$11.61	$11.01	$11.06
Income from investment operations[b]:
Net investment income[c]	0.13	0.27	0.32	0.34	0.36	0.37
Net realized and unrealized gains (losses)	(0.80)	0.19	0.97	(0.15)	0.61	(0.05)
Total from investment operations	(0.67)	0.46	1.29	0.19	0.97	0.32
Less distributions from net investment income	(0.12)	(0.26)	(0.33)	(0.34)	(0.37)	(0.37)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.83	$12.62	$12.42	$11.46	$11.61	$11.01

Total return[f]	(5.31)%	3.77%	11.38%	1.63%	8.98%	2.90%

Ratios to average net assets[g]
Expenses	1.18%	1.20%	1.21%	1.21%	1.22%	1.23%
Net investment income	2.12%	2.16%	2.68%	2.90%	3.21%	3.36%

Supplemental data
Net assets, end of period (000’s)	$474,630	$548,013	$445,913	$357,180	$257,249	$91,164
Portfolio turnover rate	3.60%	1.81%	6.01%	10.11%	3.68%	13.05%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

72 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Advisor Class	(unaudited)	2013	2012 [a]	2011	2010	2009 [b]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.61	$12.41	$11.45	$11.60	$11.00	$10.58
Income from investment operations[c]:
Net investment income[d]	0.17	0.35	0.40	0.41	0.44	0.11
Net realized and unrealized gains (losses)	(0.80)	0.20	0.96	(0.14)	0.61	0.42
Total from investment operations	(0.63)	0.55	1.36	0.27	1.05	0.53
Less distributions from net investment income	(0.16)	(0.35)	(0.40)	(0.42)	(0.45)	(0.11)
Net asset value, end of period	$11.82	$12.61	$12.41	$11.45	$11.60	$11.00

Total return[e]	(5.00)%	4.45%	12.10%	2.30%	9.70%	5.00%

Ratios to average net assets[f]
Expenses	0.53%	0.55%	0.56%	0.56%	0.57%	0.58%
Net investment income	2.77%	2.81%	3.33%	3.55%	3.86%	4.01%

Supplemental data
Net assets, end of period (000’s)	$1,171,992	$1,146,322	$792,857	$435,837	$144,745	$5,769
Portfolio turnover rate	3.60%	1.81%	6.01%	10.11%	3.68%	13.05%

aFor the year ended February 29.
bFor the period December 1, 2008 (effective date) to February 28, 2009.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 73

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.6%
Alabama 2.3%
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding,
Series A, 5.00%, 5/01/19	$7,750,000	$8,857,940
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding,
Series A, Assured Guaranty, 5.00%,
8/01/20	3,535,000	4,022,512
8/01/21	3,535,000	3,963,548
8/01/22	3,535,000	3,903,276
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
Series A, 5.25%, 9/01/36	10,000,000	10,991,500
Series B, 5.50%, 9/01/33	13,500,000	15,099,480
Huntsville Health Care Authority Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%,
6/01/17	2,900,000	3,130,376
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	2,148,839
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16	2,000,000	2,005,540
Shelby County Board of Education Revenue, Capital Outlay School wts., 5.00%,
2/01/22	5,250,000	5,802,930
2/01/23	5,520,000	6,048,319
2/01/24	5,055,000	5,497,616
2/01/25	5,920,000	6,362,757
University of Alabama General Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/15	4,070,000	4,220,427
		82,055,060
Alaska 0.1%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project,
Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,178,630
Arizona 5.5%
Arizona Health Facilities Authority Revenue, Banner Health,
Series A, 5.00%, 1/01/22	8,000,000	8,483,760
Series D, 5.50%, 1/01/22	5,000,000	5,445,800
Series D, 5.00%, 1/01/23	5,000,000	5,322,950
Arizona School Facilities Board COP,
5.25%, 9/01/19	10,000,000	11,317,400
Refunding, Series A-3, Assured Guaranty, 5.00%, 9/01/19	16,185,000	18,345,536
Series B, NATL RE, FGIC Insured, 4.00%, 9/01/13	5,000,000	5,000,000
Arizona State Board of Regents Arizona State University System Revenue, Series C, 5.75%,
7/01/20	500,000	571,660
7/01/21	500,000	563,915
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,376,590
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	10,989,800
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	44,654,492
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	16,611,102
Arizona State Health Facilities Authority Hospital Revenue, Phoenix Children’s Hospital,
Refunding, Series A, 5.00%, 2/01/27	6,000,000	5,890,560

74 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Arizona State Transportation Board Highway Revenue, Subordinated, Refunding, Series A, 5.00%,
7/01/24	$5,000,000	$5,556,100
7/01/24	6,000,000	6,692,220
7/01/25	5,000,000	5,491,150
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, Pre-Refunded,
5.25%, 9/01/16	2,505,000	2,629,148
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding, Series B, 5.00%,
12/01/18	5,605,000	5,834,581
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18	2,000,000	2,144,040
Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,
7/01/19	1,900,000	2,181,333
7/01/20	1,300,000	1,486,862
7/01/21	4,200,000	4,689,846
Pima County Sewer System Revenue,
Series A, AGMC Insured, 5.00%, 7/01/24	2,250,000	2,466,562
Series B, 5.00%, 7/01/24	6,030,000	6,618,046
Series B, 5.00%, 7/01/25	4,500,000	4,849,605
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%,
9/01/21	4,000,000	4,119,080
Tempe IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
7/01/15	1,000,000	1,000,830
7/01/16	1,000,000	1,000,530
University Medical Center Corp. Hospital Revenue, Tucson, 6.00%, 7/01/24	2,000,000	2,201,440
		198,534,938
Arkansas 0.2%
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Arkansas
Department of Correction Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
11/01/17	1,955,000	2,147,372
11/01/19	1,065,000	1,169,796
Fort Smith Sales and Use Tax Revenue, Refunding and Improvement, 5.00%, 5/01/23	5,000,000	5,489,100
		8,806,268
California 10.8%
California Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Series L, 5.125%, 7/01/22	6,320,000	6,655,213
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	591,500
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,403,600
California State GO,
Pre-Refunded, 5.25%, 11/01/17	7,680,000	7,740,058
Refunding, 5.00%, 8/01/21	20,000,000	22,014,000
Refunding, 5.25%, 9/01/25	15,000,000	16,508,250
Refunding, 5.00%, 10/01/25	15,000,000	16,382,400
Various Purpose, 5.50%, 4/01/21	20,000,000	22,823,000
Various Purpose, 5.25%, 10/01/23	25,050,000	28,372,381
Various Purpose, 5.25%, 10/01/24	9,780,000	10,901,473
Various Purpose, 5.25%, 10/01/25	5,000,000	5,507,100
Various Purpose, Pre-Refunded, 5.25%, 11/01/17	2,320,000	2,338,328
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,328,313
	Semiannual Report | 75

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Health Facilities Financing Authority Revenue, Sutter Health, Refunding,
Series B,
5.00%, 8/15/22	$4,000,000	$4,453,000
5.25%, 8/15/23	13,000,000	14,552,980
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, 5.00%, 10/01/20	2,000,000	2,306,820
Series A, 5.25%, 10/01/22	3,300,000	3,737,679
Series A, 5.25%, 10/01/23	5,365,000	5,897,369
Series A, 5.25%, 10/01/24	3,000,000	3,308,640
Series A, 5.25%, 10/01/25	3,000,000	3,245,670
Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,520,577
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	11,737,000
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	16,776,690
Series I, 5.00%, 11/01/18	4,000,000	4,614,640
Series I, 5.25%, 11/01/20	5,000,000	5,736,750
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,242,033
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,840,047
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,428,160
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,
5.00%, 8/01/22	2,610,000	2,779,885
5.25%, 8/01/23	2,860,000	3,061,802
Livermore-Amador Valley Water Management Agency Sewer Revenue, Refunding, 5.00%,
8/01/24	5,660,000	6,087,839
8/01/25	4,765,000	5,058,524
Los Angeles Department of Water and Power Revenue, Power System, Refunding,
Series A, 5.00%, 7/01/26	11,025,000	12,072,926
Series B, 5.25%, 7/01/24	17,000,000	18,770,550
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding,
Series A, Assured Guaranty,
5.00%, 4/01/17	3,215,000	3,564,631
5.25%, 4/01/18	2,495,000	2,816,131
5.25%, 4/01/19	3,180,000	3,591,556
Los Angeles USD, GO,
Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/24	6,700,000	7,195,197
Election of 2005, Series F, 5.00%, 7/01/22	5,675,000	6,315,424
Orange County Airport Revenue, 5.00%,
7/01/20	3,465,000	3,815,034
7/01/21	7,545,000	8,160,898
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	23,392,884
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
5.00%, 4/01/25	4,000,000	4,177,600
5.25%, 4/01/26	2,500,000	2,610,200
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
Refunding, Series A, 5.65%, 1/15/17	3,000,000	3,077,880
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,
8/01/21	10,000,000	10,263,300
8/01/22	10,000,000	10,180,400

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	$2,870,000	$3,001,073
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%,
1/01/23	8,000,000	8,743,120
Val Verde USD, COP, Centralized Support Services and District Office Facilities Project,
FGIC Insured, ETM, 5.00%, 1/01/15	1,000,000	1,060,320
		391,760,845
Colorado 2.2%
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A,
NATL Insured, 4.375%, 9/01/17	17,000,000	17,820,760
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%,
11/15/26	5,000,000	5,324,650
11/15/27	4,250,000	4,472,488
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%,
9/01/20	10,090,000	11,483,328
E-470 Public Highway Authority Senior Revenue, Series D, Sub Series D-1, NATL Insured,
5.50%, 9/01/24	8,000,000	8,342,400
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	3,885,000	4,224,316
Regional Transportation District COP, Refunding, Series A, 5.00%, 6/01/26	14,000,000	14,692,580
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%,
11/01/24	5,000,000	5,595,450
11/01/25	5,870,000	6,481,771
		78,437,743
Connecticut 1.0%
Connecticut State Revolving Fund General Revenue, Series A, 5.00%, 3/01/26	6,015,000	6,651,146
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purposes,
Series A, 5.00%, 1/01/24	26,040,000	29,078,868
		35,730,014
Florida 9.1%
Broward County School Board COP, Master Lease Purchase Agreement, Series A,
AGMC Insured, 5.00%, 7/01/16	5,915,000	6,350,048
Broward County Water and Sewer Utility Revenue, Refunding, Series B, 5.00%,
10/01/24	6,000,000	6,758,880
10/01/25	6,325,000	7,020,497
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
5.00%, 6/01/16	40,415,000	44,378,903
5.25%, 6/01/17	3,250,000	3,639,805
6.00%, 6/01/17	5,000,000	5,744,150
Collier County School Board COP, Master Lease Program, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,401,272
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE,
FGIC Insured, 5.00%, 3/01/19	5,000,000	5,229,500
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,349,030
Jacksonville Capital Improvement Revenue, Refunding, 5.00%,
10/01/25	7,295,000	7,914,637
10/01/26	7,350,000	7,927,636

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, Series A, 5.00%,
10/01/28	$6,000,000	$6,087,180
Marion County Public Improvement Revenue, Refunding, NATL Insured, 4.30%, 12/01/13	1,800,000	1,804,104
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,
4.25%, 10/01/18	6,920,000	7,611,170
4.50%, 10/01/19	4,805,000	5,331,772
5.00%, 10/01/21	5,000,000	5,555,450
5.00%, 10/01/22	5,890,000	6,435,237
5.25%, 10/01/23	4,875,000	5,363,573
Miami-Dade County School Board COP, Master Lease Purchase Agreement, Series A,
Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,033,438
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%,
7/01/24	2,250,000	2,400,233
7/01/25	3,000,000	3,175,230
7/01/26	4,000,000	4,197,520
7/01/27	4,000,000	4,114,680
Miami-Dade County Water and Sewer System Revenue, Refunding, Series B, 5.00%,
10/01/27	15,000,000	15,762,900
Orange County School Board COP, Master Lease Purchase Agreement, Series B, NATL RE,
FGIC Insured, 5.00%,
8/01/18	5,150,000	5,583,887
8/01/19	5,985,000	6,468,109
Orlando Utilities Commission Utility System Revenue, Refunding, Series A, 5.00%,
10/01/23	4,000,000	4,527,280
10/01/24	16,385,000	18,289,428
10/01/25	2,000,000	2,193,980
Orlando-Orange County Expressway Authority Revenue, Refunding,
AGMC Insured, 5.00%, 7/01/24	9,355,000	10,087,403
Series B, AGMC Insured, 5.00%, 7/01/22	7,500,000	8,395,575
Series B, AGMC Insured, 5.00%, 7/01/23	10,000,000	11,131,700
Series B, AGMC Insured, 5.00%, 7/01/24	14,650,000	16,028,858
Palm Beach County School Board COP, Master Lease Purchase Agreement, Series E,
NATL Insured, 5.00%, 8/01/21	6,060,000	6,620,247
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	19,035,771
Palm Beach County Water and Sewer Revenue, Refunding, 5.00%,
10/01/24	700,000	803,194
10/01/25	1,690,000	1,915,852
10/01/26	1,250,000	1,400,088
10/01/27	2,150,000	2,369,859
10/01/28	1,240,000	1,348,376
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D,
AGMC Insured, 5.00%,
10/01/22	9,490,000	10,086,352
10/01/24	10,455,000	11,039,644
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida
Obligated Group, 5.00%, 8/15/19	5,000,000	5,506,200
		331,418,648

78 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Georgia 1.0%
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,
12/01/20	$1,500,000	$1,583,730
12/01/21	1,000,000	1,048,230
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.00%,
11/01/20	8,575,000	9,670,799
11/01/21	9,230,000	10,205,519
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%,
12/01/13	1,020,000	1,021,601
Municipal Electric Authority Revenue, Project One, Subordinated, Series B, 5.00%,
1/01/20	10,000,000	11,390,500
South Georgia Governmental Services Authority Revenue, Telecommunications/Cable Systems
Projects, NATL RE, FGIC Insured, 5.00%, 1/01/16	2,650,000	2,724,015
		37,644,394
Illinois 5.8%
Chicago Board of Education GO, Unlimited Tax, Dedicated Revenues, Refunding, Series B,
AMBAC Insured, 5.00%, 12/01/21	16,015,000	16,734,394
Chicago GO,
Project and Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	22,490,000	23,103,527
Project and Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	10,280,000	10,519,113
Refunding, Series A, 5.00%, 1/01/22	10,935,000	11,341,891
Refunding, Series C, 5.00%, 1/01/24	15,185,000	15,359,172
Series A, 5.00%, 12/01/21	5,500,000	5,757,840
Chicago O’Hare International Airport Revenue, General, third lien,
Refunding, Series B, AGMC Insured, 5.00%, 1/01/18	10,670,000	11,686,424
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,453,429
Series C, AGMC Insured, 5.25%, 1/01/22	5,215,000	5,694,311
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration
Section 5307, Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,381,331
Cook County GO, Refunding, Series A, 5.25%, 11/15/22	12,395,000	13,585,664
Illinois Finance Authority Revenue, Rush University Medical Center Obligated Group, Series A,
6.75%, 11/01/24	5,000,000	5,659,400
Illinois State GO,
5.50%, 7/01/26	7,000,000	7,318,290
Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	13,141,080
Series A, AGMC Insured, 5.00%, 4/01/25	18,000,000	18,314,460
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%,
6/15/26	14,000,000	14,843,500
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project,
Refunding, Series B, 5.00%,
12/15/22	5,000,000	5,653,000
12/15/22	2,000,000	2,194,260
6/15/23	4,000,000	4,440,320
Southwestern Illinois Development Authority Revenue, Local Government Program,
Edwardsville Community Unit School District No. 7 Project, AGMC Insured, 5.00%,
12/01/19	11,005,000	12,141,927
		212,323,333

Semiannual Report | 79

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Kentucky 0.8%
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway
Trust, First Series A, 5.00%, 9/01/20	$6,000,000	$6,804,060
Kentucky State Property and Buildings Commission Revenues, Project No. 87, Refunding,
NATL RE, FGIC Insured, 5.00%, 3/01/23	11,000,000	11,761,200
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22	1,000,000	1,124,260
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drainage System
Revenue, Refunding, Series A, 5.00%, 5/15/24	7,000,000	7,710,640
		27,400,160
Louisiana 1.5%
Jefferson Sales Tax District Special Sales Tax Revenue, Parish of Jefferson, Refunding,
Series B, Assured Guaranty, 5.00%, 12/01/21	15,000,000	16,444,200
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B,
AMBAC Insured, 5.00%, 6/01/19	20,000,000	21,652,000
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1,
Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,211,100
New Orleans GO, Public Improvement, Radian Insured, Series A, 5.00%, 12/01/25	7,915,000	8,164,243
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,595,300
		54,066,843
Maryland 0.3%
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
Refunding, Assured Guaranty, 5.00%,
6/01/19	1,445,000	1,512,612
6/01/20	1,000,000	1,034,560
Maryland State Health and Higher Educational Facilities Authority Revenue,
Peninsula Regional Medical Center Issue, 5.00%, 7/01/18	1,600,000	1,736,544
Peninsula Regional Medical Center Issue, 5.00%, 7/01/19	1,430,000	1,534,876
Peninsula Regional Medical Center Issue, 5.00%, 7/01/20	1,000,000	1,065,990
Washington County Hospital Issue, 5.25%, 1/01/22	1,000,000	1,037,840
Washington County Hospital Issue, 5.25%, 1/01/23	1,250,000	1,287,362
Western Maryland Health System Issue, Refunding, Series A, NATL Insured, 5.00%,
1/01/19	2,920,000	3,144,957
		12,354,741
Massachusetts 1.8%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Subordinated, Series B, 5.00%, 1/01/20	5,000,000	5,729,750
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,601,250
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,682,450
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup Issue,
Capital Asset Program, Series B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,860,128
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Senior,
Refunding,
Series A, 5.00%, 8/15/25	10,975,000	12,167,434
Series A, 5.00%, 8/15/26	7,000,000	7,665,140
Series B, 5.00%, 8/15/27	6,000,000	6,494,220

80 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Water Pollution Abatement Trust Revenue, State Revolving Fund,
Series 17, Sub Series 17A, 5.00%,
2/01/24	$9,380,000	$10,758,110
2/01/25	9,750,000	11,030,077
		66,988,559
Michigan 4.1%
Detroit GO,
Limited Tax, Distributable State Aid, 5.00%, 11/01/19	6,775,000	7,171,405
Limited Tax, Distributable State Aid, 5.00%, 11/01/20	6,000,000	6,259,740
Unlimited Tax, Series A-1, NATL Insured, 5.00%, 4/01/19	5,000,000	4,702,950
Unlimited Tax, Series B, AGMC Insured, 5.00%, 4/01/18	2,635,000	2,564,646
Unlimited Tax, Series B, AGMC Insured, 5.00%, 4/01/19	2,515,000	2,426,044
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Group A,
Refunding, Series B, AMBAC Insured, 5.00%,
12/01/17	1,000,000	1,054,600
12/01/18	1,000,000	1,044,590
Michigan State Finance Authority Revenue,
School District of the City of Detroit, Refunding, 5.25%, 6/01/17	10,640,000	11,697,829
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	6,000,000	6,637,620
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	5,570,300
State Revolving Fund, Clean Water, Subordinate, Refunding, 5.00%, 10/01/24	7,000,000	7,798,420
Michigan State GO, School Loan, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,234,600
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	6,670,000	6,819,675
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group,
Mandatory Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	11,778,000
Refunding, Series MI, 5.00%, 12/01/24	8,000,000	8,463,600
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,340,300
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding,
Series ET, Sub Series ET-2, 5.50%, 8/01/29	7,000,000	7,744,590
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%,
10/15/22	4,000,000	4,257,400
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%,
10/15/23	1,000,000	1,055,800
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated
Group, Refunding, Series V, 6.25%, 9/01/14	3,000,000	3,154,590
South Lyon Community Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/16	3,040,000	3,331,779
Wayne State University Revenue, Refunding, Series A, 5.00%,
11/15/18	4,265,000	4,947,997
11/15/19	5,210,000	6,037,192
11/15/20	5,255,000	5,851,180
Wayne-Westland Community Schools GO, Unlimited Tax, Refunding, AGMC Insured, 5.00%,
5/01/16	2,825,000	2,960,176
Wyandotte Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%,
10/01/17	3,955,000	4,398,711
		147,303,734

Semiannual Report | 81

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Minnesota 0.7%
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities,
Essentia Health Obligated Group, Series C-1, Assured Guaranty,
5.00%, 2/15/21	$4,165,000	$4,595,828
5.00%, 2/15/22	5,570,000	6,064,950
5.25%, 2/15/23	5,000,000	5,494,750
Minnesota State General Fund Revenue, Appropriation, Refunding, Series A, 5.00%,
3/01/24	7,500,000	8,378,400
3/01/25	1,925,000	2,122,101
		26,656,029
Missouri 0.6%
Hannibal IDA Health Facilities Revenue, Hannibal Regional Hospital, Refunding, 5.00%,
3/01/19	1,675,000	1,721,498
Jackson County Reorganized School District No. 7 Lee’s Summit GO, School Building,
NATL Insured, 5.00%,
3/01/16	1,020,000	1,042,787
3/01/16	980,000	1,000,727
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point
Project, NATL Insured, 5.00%,
1/01/17	1,500,000	1,557,855
1/01/19	1,000,000	1,028,850
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.50%, 8/01/21	15,245,000	16,160,005
		22,511,722
Nevada 1.4%
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,
7/01/22	5,000,000	5,505,100
7/01/23	15,000,000	16,423,200
Clark County School District GO, Refunding, Series A, NATL RE, FGIC Insured, 4.50%,
6/15/19	5,000,000	5,525,550
Clark County Water Reclamation District GO,
Series A, 5.25%, 7/01/21	3,435,000	3,817,762
Series A, 5.25%, 7/01/22	3,120,000	3,455,400
Series B, 5.25%, 7/01/21	3,430,000	3,812,205
Series B, 5.25%, 7/01/22	3,615,000	4,003,613
Washoe County School District GO, Limited Tax, Refunding, Series A, 5.00%, 6/01/25	6,130,000	6,624,936
		49,167,766
New Hampshire 0.2%
Manchester GARB, Series A, AGMC Insured, 5.00%, 1/01/25	7,930,000	8,230,071
New Jersey 8.5%
Hudson County Improvement Authority Facility Lease Revenue, Hudson County Lease Project,
Refunding, AGMC Insured, 5.375%,
10/01/22	5,220,000	5,803,439
10/01/23	5,375,000	5,930,990
10/01/24	2,050,000	2,257,645
New Jersey EDA Revenue, School Facilities Construction, Refunding,
Series DD-1, 5.00%, 12/15/18	20,000,000	22,722,000
Series EE, 5.25%, 9/01/24	12,210,000	13,379,474

82 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health Issue,
Refunding, Series A, 5.00%,
7/01/20	$10,000,000	$10,739,500
7/01/21	20,535,000	21,774,082
New Jersey State COP, Equipment Lease Purchase Agreement, Series A,
5.25%, 6/15/22	10,000,000	10,864,100
5.25%, 6/15/23	17,945,000	19,369,295
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,149,350
New Jersey State Educational Facilities Authority Revenue, Kean University Issue, Refunding,
Series A, 5.00%, 9/01/21	6,000,000	6,639,480
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,685,338
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,808,700
Refunding, Series 1A, 4.75%, 12/01/21	6,985,000	7,310,571
Refunding, Series 1A, 4.75%, 12/01/22	9,345,000	9,681,046
Series A, 5.375%, 6/01/24	15,000,000	15,795,750
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, AGMC Insured, 5.00%, 6/15/26	26,650,000	28,100,026
Transportation System, Refunding, Series A, 5.25%, 12/15/21	10,000,000	11,440,900
Transportation System, Refunding, Series A, 5.50%, 12/15/22	25,000,000	28,823,500
Transportation System, Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	13,218,457
Transportation System, Series D, AGMC Insured, Pre-Refunded, 5.00%, 6/15/19	5,630,000	6,081,976
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,
1/01/20	10,000,000	11,174,800
1/01/21	20,000,000	22,056,800
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/26	5,000,000	5,451,350
Refunding, Series J, 5.00%, 5/01/27	10,830,000	11,671,816
Series L, 5.00%, 5/01/27	5,270,000	5,679,637
		307,610,022
New York 10.5%
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project,
Refunding, 5.00%, 5/01/23	6,235,000	6,957,512
Refunding, 5.00%, 5/01/24	8,000,000	8,813,680
Series A, 5.00%, 5/01/22	14,840,000	16,283,784
Series A, AGMC Insured, 5.75%, 5/01/22	5,000,000	5,637,100
Long Island Power Authority Electric System Revenue, General, Refunding,
Series A, NATL RE, FGIC Insured, 5.00%, 12/01/19	7,000,000	7,502,530
Series B, 5.00%, 9/01/26	5,000,000	5,251,050
Series E, NATL RE, FGIC Insured, 5.00%, 12/01/18	8,500,000	9,267,635
MTA Revenue,
Refunding, Series F, 5.00%, 11/15/26	25,000,000	26,374,250
Transportation, Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,364,538
Transportation, Series A, 5.00%, 11/15/27	3,500,000	3,658,445
Transportation, Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,574,850
Transportation, Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,106,264
Transportation, Series C, 5.00%, 11/15/16	1,150,000	1,289,610
Transportation, Series C, 5.75%, 11/15/18	15,000,000	16,727,550

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Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services of
Long Island Obligated Group Project, Refunding, 5.00%, 7/01/21	$9,000,000	$9,826,290
New York City GO,
Fiscal 2006, Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	10,000,000	10,809,300
Fiscal 2008, Refunding, Series G, 5.00%, 8/01/21	7,000,000	7,724,010
Fiscal 2008, Series D, 5.00%, 12/01/21	5,000,000	5,535,700
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/24	11,420,000	12,702,123
Fiscal 2013, Series I, 5.00%, 8/01/24	10,200,000	11,452,968
Series F, 4.75%, 1/15/16	5,000	5,015
Series H, 5.00%, 8/01/16	1,555,000	1,617,418
Series H, 5.00%, 8/01/17	2,345,000	2,435,634
Series H, Pre-Refunded, 5.00%, 8/01/16	1,445,000	1,507,048
Series H, Pre-Refunded, 5.00%, 8/01/17	1,985,000	2,071,149
Series O, 5.00%, 6/01/19	45,000	47,597
Series O, Pre-Refunded, 5.00%, 6/01/19	4,955,000	5,346,841
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,
Series S-3, 5.00%, 1/15/23	5,000,000	5,520,300
Series S-4, 5.00%, 1/15/21	4,665,000	5,229,185
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate,
Fiscal 2003, Refunding, Sub Series A-1, 5.00%, 11/01/23	11,500,000	12,896,100
Fiscal 2011, Series C, 5.00%, 11/01/23	12,805,000	14,363,881
Series C, 5.00%, 11/01/24	7,620,000	8,498,891
New York State Dormitory Authority Lease Revenue, Third General Resolution, State University
Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/23	8,435,000	9,524,380
5/15/24	7,000,000	7,769,790
New York State Dormitory Authority Revenue, Mortgage, St. Barnabas Hospital, Series B,
FHA Insured, 4.25%, 8/01/14	1,355,000	1,358,347
New York State Dormitory Authority Revenues,
Non-State Supported Debt, School Districts Revenue, Bond Financing Program, Series A,
Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,347,650
State Supported Debt, City University System, Consolidated Fifth General Resolution,
Series A, NATL RE, FGIC Insured, 5.50%, 7/01/23	7,915,000	9,343,420
State Supported Debt, Mental Health Services Facilities Improvement, Refunding,
Series A-1, 5.50%, 2/15/18	10,000,000	11,587,400
State Supported Debt, Mental Health Services Facilities Improvement, Refunding,
Series A-1, 5.00%, 2/15/19	3,245,000	3,676,682
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B,
5.00%, 4/01/21	12,000,000	13,706,040
New York State Thruway Authority General Revenue,
Refunding, Series H, NATL RE, FGIC Insured, 5.00%, 1/01/22	10,000,000	10,949,100
Series I, 5.00%, 1/01/26	10,000,000	10,760,100
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract,
Refunding, 5.00%, 4/01/19	9,570,000	11,005,787
New York State Thruway Authority State Personal Income Tax Revenue, Transportation,
Refunding, Series A, 5.00%, 3/15/25	11,500,000	12,546,730
New York State Urban Development Corp. Revenue, Service Contract, Refunding, Series A,
Sub Series A-1, 5.00%, 1/01/20	6,500,000	7,436,455

84 | Semiannual Report

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Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A,
Assured Guaranty, 5.375%, 12/15/18	$5,365,000	$6,203,442
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%, 7/01/22	10,000,000	10,707,100
Triborough Bridge and Tunnel Authority Revenues, General, MTA Bridges and Tunnels,
Refunding, Series B, 5.00%, 11/15/23	10,000,000	11,304,400
		380,625,071
North Carolina 1.6%
The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas
HealthCare System, Series AA, AGMC Insured, 5.00%, 1/15/22	10,000,000	10,740,600
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 5.00%, 1/01/21	10,000,000	11,194,000
Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	16,948,800
Series C, Assured Guaranty, 6.00%, 1/01/19	2,500,000	2,772,575
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
Series A, 5.25%, 1/01/20	4,500,000	4,968,855
Series B, 5.00%, 1/01/20	8,000,000	9,082,480
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	1,915,804
		57,623,114
Ohio 6.4%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%,
12/01/24	5,265,000	5,718,527
12/01/25	6,645,000	7,125,566
12/01/26	8,240,000	8,723,688
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project,
Refunding, Series A, 5.25%,
2/15/20	6,000,000	6,631,320
2/15/21	11,500,000	12,553,975
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,
1/01/25	5,000,000	5,206,850
1/01/26	5,000,000	5,147,150
Cleveland Municipal School District GO, Unlimited Tax, School Improvement, AGMC Insured,
5.00%,
12/01/14	1,915,000	1,978,463
12/01/15	1,510,000	1,559,694
12/01/16	1,400,000	1,444,800
Cleveland Water Revenue, second lien, Refunding, Series A, 5.00%,
1/01/23	1,840,000	2,074,490
1/01/24	1,750,000	1,947,365
1/01/25	2,500,000	2,747,750
1/01/26	2,000,000	2,171,240
Cuyahoga County Recovery Zone Facility EDR, Medical Mart/Convention Center Project,
Series F, 5.00%,
12/01/20	7,000,000	7,851,340
12/01/21	7,300,000	8,053,433

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Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Hamilton City School District GO, School Improvement Unlimited Tax, AGMC Insured, 5.00%,
12/01/24	$5,000,000	$5,323,600
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement and Refunding, Series A, 5.00%,
12/01/24	2,500,000	2,824,825
12/01/25	2,400,000	2,672,424
12/01/26	4,000,000	4,389,520
12/01/27	5,000,000	5,420,750
12/01/28	3,000,000	3,221,130
Kent State University Revenues, General Receipts, Series A, 5.00%,
5/01/23	1,200,000	1,312,728
5/01/24	1,500,000	1,620,150
5/01/25	1,500,000	1,599,705
5/01/26	1,600,000	1,686,064
Lakewood City School District GO, Unlimited Tax, School Improvement, Refunding,
AGMC Insured, 4.50%, 12/01/22	2,900,000	3,099,230
Mason City School District GO, Unlimited Tax, School Improvement, Refunding, NATL RE,
FGIC Insured, 5.00%, 12/01/15	2,670,000	2,925,199
Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding,
Series B, 5.25%, 11/15/39	4,000,000	4,181,680
Nordonia Hills City School District GO, Unlimited Tax, School Improvement, Refunding,
NATL RE, FGIC Insured, 4.50%, 12/01/21	2,360,000	2,473,610
Ohio State Building Authority Revenue, State Facilities, Administrative Building Fund Projects,
Refunding, Series C, 5.00%, 10/01/22	5,780,000	6,395,165
Ohio State GO, Higher Education, Refunding, Series A, 5.00%,
2/01/24	8,585,000	9,612,024
2/01/25	7,000,000	7,744,940
Ohio State Turnpike Commission Turnpike Revenue, Refunding, Series A, NATL RE,
FGIC Insured, 5.50%, 2/15/24	10,000,000	11,689,100
Toledo City School District GO, Unlimited Tax, School Facilities Improvement, Refunding,
Series B, 5.00%,
12/01/24	2,920,000	3,219,417
12/01/25	4,125,000	4,487,299
12/01/26	4,340,000	4,675,699
12/01/27	4,565,000	4,863,597
Toledo Water System Revenue, Improvement and Refunding, 5.00%,
11/15/25	4,000,000	4,358,880
11/15/26	6,140,000	6,603,509
11/15/27	6,450,000	6,857,059
11/15/28	6,570,000	6,920,378
University of Cincinnati General Receipts Revenue, Series C,
5.00%, 6/01/25	3,010,000	3,269,492
Assured Guaranty, 5.00%, 6/01/21	11,810,000	13,194,132
Assured Guaranty, 5.00%, 6/01/22	11,675,000	12,896,088
Youngstown GO, Limited Tax, AMBAC Insured, 6.125%, 12/01/15	810,000	817,897
		231,290,942

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Oregon 1.5%
Beaverton School District No. 48J GO, Washington and Multnomah Counties, Refunding,
Series B, 4.00%, 6/15/26	$18,755,000	$18,934,110
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare
Community Inc., Refunding, 7.375%, 1/01/23	2,000,000	2,404,440
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured,
Pre-Refunded, 5.00%, 11/01/19	2,340,000	2,648,763
Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
Refunding, Series A, 5.00%, 11/15/25	10,000,000	11,170,100
Series A, 5.00%, 11/15/22	5,840,000	6,459,858
Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,
6/15/18	3,135,000	3,417,119
6/15/19	3,290,000	3,574,848
Portland Water System Revenue, second lien, Refunding, Series A, 5.00%, 10/01/25	5,000,000	5,583,900
		54,193,138
Pennsylvania 4.7%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical
Center,
Series A, 5.00%, 5/15/19	9,000,000	10,212,570
Series A, 5.00%, 5/15/20	7,500,000	8,461,500
Series B, 5.00%, 6/15/18	5,000,000	5,133,500
Allegheny County IDAR, Pollution Control, Duquesne Light Co. Project, Refunding, Series A,
AMBAC Insured, 4.35%, 12/01/13	5,000,000	5,037,600
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,
6/01/22	4,130,000	4,527,389
6/01/23	4,345,000	4,714,021
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	36,478,558
Series E, 5.00%, 12/01/24	5,000,000	5,347,700
Series E, 5.00%, 12/01/25	10,000,000	10,565,900
Subordinate, Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	11,448,600
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	6,510,014
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	21,696,600
Philadelphia Municipal Authority Revenue, Lease, 6.00%, 4/01/22	7,065,000	7,906,795
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	10,000,000	11,323,900
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,711,950
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,720,500
Series A, 5.00%, 1/01/20	1,210,000	1,348,968
Series A, 5.25%, 1/01/21	3,655,000	4,060,413
Series A, 5.25%, 1/01/22	2,330,000	2,569,128
		168,775,606
South Carolina 1.6%
Anderson Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%,
7/01/22	2,555,000	2,950,540
7/01/23	2,695,000	3,080,762
7/01/24	2,825,000	3,201,431
7/01/25	2,965,000	3,316,649

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Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
Berkeley County Utility Revenue, Combined Utility System, Refunding, 5.00%,
6/01/25	$3,665,000	$4,073,611
6/01/26	1,700,000	1,869,031
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase,
School District of Pickens County Project, AGMC Insured, 5.00%, 12/01/18	5,000,000	5,496,100
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement,
5.375%, 8/01/22	6,000,000	6,551,820
South Carolina State Transportation Infrastructure Bank Revenue, Refunding, Series B,
AGMC Insured, 5.00%,
10/01/25	12,935,000	14,074,961
10/01/26	13,440,000	14,464,397
		59,079,302
Tennessee 0.8%
Memphis GO, General Improvement, Refunding, Series A, 5.00%, 4/01/22	15,805,000	18,294,762
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding,
Series A, 5.00%, 1/01/26	5,000,000	5,541,600
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Refunding, 5.00%,
7/01/26	1,675,000	1,838,396
7/01/27	1,800,000	1,954,062
		27,628,820
Texas 6.5%
Austin Water and Wastewater System Revenue, Refunding,
5.00%, 11/15/26	4,835,000	5,238,481
5.00%, 11/15/27	4,000,000	4,279,560
Series A, 5.00%, 11/15/28	5,000,000	5,327,850
Brownsville Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured,
5.00%, 9/01/22	8,455,000	9,060,294
Clear Creek ISD, GO, Refunding, Series A, 5.00%,
2/15/25	11,370,000	12,554,868
2/15/26	12,060,000	13,078,708
Dallas County Utility and Reclamation District GO, Refunding,
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,217,904
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,536,754
Dallas Waterworks and Sewer System Revenue, Refunding,
5.00%, 10/01/23	5,000,000	5,729,150
AMBAC Insured, 4.50%, 10/01/19	10,000,000	10,989,400
Dallas/Fort Worth International Airport Revenue, Joint, Refunding,
Series A, 5.00%, 11/01/23	1,500,000	1,596,150
Series A, 5.00%, 11/01/24	1,000,000	1,057,890
Series D, 5.25%, 11/01/27	5,000,000	5,223,850
Series D, 5.25%, 11/01/28	2,100,000	2,175,117
Fort Worth GO, General Purpose, Refunding and Improvement, 5.00%,
3/01/25	6,000,000	6,674,640
3/01/26	6,790,000	7,448,766
Frisco GO, Refunding and Improvement, 5.00%, 2/15/25	5,000,000	5,577,350

88 | Semiannual Report

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Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured,
5.00%, 2/15/22	$4,165,000	$4,382,580
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	11,227,700
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
8/01/19	1,000,000	1,007,710
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services
Corp. Project, Refunding,
Series A, 5.00%, 5/15/24	6,000,000	6,496,920
Series B, 5.00%, 5/15/24	10,620,000	11,499,548
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.00%,
9/01/24	12,000,000	13,183,560
Sabine River Authority PCR, Southwestern Electric Power Co. Project, Refunding,
NATL Insured, 4.95%, 3/01/18	15,000,000	16,095,900
San Antonio Electric and Gas Revenue, Refunding, 5.25%, 2/01/25	27,000,000	30,891,510
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center
Regional Healthcare System Project, Refunding and Improvement, Series A, 5.25%,
11/01/22	5,000,000	5,159,500
11/01/23	5,000,000	5,111,850
Williamson County GO, Limited Tax, Refunding, 5.00%,
2/15/23	6,235,000	7,099,171
2/15/25	13,780,000	15,354,227
		235,276,908
Utah 0.6%
Salt Lake County College Revenue, Westminster College Project, Refunding, 5.00%,
10/01/19	2,585,000	2,656,579
Utah State Board of Regents Student Loan Revenue, Refunding, Series EE-2, 5.00%,
11/01/20	9,000,000	10,440,000
11/01/21	9,000,000	10,213,020
		23,309,599
Virginia 1.2%
Norfolk Water Revenue, Refunding, 5.00%,
11/01/24	6,145,000	6,891,310
11/01/25	6,000,000	6,643,200
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,
8/01/19	12,635,000	14,583,949
8/01/20	13,450,000	15,542,551
		43,661,010
Washington 1.3%
Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,
2/01/19	6,805,000	7,868,621
2/01/20	7,000,000	8,101,520

Semiannual Report | 89

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Washington State GO, Various Purpose, Series D, 5.00%,
2/01/24	$13,285,000	$14,868,572
2/01/25	13,955,000	15,424,741
		46,263,454
Wisconsin 0.3%
Wisconsin State Transportation Revenue, Series 1, 5.00%, 7/01/24	10,000,000	11,194,100
U.S. Territories 1.7%
Guam 0.1%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,
12/01/18	1,540,000	1,661,691
12/01/19	1,025,000	1,093,921
		2,755,612
Puerto Rico 1.6%
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, Series A, 5.50%, 7/01/18	8,455,000	8,608,120
Series A, 5.00%, 7/01/23	4,000,000	3,365,000
Series A, 5.25%, 7/01/23	3,500,000	2,901,255
Series A, FGIC Insured, 5.50%, 7/01/21	2,500,000	2,309,275
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,
Series K, 5.00%, 7/01/19	5,000,000	4,964,800
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
Refunding, Series C, AMBAC Insured, 5.50%, 7/01/24	10,000,000	8,320,200
Puerto Rico Electric Power Authority Power Revenue, Refunding,
Series DDD, 5.00%, 7/01/21	8,745,000	8,004,998
Series SS, NATL Insured, 5.00%, 7/01/24	10,000,000	8,519,200
Series ZZ, 5.25%, 7/01/19	8,000,000	7,983,520
Puerto Rico Sales Tax FICO Sales Tax Revenue, Senior Series C, 5.00%, 8/01/22	3,500,000	3,720,465
		58,696,833
Total U.S. Territories		61,452,445
Total Municipal Bonds before Short Term Investments
(Cost $3,456,155,967)		3,503,553,029
Short Term Investments 1.5%
Municipal Bonds 1.5%
Georgia 0.0%†
[a]Burke County Development Authority PCR, Georgia Power Co. Plant Voltage Project, Refunding,
First Series, Daily VRDN and Put, 0.09%, 7/01/49	1,600,000	1,600,000
Louisiana 0.1%
[a]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project,
First Stage, ACES, Refunding, Daily VRDN and Put, 0.06%, 9/01/17	3,500,000	3,500,000

90 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Missouri 0.2%
[a]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
St. Louis University, Refunding, Series B-1, Daily VRDN and Put, 0.09%, 10/01/35	$7,125,000	$7,125,000
Virginia 1.2%
[a]Roanoke IDA Hospital Revenue, Carilion Health System Obligated Group, Series A,
Sub Series A-1, AGMC Insured, Daily VRDN and Put, 0.10%, 7/01/36	26,000,000	26,000,000
Sub Series A-2, AGMC Insured, Daily VRDN and Put, 0.10%, 7/01/36	17,400,000	17,400,000
		43,400,000
Total Short Term Investments (Cost $55,625,000)		55,625,000
Total Investments (Cost $3,511,780,967) 98.1%		3,559,178,029
Other Assets, less Liabilities 1.9%		69,880,609
Net Assets 100.0%		$3,629,058,638

See Abbreviations on page 194.

†Rounds to less than 0.1% of net assets.
aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 91

Franklin Tax-Free Trust

Financial Highlights

Franklin Federal Limited-Term Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Class A	(unaudited)	2013	2012 [a]	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.56	$10.60	$10.29	$10.35	$10.11	$9.96
Income from investment operations[b]:
Net investment income[c]	0.07	0.18	0.20	0.21	0.24	0.27
Net realized and unrealized gains (losses)	(0.13)	(0.04)	0.31	(0.05)	0.25	0.16
Total from investment operations	(0.06)	0.14	0.51	0.16	0.49	0.43
Less distributions from net investment income	(0.07)	(0.18)	(0.20)	(0.22)	(0.25)	(0.28)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$10.43	$10.56	$10.60	$10.29	$10.35	$10.11

Total return[f]	(0.54)%	1.32%	4.95%	1.52%	4.86%	4.33%

Ratios to average net assets[g]
Expenses before waiver and payments by
affiliates	0.83%	0.84%	0.85%	0.87%	0.92%	1.03%
Expenses net of waiver and payments by
affiliates	0.60%	0.60%	0.57%	0.50%	0.50%	0.53%
Net investment income	1.37%	1.67%	1.88%	2.01%	2.33%	2.70%

Supplemental data
Net assets, end of period (000’s)	$947,233	$778,018	$682,132	$640,865	$380,522	$184,887
Portfolio turnover rate	10.91%	10.94%	5.72%	7.40%	15.53%	12.69%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

92 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights (continued)

Franklin Federal Limited-Term Tax-Free Income Fund
	Six Months Ended
	August 31, 2013	Year Ended February 28,
Advisor Class	(unaudited)	2013	2012 [a]	2011 [b]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.55	$10.59	$10.29	$10.27
Income from investment operations[c]:
Net investment income[d]	0.08	0.19	0.21	0.02
Net realized and unrealized gains (losses)	(0.13)	(0.04)	0.30	0.01
Total from investment operations	(0.05)	0.15	0.51	0.03
Less distributions from net investment income	(0.08)	(0.19)	(0.21)	(0.01)
Net asset value, end of period	$10.42	$10.55	$10.59	$10.29

Total return[e]	(0.47)%	1.47%	5.00%	0.33%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.68%	0.69%	0.70%	0.72%
Expenses net of waiver and payments by affiliates	0.45%	0.45%	0.42%	0.35%
Net investment income	1.52%	1.82%	2.03%	2.16%

Supplemental data
Net assets, end of period (000’s)	$141,000	$108,836	$80,569	$29,056
Portfolio turnover rate	10.91%	10.94%	5.72%	7.40%

aFor the year ended February 29.
bFor the period February, 1 2011 (effective date) to February 28, 2011.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 93

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 80.8%
Alabama 0.9%
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,
9/01/14	$665,000	$695,158
9/01/15	700,000	751,835
9/01/16	730,000	805,080
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/13, Series B, Pre-Refunded, 5.00%, 9/01/33	1,000,000	1,000,000
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	1,000,000	1,099,150
Mobile IDR, PCR, Alabama Power Co. Barry Plant Project, Mandatory Put 3/20/17, Series A,
1.65%, 6/01/34	5,000,000	4,998,250
		9,349,473
Alaska 0.5%
Valdez Marine Terminal Revenue, BP Pipelines Inc. Project, Refunding, Series A, 5.00%,
1/01/16	5,000,000	5,450,650
Arizona 4.4%
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%,
10/01/15	11,975,000	12,949,765
Phoenix Civic Improvement Corp. Transit Excise Tax Revenue, Light Rail Project,
AMBAC Insured, Pre-Refunded, 5.00%,
7/01/16	17,000,000	17,665,720
7/01/17	2,805,000	2,914,844
Phoenix Civic Improvement Corp. Transportation Excise Tax Revenue, Light Rail Project,
Refunding, 3.00%, 7/01/17	6,465,000	6,858,525
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Refunding,
NATL Insured, 5.00%, 7/01/19	3,840,000	3,973,824
Tucson COP, Refunding, AGMC Insured,
2.00%, 7/01/16	1,200,000	1,212,516
3.00%, 7/01/17	1,250,000	1,295,287
3.00%, 7/01/18	1,195,000	1,218,135
		48,088,616
Arkansas 0.5%
Jefferson County PCR, Entergy Arkansas Inc. Project, Refunding, 1.55%, 10/01/17	5,000,000	4,901,950
California 7.0%
Bennett Valley USD, GO, BANS, 4.00%, 1/01/15	2,130,000	2,200,269
[a]California Infrastructure and Economic Development Bank Revenue, The J. Paul Getty Trust,
Mandatory Put 4/01/15, Refunding, Series B-1, Weekly FRN, 0.36%, 10/01/47	8,000,000	8,000,880
California State Economic Recovery GO, Refunding, Series A, 5.00%, 7/01/22	5,000,000	5,484,600
California State GO, Refunding, 5.00%, 4/01/15	500,000	535,930
California State Health Facilities Financing Authority Revenue, St. Joseph Health System,
Mandatory Put 10/15/19, Series C, 5.00%, 7/01/43	3,250,000	3,650,887
Mandatory Put 10/15/20, Refunding, Series D, 5.00%, 7/01/43	5,000,000	5,588,400
California State Public Works Board Lease Revenue, Various Capital Projects, Series G,
Sub Series G-1, 5.00%, 10/01/13	10,685,000	10,722,184

94 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Statewide CDA Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.00%, 5/15/14	$1,000,000	$1,023,150
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%,
10/01/19	2,000,000	1,921,220
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%,
10/01/20	1,000,000	944,240
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%,
10/01/21	5,880,000	5,528,552
Imperial Community College District GO, Capital Appreciation, zero cpn., 8/01/14	7,250,000	7,197,727
Los Angeles CRDA Community Redevelopment Financing Authority Revenue, Bunker Hill
Project, Series A, AGMC Insured, 5.00%, 12/01/13	1,000,000	1,010,060
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1,
Refunding, Series C, Assured Guaranty, 5.00%, 7/01/15	1,000,000	1,079,990
Riverside County Transportation Commission Sales Tax Revenue, Limited Tax, Refunding,
Series A, 5.00%, 6/01/18	1,000,000	1,152,080
San Francisco City and County Airports Commission International Terminal Revenue,
Issue 32G, Refunding, Second Series, NATL RE, FGIC Insured, 5.00%, 5/01/23	11,675,000	12,645,543
San Jose RDA Tax Allocation, Series A, 6.125%, 8/01/15	3,000,000	3,151,200
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B,
AMBAC Insured, 5.00%,
2/01/14	1,000,000	1,015,190
2/01/15	1,025,000	1,074,262
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A,
5.00%, 11/01/15	1,000,000	1,056,430
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002,
Series C, AGMC Insured, zero cpn., 6/01/18	810,000	724,432
		75,707,226
Colorado 0.3%
Garfield County School District No. 16 GO, Refunding, 3.00%, 12/01/18	1,115,000	1,168,475
Regional Transportation District COP, Transit Vehicles Project, Series A, AMBAC Insured,
5.00%, 12/01/15	1,500,000	1,634,940
		2,803,415
Florida 6.6%
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
5.50%, 6/01/17	5,000,000	5,654,250
6.00%, 6/01/17	5,000,000	5,744,150
Assured Guaranty, 5.50%, 6/01/16	5,000,000	5,561,700
Escambia County Solid Waste Disposal Revenue, Gulf Power Co. Project, Mandatory Put
6/02/15, 1.35%, 4/01/39	7,500,000	7,511,550
Florida State Board of Education Lottery Revenue, Refunding, Series B, AMBAC Insured,
5.00%, 7/01/18	11,480,000	12,709,623
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%,
7/01/14	4,000,000	4,131,680
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/16	2,000,000	2,208,760
[a]Lakeland Electric and Water Revenue, Refunding, Weekly FRN, 0.81%, 10/01/17	3,000,000	2,981,190

Semiannual Report | 95

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty,
4.00%, 6/01/16	$1,580,000	$1,661,180
Sunshine State Governmental Financing Commission Revenue, Miami-Dade County Program,
Series A, AGMC Insured, 4.00%, 9/01/14	23,185,000	23,902,576
		72,066,659
Georgia 2.0%
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%,
11/01/15	6,390,000	6,863,116
Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle Project, Mandatory
Put 6/01/17, 1.75%, 12/01/49	10,000,000	10,003,500
Monroe County Development Authority PCR, Gulf Power Co. Project, Mandatory Put 6/21/17,
First Series, 1.70%, 6/01/49	5,000,000	4,827,750
		21,694,366
Hawaii 0.4%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Kahala Nui Project,
Series A, Pre-Refunded, 7.875%, 11/15/23	4,700,000	4,864,124
Idaho 0.1%
Canyon County School District No. 131 GO, Refunding, 4.00%, 8/15/18	1,480,000	1,599,096
Illinois 6.8%
Chicago GO, Modern Schools Across Chicago Program, Series A, 5.00%, 12/01/16	5,000,000	5,466,350
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,
5.00%, 1/01/16	1,425,000	1,534,981
5.50%, 1/01/17	1,000,000	1,111,590
Dolton GO, Refunding, Series B, AGMC Insured,
3.00%, 12/01/13	1,155,000	1,159,366
4.00%, 12/01/14	1,195,000	1,227,337
3.50%, 12/01/15	1,245,000	1,288,986
Homer Glen Village GO, Will and Cook Counties, Series A,
2.00%, 12/01/15	1,000,000	1,019,840
4.00%, 12/01/18	1,000,000	1,086,000
Illinois State GO,
AGMC Insured, 5.50%, 5/01/15	5,000,000	5,360,700
AGMC Insured, 5.00%, 9/01/16	9,000,000	9,620,460
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,578,690
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, Refunding, 5.00%,
6/15/17	5,000,000	5,660,000
Illinois State Toll Highway Authority Revenue, Senior, Refunding, Series B, 5.00%,
12/01/17	10,000,000	11,427,600
Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B, 5.00%,
12/15/17	6,000,000	6,718,200
Mount Vernon GO, Jefferson County, AGMC Insured, 3.00%,
12/15/17	1,430,000	1,475,846
12/15/18	1,475,000	1,503,158

96 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Limited-Term Tax-Free Income Fund		Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Regional Transportation Authority Revenue, Series A, NATL RE Insured, 5.00%, 7/01/21		$5,410,000	$5,887,270
Southwestern Development Authority Revenue, Local Government Program, Edwardsville
Community Unit School District No. 7 Project, Refunding, AGMC Insured, 5.25%,
12/01/20		4,475,000	4,910,149
			74,036,523
Indiana 0.9%
Indiana Health Facilities Financing Authority Revenue, Ascension Health, Mandatory Put
8/01/17, Series A-5, 2.00%, 11/01/27		3,500,000	3,492,125
Indianapolis Thermal Energy System Revenue, first lien, Refunding, Series B, AGMC Insured,
4.00%, 10/01/14		4,640,000	4,806,808
Lafayette Sewage Works Revenue, Refunding, 3.00%, 1/01/15		1,000,000	1,032,630
			9,331,563
Kansas 0.4%
Kansas City SFMR, Muni Multiplier, Series A, FHLMC Insured, ETM, 12/01/14		3,000,000	2,987,040
Kansas State Department of Transportation Highway Revenue, Refunding, Series A-3, 0.36%,
9/01/15		1,500,000	1,497,600
			4,484,640
Louisiana 0.6%
England District Sub-District No. 1 Revenue, Economic Development Project, Refunding,
4.00%, 8/15/15		2,780,000	2,949,608
5.00%, 8/15/16		2,505,000	2,783,406
Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility
System Project, NATL Insured, 4.00%, 12/01/14		500,000	513,715
			6,246,729
Maryland 0.6%
[a]Howard County Housing Commission Revenue, Columbia Landing Project, Mandatory Put
7/01/18, Series A, Weekly FRN. 1.31%, 7/01/34	,	6,000,000	5,983,620
Massachusetts 0.2%
Massachusetts State Health and Educational Facilities Authority Revenue, Cape Cod
Healthcare Obligated Group, Series D, Assured Guaranty, 4.00%,
11/15/13		1,150,000	1,155,739
11/15/15		1,000,000	1,045,790
			2,201,529
Michigan 4.9%
Detroit GO, Distribution State Aid, 5.00%,
11/01/16		6,120,000	6,508,436
11/01/17		7,485,000	7,990,013
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien,
Refunding, Series A, AGMC Insured, 5.00%, 7/01/16		5,000,000	5,015,300
Garden City GO, Refunding, AGMC Insured, 4.00%,
4/01/14		1,015,000	1,029,920
4/01/15		1,215,000	1,256,043
4/01/16		1,415,000	1,473,284
Jackson GO, Downtown Development, Limited Tax, AGMC Insured, zero cpn., 6/01/16		1,370,000	1,253,879

Semiannual Report | 97

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Charter County
of Wayne Local Project, Series B, Assured Guaranty, 5.00%, 11/01/13	$4,000,000	$4,021,840
Michigan State Building Authority Revenue, Refunding, 5.00%, 10/15/17	1,500,000	1,677,975
Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding,
4.00%, 6/01/14	550,000	563,140
5.00%, 6/01/14	1,250,000	1,289,062
5.00%, 6/01/15	1,700,000	1,792,973
5.00%, 6/01/16	1,600,000	1,714,864
Rochester Community School District GO, Refunding, AGMC Insured, 5.00%, 5/01/15	4,795,000	4,934,391
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated
Group, Refunding, Series W, 5.25%, 8/01/17	7,000,000	7,791,910
Western Townships Utilities Authority Revenue, Sewage Disposal System, Limited Tax,
Refunding, 3.00%,
1/01/15	1,000,000	1,032,360
1/01/17	1,000,000	1,038,510
Wyandotte Electric System Revenue, Refunding, Series A, Assured Guaranty, 5.00%,
10/01/13	3,355,000	3,364,729
		53,748,629
Minnesota 2.5%
Farmington GO, Improvement, Series B, AGMC Insured, 3.50%, 2/01/14	455,000	460,483
Hennepin County GO, Refunding, Series B, 5.00%, 12/01/18	3,315,000	3,875,533
Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., AGMC Insured, Pre-Refunded,
5.00%, 11/01/25	8,000,000	8,059,760
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, Refunding, Series B,
NATL RE, FGIC Insured, 5.00%, 1/01/23	5,925,000	6,459,494
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities,
Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/15	1,335,000	1,411,189
Northern Municipal Power Agency Electric System Revenue, Refunding, Series A,
Assured Guaranty, 5.00%, 1/01/15	5,000,000	5,292,700
Otsego GO, Water and Sewer, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,053,880
		27,613,039
Mississippi 0.1%
Jackson Water and Sewer System Revenue, Refunding, AGMC Insured, 4.00%, 9/01/14	580,000	599,882
Nevada 1.4%
Clark County School District GO, Limited Tax, Building, Series C, 5.00%, 6/15/23	9,920,000	10,693,958
Nevada State GO, Limited Tax, Nevada Municipal Bond Bank Project Nos. R-9A R-9B R-9C
R-10 R-11 and R12, Series F, AGMC Insured, 5.00%, 12/01/20	4,260,000	4,531,575
		15,225,533
New Hampshire 0.3%
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	2,610,000	3,022,824
New Jersey 5.4%
Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
Waste Management Inc. Project, Mandatory Put 12/01/17, Refunding, Series A, 2.125%,
12/01/29	3,000,000	2,962,110

98 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey EDA Revenue,
Cigarette Tax, Refunding, 5.00%, 6/15/14	$4,810,000	$4,946,027
Cigarette Tax, Refunding, 5.00%, 6/15/15	3,160,000	3,321,255
School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	11,245,100
[a]School Facilities Construction, Series H, Weekly FRN, 0.96%, 2/01/17	3,000,000	3,004,230
New Jersey Environmental Infrastructure Trust Revenue,
Environmental-2012, Series A, Pre-Refunded, 5.00%, 9/01/22	15,000	16,852
Environmental-2013, Series A, 5.00%, 9/01/22	3,105,000	3,424,349
New Jersey State GO, Refunding,
Series N, AMBAC Insured, 5.50%, 7/15/14	3,000,000	3,135,930
Series Q, 5.00%, 8/15/18	15,885,000	18,377,039
New Jersey Transportation Trust Fund Authority Revenue, Transportation System, Refunding,
Series A, AMBAC Insured, 5.50%, 12/15/14	5,000,000	5,322,650
Ocean County GO, Refunding, 5.00%, 8/01/19	1,125,000	1,310,726
Rutgers State University Revenue, Refunding, Series J, 5.00%, 5/01/17	1,000,000	1,129,360
South Brunswick Township GO, Refunding, 1.75%, 7/01/14	1,000,000	1,011,570
		59,207,198
New Mexico 0.8%
New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%,
12/01/14	2,000,000	2,085,820
12/01/15	4,000,000	4,285,280
[b]Taos County Gross Receipts Tax Revenue, County Education Improvement, Build America
Mutual Assurance,
3.00%, 4/01/16	1,000,000	1,032,060
3.00%, 4/01/17	750,000	771,540
3.50%, 4/01/19	1,000,000	1,018,260
		9,192,960
New York 10.0%
Beekmantown CSD, GO, Refunding, AGMC Insured,
3.00%, 6/15/14	1,000,000	1,018,830
4.00%, 6/15/15	1,245,000	1,312,902
2.00%, 6/15/16	1,075,000	1,088,674
East Meadow Union Free School District GO, Refunding,
3.00%, 8/15/15	1,000,000	1,045,930
4.00%, 8/15/16	1,000,000	1,091,100
4.00%, 8/15/17	1,000,000	1,103,480
Freeport GO, Public Improvement, Refunding, Series A, 5.00%, 1/15/19	1,920,000	2,165,549
[a]MTA Dedicated Tax Fund Revenue, Mandatory Put 11/04/14, Refunding, Sub Series B-3A,
Weekly FRN, 0.29%, 11/01/28	8,900,000	8,884,692
MTA Service Contract Revenue, Transportation Facilities, Series O, ETM, 5.50%, 7/01/17	9,220,000	10,588,064
New York City GO, Refunding, Series G, 5.25%, 8/01/16	9,010,000	10,120,392
New York City HDC, MFHR, Mandatory Put 9/16/13, Series L-2, 2.00%, 5/01/45	15,000,000	15,005,850
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Series A,
Assured Guaranty, zero cpn., 3/01/14	5,335,000	5,291,520

Semiannual Report | 99

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues,
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease,
New York City Issue, Refunding, Series 1, 5.00%, 1/15/19	$4,000,000	$4,464,960
Non-State Supported Debt, Rochester General Hospital, Radian Insured, ETM, 5.00%,
12/01/15	100,000	109,605
Non-State Supported Debt, School District Financing Program, Series A, AGMC Insured,
5.00%, 10/01/15	1,000,000	1,087,870
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty,
3.75%, 10/01/14	1,380,000	1,429,708
Non-State Supported Debt, School Districts Financing Program, Series F, 4.00%,
10/01/14	3,300,000	3,423,354
State Supported Debt, Mental Health Services Facilities Improvement, Series A,
AGMC Insured, 5.00%, 2/15/15	1,000,000	1,064,380
New York State Dormitory Authority State Personal Income Tax Revenue, Education, Series C,
5.00%, 12/15/18	6,165,000	6,979,520
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park,
Refunding, CIFG Insured, 5.00%, 4/01/16	200,000	218,286
New York State GO, Series A, 5.00%, 3/01/18	1,130,000	1,263,125
New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15	4,000,000	4,240,720
Patchogue-Medford Union Free School District GO, Refunding, Series B,
2.00%, 7/01/14	1,000,000	1,011,880
3.00%, 7/01/16	1,000,000	1,048,080
Poughkeepsie Town GO, Public Improvement, Refunding, AGMC Insured, 5.00%, 4/15/15	250,000	265,027
Rochester GO, Refunding,
Series IV, 2.00%, 10/15/15	1,850,000	1,907,017
Series V, 2.00%, 2/15/15	1,535,000	1,567,419
Sales Tax Asset Receivable Corp. Revenue,
Refunding, Series A, NATL Insured, 5.25%, 10/15/18	3,285,000	3,462,587
Series A, NATL Insured, 5.25%, 10/15/19	785,000	825,357
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A,
5.00%, 10/01/16	9,910,000	11,004,361
Suffolk County EDC Revenue, Catholic Health Services of Long Island Obligated Group Project,
Refunding, 5.00%,
7/01/16	1,250,000	1,366,425
7/01/17	3,000,000	3,326,010
		108,782,674
North Carolina 0.9%
Charlotte COP, Transit Projects, Phase III, Series B, 3.00%, 6/01/22	7,500,000	7,380,600
North Carolina Eastern Municipal Power Agency Power System Revenue, Refunding, Series A,
Assured Guaranty, 5.25%, 1/01/19	2,350,000	2,655,312
		10,035,912
Ohio 3.8%
Akron COP, District Energy Project, 2.75%, 12/01/16	1,895,000	1,949,557
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	8,720,275
Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,558,807

100 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Cleveland Public Power System Revenue, Refunding, Series A-1, NATL RE, FGIC Insured,
5.00%, 11/15/20	$5,000,000	$5,346,350
Hamilton GO, Various Purpose, Street Improvement and Building, Refunding, 2.00%,
11/01/14	1,455,000	1,472,838
11/01/15	1,465,000	1,488,909
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye
Power Inc. Project, 3.00%, 12/01/13	1,085,000	1,091,043
Ohio State Department of Administrative Services COP, Administrative Knowledge System
Project, Series A, NATL Insured, 5.25%, 9/01/15	6,205,000	6,624,334
South-Western City School District of Ohio Franklin and Pickaway Counties GO, School
Facilities Construction and Improvement, 3.00%,
12/01/15	1,210,000	1,272,267
12/01/16	1,265,000	1,343,341
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	1,900,000	1,962,529
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%,
12/01/13	1,210,000	1,217,357
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%,
12/01/14	1,210,000	1,246,094
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%,
12/01/15	1,185,000	1,227,162
Wright State University Revenue, General Receipts, Series A, 3.00%, 5/01/14	1,325,000	1,345,856
		41,866,719
Oklahoma 0.4%
Tulsa County Industrial Authority Educational Facilities Lease Revenue, Broken Arrow Public
Schools Project, 4.00%, 9/01/15	4,000,000	4,250,440
Pennsylvania 6.2%
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
PPL Energy Supply LLC Project, Mandatory Put 9/01/15, Refunding, Series A, 3.00%,
12/01/38	10,000,000	10,251,200
Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University,
Series A, Pre-Refunded, 5.125%, 6/01/25	3,000,000	3,107,190
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series,
AGMC Insured,
3.50%, 7/01/16	6,190,000	6,560,781
4.00%, 7/01/17	4,795,000	5,168,099
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	11,303,400
Philadelphia School District GO, Refunding, Series C,
3.00%, 9/01/13	1,000,000	1,000,000
5.00%, 9/01/14	1,000,000	1,042,610
5.00%, 9/01/15	1,500,000	1,612,305
5.00%, 9/01/16	2,630,000	2,891,580
5.00%, 9/01/17	2,750,000	3,050,272
Pittsburgh School District GO, Refunding, Series A,
3.00%, 9/01/14	1,160,000	1,189,499
4.00%, 9/01/17	4,250,000	4,611,760

Semiannual Report | 101

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Reading School District GO, Refunding, Series A, 5.00%,
4/01/17	$4,500,000	$4,941,900
4/01/18	4,035,000	4,424,297
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital,
Refunding, Series A, Assured Guaranty,
5.00%, 7/01/14	1,250,000	1,280,287
4.00%, 7/01/15	1,235,000	1,269,321
5.00%, 7/01/16	1,325,000	1,406,116
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University
Capital Project, Mandatory Put 9/15/13, Series A, 5.50%, 9/15/39	2,500,000	2,503,700
		67,614,317
Rhode Island 0.7%
Rhode Island State and Providence Plantations GO, Consolidated Capital Development Loan,
Refunding, Series A, 5.00%, 8/01/18	6,290,000	7,142,232
South Carolina 0.7%
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-2, 5.00%,
1/01/15	4,000,000	4,208,480
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment Purchase,
School District of Pickens County Project, AGMC Insured, 5.00%, 12/01/14	3,000,000	3,167,670
		7,376,150
Tennessee 1.7%
Memphis Electric System Revenue, Subordinate, Refunding, 5.00%, 12/01/15	8,000,000	8,770,320
Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%,
6/01/15	9,000,000	9,627,030
		18,397,350
Texas 4.7%
Austin Water and Wastewater System Revenue, Refunding, Series A,
4.00%, 11/15/15	1,700,000	1,828,520
4.00%, 11/15/16	600,000	658,434
5.00%, 11/15/17	500,000	573,950
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	446,425
Crandall ISD, GO, Refunding, Series A, PSF Guarantee, zero cpn., 8/15/15	1,000,000	983,830
Dallas Area Rapid Transit Sales Tax Revenue, senior lien, Refunding, AGMC Insured, 4.50%,
12/01/24	6,720,000	7,226,621
Dallas/Fort Worth International Airport Revenue, Joint, Refunding,
Series A, 5.00%, 11/01/14	3,235,000	3,404,838
Series D, 5.00%, 11/01/17	2,000,000	2,280,080
Grand Parkway Transportation Corp. System Toll Revenue, Sub Tier Toll, Series C, 2.00%,
10/01/17	10,000,000	10,066,500
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue, BP Products North
America Inc. Project, Mandatory Put 9/03/13, Refunding, 2.30%, 1/01/42	10,000,000	10,000,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue, CHRISTUS Health,
Refunding, Series A, Assured Guaranty, 5.75%, 7/01/18	1,585,000	1,676,502

102 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas State PFAR, Southern University Financing System, Refunding, Build America Mutual
Assurance,
4.00%, 11/01/14	$2,500,000	$2,594,775
4.00%, 11/01/15	3,160,000	3,351,148
5.00%, 11/01/16	2,000,000	2,202,540
Wylie ISD, GO,
Capital Appreciation Bonds, Refunding, PSF Guarantee, zero cpn., 8/15/17	2,775,000	2,627,453
Capital Appreciation, Refunding, PSF Guarantee, zero cpn., 8/15/16	1,500,000	1,458,720
		51,380,336
Utah 0.2%
Nebo School District GO,
Refunding, Series A, 2.00%, 7/01/17	1,000,000	1,011,470
Utah County, Refunding, Series A, 2.00%, 7/01/16	1,200,000	1,222,260
		2,233,730
Virginia 0.1%
Virginia State HDA Commonwealth Mortgage Revenue, Sub Series C-5, 2.45%, 7/01/19	1,400,000	1,392,440
Washington 0.8%
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,396,783
Snohomish County Everett School District No. 2 GO, Refunding, NATL RE, FGIC Insured,
5.00%, 12/01/14	250,000	264,227
Snohomish County School District No. 103 GO, Monroe, Refunding, 2.50%, 12/01/15	3,895,000	4,043,361
Washington State Health Care Facilities Authority Revenue, MultiCare Health System,
Series A, AGMC Insured, 4.00%, 8/15/14	310,000	318,423
Series B, AGMC Insured, 4.00%, 8/15/14	600,000	616,302
Series B, AGMC Insured, 4.00%, 8/15/15	625,000	658,531
		8,297,627
Wyoming 2.0%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue,
5.00%, 12/15/17	5,370,000	6,024,817
4.00%, 6/15/18	4,510,000	4,799,677
2.125%, 12/15/18	580,000	568,737
5.00%, 12/15/18	9,000,000	9,899,460
		21,292,691
U.S. Territories 1.0%
Puerto Rico 1.0%
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.50%, 7/01/15	5,000,000	5,285,600
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Mandatory Put 7/01/17,
Refunding, Series M, Sub Series M-2,
5.75%, 7/01/34	5,000,000	5,066,150
AMBAC Insured, 5.50%, 7/01/35	750,000	753,525
		11,105,275
Total Municipal Bonds before Short Term Investments
(Cost $867,595,845)		878,588,137

Semiannual Report | 103

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Short Term Investments 18.4%
Municipal Bonds 18.4%
California 0.1%
[c]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3,
Daily VRDN and Put, 0.02%, 7/01/35	$1,500,000	$1,500,000
Florida 0.3%
[c]Sarasota County Public Hospital District Revenue, Sarasota Memorial Hospital Project,
Refunding, Series B, Daily VRDN and Put, 0.05%, 7/01/37	3,200,000	3,200,000
Georgia 1.5%
[c]Burke County Development Authority PCR, Georgia Power Co. Plant Voltage Project, Refunding,
First Series, Daily VRDN and Put, 0.09%, 7/01/49	16,700,000	16,700,000
Illinois 0.5%
[c]Illinois State Finance Authority Revenue, Various Insured OSF Healthcare System, Refunding,
Series F, AGMC Insured, Weekly VRDN and Put, 0.39%, 11/15/37	5,000,000	5,000,000
Indiana 0.1%
Lafayette Sewage Works Revenue, Refunding, 3.00%, 1/01/14	1,270,000	1,280,986
Kentucky 0.3%
[c]Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.05%, 9/01/34	3,530,000	3,530,000
Louisiana 1.3%
[c]East Baton Rouge Parish Sewer Commission Revenue, Series A, Monthly VRDN and Put,
0.931%, 2/01/46	9,000,000	9,024,480
[c]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project,
First Stage, ACES, Refunding, Daily VRDN and Put, 0.06%, 9/01/17	5,000,000	5,000,000
		14,024,480
Maryland 0.3%
[c]Montgomery County GO, Consolidated Public Improvement, BAN, Refunding, Series A,
Daily VRDN and Put, 0.07%, 6/01/26	3,800,000	3,800,000
Massachusetts 1.8%
[c]Massachusetts State Health and Educational Facilities Authority Revenue,
Harvard University Issue, Refunding, Series R, Daily VRDN and Put, 0.03%, 11/01/49	2,500,000	2,500,000
Museum of Fine Arts, Series A-2, Daily VRDN and Put, 0.09%, 12/01/37	17,600,000	17,600,000
		20,100,000
Minnesota 2.9%
[c]Minneapolis and St. Paul Housing and RDA Health Care System Revenue,
Allina Health System, Refunding, Series B-1, Daily VRDN and Put, 0.05%, 11/15/35	3,600,000	3,600,000
Health Care Facilities, Children’s Hospitals and Clinics, Series B, AGMC Insured,
Daily VRDN and Put, 0.12%, 8/15/25	27,550,000	27,550,000
		31,150,000
Missouri 1.0%
[c]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
St. Louis University,
Daily VRDN and Put, 0.05%, 7/01/32	2,750,000	2,750,000
Refunding, Series A-2, Daily VRDN and Put, 0.05%, 10/01/35	1,000,000	1,000,000
Series B, Daily VRDN and Put, 0.08%, 10/01/24	6,700,000	6,700,000
		10,450,000

104 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
North Carolina 0.9%
[c]The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas
HealthCare System, Refunding, Series B, Daily VRDN and Put, 0.04%, 1/15/38	$10,000,000	$10,000,000
Ohio 0.5%
[c]Allen County Hospital Facilities Revenue, Catholic Healthcare Partners, Series A, Daily VRDN
and Put, 0.08%, 10/01/31	4,900,000	4,900,000
Pennsylvania 2.7%
[c]Geisinger Authority Health System Revenue, Geisinger Health System, Series C, Daily VRDN
and Put, 0.04%, 8/01/28	14,600,000	14,600,000
[c]Pennsylvania State Turnpike Commission Revenue, Series A, Daily VRDN and Put, 1.21%,
12/01/19	5,000,000	5,013,200
[c]Pittsburgh Water and Sewer Authority Revenue, first lien, Series B-2, AGMC Insured,
Weekly VRDN and Put, 0.18%, 9/01/33	10,000,000	10,000,000
		29,613,200
Tennessee 1.5%
[c]Blount County PBA Revenue, Local Government Public Improvement, Blount County,
Refunding, Series E-3-B, Daily VRDN and Put, 0.07%, 6/01/31	15,965,000	15,965,000
Virginia 2.6%
Henrico County Water and Sewer Revenue, Refunding, 2.25%, 5/01/14	1,000,000	1,013,550
[c]Roanoke IDA Hospital Revenue, Carilion Health System Obligated Group, Series A,
Sub Series A-2, AGMC Insured, Daily VRDN and Put, 0.10%, 7/01/36	27,600,000	27,600,000
		28,613,550
Wyoming 0.1%
Sweetwater County 2013 Specific Purpose Tax Joint Powers Board Revenue, 2.00%,
12/15/13	600,000	602,508
Total Short Term Investments (Cost $200,414,589)		200,429,724
Total Investments (Cost $1,068,010,434) 99.2%		1,079,017,861
Other Assets, less Liabilities 0.8%		9,214,588
Net Assets 100.0%		$1,088,232,449

See Abbreviations on page 194.

aThe coupon rate shown represents the rate at period end.
bSecurity purchased on a when-issued basis. See Note 1(b).

cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 105

Franklin Tax-Free Trust

Financial Highlights

Franklin High Yield Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Class A	(unaudited)	2013	2012 [a]	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$10.98	$10.59	$9.60	$9.99	$8.75	$9.98
Income from investment operations[b]:
Net investment income[c]	0.23	0.46	0.51	0.52	0.54	0.55
Net realized and unrealized gains
(losses)	(1.30)	0.38	1.00	(0.39)	1.25	(1.24)
Total from investment operations	(1.07)	0.84	1.51	0.13	1.79	(0.69)
Less distributions from net investment
income	(0.22)	(0.45)	(0.52)	(0.52)	(0.55)	(0.54)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$9.69	$10.98	$10.59	$9.60	$9.99	$8.75

Total return[f]	(9.82)%	7.95%	16.20%	1.19%	20.96%	(7.09)%

Ratios to average net assets[g]
Expenses	0.62%	0.65%	0.64%	0.63%	0.63%	0.63%
Net investment income	4.35%	4.22%	5.12%	5.18%	5.66%	5.77%

Supplemental data
Net assets, end of period (000’s)	$5,230,814	$6,559,328	$5,881,103	$5,133,343	$5,477,710	$4,255,784
Portfolio turnover rate	10.85%	10.47%	8.86%	18.18%	8.58%	19.10%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

106 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights (continued)

Franklin High Yield Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Class C	(unaudited)	2013	2012 [a]	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$11.14	$10.75	$9.73	$10.12	$8.86	$10.10
Income from investment operations[b]:
Net investment income[c]	0.21	0.40	0.47	0.47	0.49	0.50
Net realized and unrealized gains
(losses)	(1.32)	0.38	1.02	(0.40)	1.27	(1.25)
Total from investment operations	(1.11)	0.78	1.49	0.07	1.76	(0.75)
Less distributions from net investment
income	(0.19)	(0.39)	(0.47)	(0.46)	(0.50)	(0.49)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$9.84	$11.14	$10.75	$9.73	$10.12	$8.86

Total return[f]	(10.11)%	7.33%	15.68%	0.59%	20.28%	(7.62)%

Ratios to average net assets[g]
Expenses	1.17%	1.20%	1.19%	1.18%	1.18%	1.18%
Net investment income	3.80%	3.67%	4.57%	4.63%	5.11%	5.22%

Supplemental data
Net assets, end of period (000’s)	$1,124,390	$1,446,670	$1,219,076	$996,921	$1,002,985	$663,766
Portfolio turnover rate	10.85%	10.47%	8.86%	18.18%	8.58%	19.10%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 107

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin High Yield Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Advisor Class	(unaudited)	2013	2012 [a]	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.02	$10.63	$9.63	$10.02	$8.77	$10.00
Income from investment operations[b]:
Net investment income[c]	0.24	0.47	0.53	0.53	0.55	0.56
Net realized and unrealized gains (losses)	(1.32)	0.38	1.00	(0.39)	1.26	(1.24)
Total from investment operations	(1.08)	0.85	1.53	0.14	1.81	(0.68)
Less distributions from net investment
income	(0.22)	(0.46)	(0.53)	(0.53)	(0.56)	(0.55)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$9.72	$11.02	$10.63	$9.63	$10.02	$8.77

Total return[f]	(9.83)%	8.03%	16.37%	1.29%	21.14%	(6.99)%

Ratios to average net assets[g]
Expenses	0.52%	0.55%	0.54%	0.53%	0.53%	0.53%
Net investment income	4.45%	4.32%	5.22%	5.28%	5.76%	5.87%

Supplemental data
Net assets, end of period (000’s)	$1,911,813	$2,156,523	$1,438,591	$848,957	$621,454	$170,562
Portfolio turnover rate	10.85%	10.47%	8.86%	18.18%	8.58%	19.10%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

108 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.6%
Alabama 0.7%
Alabama Capital Region Solid Waste Disposal Authority Revenue, IREP-Montgomery MRF LLC
Project, Series A, 5.00%, 6/15/39	$7,500,000	$6,721,425
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%,
9/01/42	15,000,000	14,729,550
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	6,000,000	6,581,640
Camden IDB Exempt Facilities Revenue, Weyerhaeuser Co. Project,
Series A, Pre-Refunded, 6.125%, 12/01/24	3,000,000	3,042,360
Series B, Pre-Refunded, 6.375%, 12/01/24	1,750,000	1,774,675
Courtland IDB Environmental Improvement Revenue, International Paper Co. Projects,
Refunding, Series B, 6.25%, 8/01/25	2,500,000	2,503,400
Cullman County Health Care Authority GO, Refunding, Series A, 7.00%, 2/01/36	7,500,000	7,733,325
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects,
Series A, 9.25%, 3/01/33	5,500,000	6,554,680
Selma IDBR, Gulf Opportunity Zone,
International Paper Co. Project, Series A, 5.375%, 12/01/35	3,250,000	3,235,082
International Paper Co. Projects, Series A, 5.80%, 5/01/34	3,000,000	3,036,030
		55,912,167
Arizona 2.5%
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B,
Sub Series B-1, 5.25%, 3/01/39	10,000,000	9,793,600
Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%,
12/01/32	14,500,000	14,855,395
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured,
5.00%, 7/01/36	12,000,000	11,418,960
Glendale Municipal Property Corp. Excise Tax Revenue, Refunding, Series C, 5.00%,
7/01/38	12,000,000	11,617,920
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West, Refunding, Series A,
5.50%, 7/01/26	7,500,000	7,694,100
Maricopa County PCC, PCR,
El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 4/01/40	20,000,000	22,011,000
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%,
1/01/38	15,000,000	16,021,650
Navajo County PCC Revenue, Arizona Public Service Co. Cholla Project, Mandatory Put
6/01/16, Refunding, Series D, 5.75%, 6/01/34	10,750,000	11,940,563
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	23,240,640
senior lien, Series A, 5.00%, 7/01/38	15,000,000	15,043,500
Pima County IDAR Industrial Revenue, Tucson Electric Power Co. Project, Series A, 5.25%,
10/01/40	12,000,000	11,134,440
Pinal County Electrical District No. 3 Electric System Revenue, Refunding, 5.25%,
7/01/41	10,000,000	9,812,700
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	6,000,000	6,207,900
5.50%, 12/01/29	11,105,000	11,259,137

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Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
University Medical Center Corp. Hospital Revenue, Tucson,
6.00%, 7/01/24	$250,000	$275,180
6.25%, 7/01/29	1,000,000	1,087,080
5.00%, 7/01/35	10,175,000	10,120,767
6.50%, 7/01/39	1,500,000	1,627,275
Yuma County IDA Water and Sewer Exempt Facility Revenue, Far West Water and Sewer Inc.
Project, Refunding, Series A, 6.375%, 12/01/37	15,500,000	11,718,620
		206,880,427
Arkansas 0.0%†
Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13	2,400,000	2,406,432
California 17.2%
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38	5,200,000	5,017,532
Alvord USD, GO, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn.,
8/01/41	30,750,000	5,187,832
Anaheim City School District GO, Capital Appreciation, Election of 2002, AGMC Insured,
zero cpn.,
8/01/29	7,000,000	2,643,060
8/01/30	5,000,000	1,744,300
Azusa Special Tax, CFD No. 2005-1, Improvement Area No. 1, 5.00%, 9/01/37	4,675,000	4,119,516
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1,
5.50%, 4/01/43	29,685,000	30,836,184
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A,
5.35%, 9/01/36	3,680,000	3,603,750
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,535,000	4,041,424
California County Tobacco Securitization Agency Tobacco Revenue, Tobacco Settlement
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,356,603
California Health Facilities Financing Authority Revenue, Marshall Medical Center, Series A,
California Mortgage Insured, 5.00%,
11/01/24	2,295,000	2,344,824
11/01/29	2,220,000	2,252,745
11/01/33	3,130,000	3,158,827
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	20,000,000	18,117,000
California Infrastructure and Economic Development Bank Revenue, North County Center for
Self-Sufficiency Corp. Project, AMBAC Insured, 5.00%,
12/01/30	10,300,000	10,020,767
12/01/35	5,000,000	4,643,700
California PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%,
8/01/40	6,000,000	5,669,760
California State GO, Various Purpose,
6.00%, 4/01/38	28,725,000	31,628,523
5.25%, 11/01/40	47,000,000	47,837,540
Refunding, 5.25%, 3/01/30	70,000,000	72,686,600
Refunding, 5.50%, 3/01/40	60,000,000	61,912,800
Refunding, 5.00%, 10/01/41	10,000,000	9,925,000
Refunding, 5.00%, 4/01/42	20,000,000	19,819,000

110 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State Health Facilities Financing Authority Revenue, Children’s Hospital of Orange
County, Series A, 6.50%,
11/01/24	$5,000,000	$5,707,950
11/01/38	8,000,000	8,905,840
California State Municipal Finance Authority Revenue, Harbor Regional Center Project,
8.50%, 11/01/39	5,000,000	5,770,950
California State Public Works Board Lease Revenue,
Trustees of California State University, Series J, 6.00%, 11/01/29	7,365,000	8,259,332
Trustees of California State University, Series J, 6.00%, 11/01/34	17,560,000	19,287,728
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	17,833,553
Various Capital Projects, Series A, 5.00%, 4/01/33	12,500,000	12,361,125
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.00%, 10/01/29	3,125,000	3,196,500
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,075,250
Monterey Institute International, 5.50%, 7/01/31	13,240,000	14,387,776
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,239,200
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,003,400
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	23,838,500
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	11,302,559
California Statewide CDA Special Tax Revenue, CFD No. 2007-01, Orinda Wilder Project,
Series A, 6.00%, 9/01/37	10,000,000	9,512,800
Centinela Valley UHSD, GO, Election of 2010, Series B, AGMC Insured, zero cpn.,
8/01/37	8,400,000	1,893,528
Chabot-Las Positas Community College District GO, Capital Appreciation, Series C,
AMBAC Insured, zero cpn.,
8/01/33	21,015,000	6,208,882
8/01/34	10,000,000	2,745,300
8/01/45	34,035,000	4,463,010
Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	1,901,267
Chula Vista CFD Special Tax,
No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34	2,855,000	2,883,550
No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36	1,800,000	1,526,310
El Dorado County CFD No. 2001-1 Special Tax, Promontory Specific Plan, 6.30%,
9/01/31	3,500,000	3,507,910
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
Refunding,
5.85%, 1/15/23	35,000,000	35,524,300
zero cpn., 1/15/22	49,115,000	29,969,973
zero cpn., 1/15/31	4,000,000	1,250,680
zero cpn., 1/15/34	4,500,000	1,126,260
zero cpn., 1/15/36	4,000,000	866,240
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	9,960,000	7,373,886
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	15,750,000	14,172,795
Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	13,250,000	11,923,145
Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34	5,000,000	5,100,000
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	5,549,165

Semiannual Report | 111

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior,
Refunding, Series A, 5.00%, 5/15/40	$25,500,000	$25,238,625
Series D, 5.00%, 5/15/40	52,685,000	52,144,979
Los Angeles MFR, Refunding,
Series J-1C, 7.125%, 1/01/24	25,000	24,366
Series J-2B, 8.50%, 1/01/24	5,000	5,000
[a]Series J-2C, 8.50%, 1/01/24	130,000	125,830
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	37,765,136
Los Angeles Wastewater System Revenue,
Refunding, Series A, NATL Insured, 5.00%, 6/01/30	1,305,000	1,358,087
Series A, NATL Insured, Pre-Refunded, 5.00%, 6/01/30	6,225,000	6,717,273
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	32,525,956
Series B, 7.00%, 11/01/34	20,000,000	23,197,400
Series C, 6.50%, 11/01/39	20,000,000	21,899,400
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,034,700
Palmdale Elementary School District Special Tax, CFD No. 90-1, Series A, AGMC Insured,
zero cpn., 8/01/28	1,500,000	623,235
zero cpn., 8/01/30	1,250,000	443,813
zero cpn., 8/01/31	1,250,000	411,688
zero cpn. to 8/01/25, 5.625% thereafter, 8/01/34	2,500,000	1,070,625
Perris UHSD Financing Authority Special Tax,
5.75%, 9/01/30	1,690,000	1,694,276
6.00%, 9/01/33	2,570,000	2,589,404
6.125%, 9/01/41	5,500,000	5,522,330
Poway USD Special Tax, CFD No. 14, Del Sur, 5.25%, 9/01/36	7,465,000	6,686,102
Riverside County Transportation Commission Toll Revenue, senior lien,
Series A, 5.75%, 6/01/44	2,965,000	2,877,384
Series A, zero cpn., 6/01/42	7,000,000	904,120
Series B, zero cpn., 6/01/32	4,000,000	1,128,120
Series B, zero cpn., 6/01/33	5,500,000	1,433,355
Series B, zero cpn., 6/01/41	5,000,000	695,350
Rocklin Special Tax, CFD No. 10, Whitney Ranch, 5.00%, 9/01/35	7,030,000	6,216,699
Romoland School District Special Tax, CFD No. 1,
Improvement Area 1, 5.35%, 9/01/28	7,015,000	6,936,642
Improvement Area 1, 5.40%, 9/01/36	6,175,000	6,047,610
Improvement Area 2, 5.35%, 9/01/38	7,900,000	7,483,670
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	1,550,000	1,518,954
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	11,388,400
7.50%, 12/01/41	15,000,000	16,141,050
San Diego USD, GO, Election of 2008, Series E, zero cpn. to 7/01/32,
5.25% thereafter, 7/01/42	41,165,000	12,384,079
5.375% thereafter, 7/01/47	33,305,000	9,656,452
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%,
4/01/29	10,000,000	10,164,800
San Francisco City and County RDA Lease Revenue, George R. Moscone Convention Center,
zero cpn., 7/01/14	2,250,000	2,229,615

112 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	$22,500,000	$23,105,700
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	20,000,000	20,519,200
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter,
1/15/41	35,256,000	16,071,800
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter,
1/15/42	35,256,000	15,992,474
junior lien, ETM, zero cpn., 1/01/24	52,700,000	37,248,887
junior lien, ETM, zero cpn., 1/01/25	45,200,000	30,077,888
junior lien, ETM, zero cpn., 1/01/26	131,900,000	82,545,658
junior lien, ETM, zero cpn., 1/01/27	139,100,000	81,641,963
senior lien, Capital Appreciation, 5.00%, 1/01/33	44,970,000	41,209,609
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project,
6.50%, 5/01/42	10,000,000	10,837,800
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A,
zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	40,000,000	17,849,600
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn.
to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	8,935,200
Saugus USD Special Tax, CFD No. 2002-1, Pre-Refunded, 6.00%, 9/01/33	3,150,000	3,150,000
Seal Beach CFD No. 2005-01 Special Tax, Pacific Gateway Business Center, 5.30%,
9/01/36	2,000,000	1,794,500
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway
Environmental Center, Series A, 6.00%, 9/01/36	7,740,000	7,751,455
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A,
5.25%, 11/01/27	9,855,000	9,893,434
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%,
9/02/33	6,000,000	6,032,460
[a,b]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,
6.75%, 9/01/29	15,905,000	7,952,500
7.00%, 9/01/38	12,175,000	6,087,500
Tustin CFD No. 06-01 Special Tax, Legacy/Columbus Villages, Series A, 6.00%, 9/01/36	19,840,000	19,895,552
		1,419,113,656
Colorado 3.6%
Colorado State Health Facilities Authority Revenue, Hospital, Refunding, Series C,
AGMC Insured, 5.25%, 3/01/40	20,000,000	20,034,600
Denver City and County Airport System Revenue,
Series B, 4.00%, 11/15/43	10,250,000	8,222,447
Series D, 7.75%, 11/15/13	95,000	96,396
Denver City and County Special Facilities Airport Revenue, United Air Lines Project,
Refunding, Series A, 5.25%, 10/01/32	9,000,000	7,504,290
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured,
5.00%,
12/01/30	15,000,000	14,896,050
12/01/35	15,000,000	14,415,000
Denver Health and Hospital Authority Healthcare Recovery Zone Facility Revenue, Series A,
Pre-Refunded, 6.25%, 12/01/33	4,000,000	4,291,480

Semiannual Report | 113

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
E-470 Public Highway Authority Senior Revenue,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/37	$15,720,000	$3,574,885
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	6,403,800
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	3,989,900
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	6,442,174
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	3,476,800
Series A, Sub Series A-1, NATL Insured, 5.50%, 9/01/24	10,000,000	10,428,000
Series C, 5.375%, 9/01/26	5,000,000	5,053,600
Series C, Sub Series C-1, NATL Insured, 5.50%, 9/01/24	3,000,000	3,128,400
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	6,000,000	6,256,800
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
6.95%, 8/01/19	41,200,000	41,137,376
Plaza Metropolitan District No. 1 Revenue, Refunding, 5.00%, 12/01/40	3,000,000	2,718,690
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	2,763,709
6.25%, 11/15/28	12,500,000	13,496,125
6.50%, 11/15/38	90,100,000	96,887,233
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	14,167,710
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%,
12/01/28	7,640,000	7,655,433
[a,c]Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,636,550
		299,677,448
Connecticut 0.1%
Connecticut State Health and Educational Facilities Authority Revenue, St. Mary’s Hospital
Issue, Refunding, Series E, 5.50%, 7/01/20	5,650,000	5,592,653
District of Columbia 2.5%
District of Columbia Ballpark Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%,
2/01/35	16,000,000	15,310,240
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group, Assured Guaranty,
5.25%, 7/15/38	11,000,000	10,730,830
District of Columbia Income Tax Secured Revenue,
Refunding, Series D, 4.00%, 12/01/37	3,740,000	3,202,450
Series C, 4.00%, 12/01/37	8,905,000	7,625,084
District of Columbia Revenue,
American Society of Hematology Issue, 5.00%, 7/01/36	1,500,000	1,444,560
American Society of Hematology Issue, 5.00%, 7/01/42	2,000,000	1,900,380
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/36	12,425,000	12,481,285
The Catholic University of America Issue, Refunding, 5.00%, 10/01/34	3,750,000	3,764,850
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,269,316
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	5,556,375
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	12,462,710
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to
3/31/18, 5.00% thereafter, 4/01/36	27,105,000	19,080,294
The Methodist Home of the District of Columbia Issue, 6.00%, 1/01/29	4,750,000	4,378,502
The Methodist Home of the District of Columbia Issue, Series A, 7.375%, 1/01/30	2,525,000	2,540,504
The Methodist Home of the District of Columbia Issue, Series A, 7.50%, 1/01/39	4,580,000	4,606,610

114 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
District of Columbia (continued)
District of Columbia Tobacco Settlement FICO Revenue,
Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	$22,000,000	$22,442,420
Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46	175,000,000	11,075,750
Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46	66,000,000	1,716,000
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue,
Capital Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16,
6.50% thereafter, 10/01/41	60,145,000	52,943,238
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention
Center Hotel Project, Series A, 5.00%, 10/01/40	10,000,000	9,379,900
		207,911,298
Florida 6.9%
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,500,000	4,086,135
Boggy Creek Improvement District Special Assessment Revenue, Refunding, 5.125%,
5/01/43	5,000,000	3,942,700
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc.
Project, 7.00%, 4/01/39	6,500,000	7,095,465
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,185,000	1,185,510
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%,
10/01/42	10,000,000	9,716,100
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,550,000	1,435,207
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,
6.00%, 6/01/17	25,000,000	28,720,750
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%,
8/15/32	10,550,000	9,749,149
Collier County Educational Facilities Authority Revenue, Ave Maria University Inc. Project,
Refunding, Series A, 6.00%,
6/01/33	5,500,000	5,387,360
6/01/38	12,000,000	11,652,720
East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36	1,400,000	1,321,698
Escambia County Environmental Improvement Revenue, International Paper Co. Projects,
Series A, 9.50%, 3/01/33	7,975,000	9,598,471
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D,
6.00%, 6/01/23	5,000,000	6,144,400
Florida State Governmental Utility Authority Utility Revenue,
Lake Aqua Utility System, Series A, 5.00%, 10/01/40	2,500,000	2,331,600
Pasco Aqua Utility System, Series A, 5.00%, 10/01/40	5,260,000	4,836,254
Greenway Improvement District Special Assessment Revenue, 5.125%, 5/01/43	35,750,000	28,190,305
Halifax Hospital Medical Center Hospital Revenue, Daytona Beach, Refunding and
Improvement, Series A, 5.375%, 6/01/46	18,000,000	15,973,200
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,525,000	7,377,295
Hillsborough County IDAR, Series B, Pre-Refunded, 5.25%,
10/01/28	1,500,000	1,505,475
10/01/34	7,250,000	7,276,462
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%,
7/01/29	15,715,000	16,632,913
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%,
5/01/33	2,560,000	2,270,157

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Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Indigo CDD Capital Improvement Revenue, Refunding,
Series A, 7.00%, 5/01/31	$800,000	$706,472
[a,b]Series C, 7.00%, 5/01/30	4,275,451	2,137,726
Islands at Doral CDD Special Assessment, 6.125%, 5/01/24	1,350,000	1,359,936
Lake Ashton CDD Revenue, Capital Improvement, Series A, 7.40%, 5/01/32	1,210,000	1,112,087
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited
Investors, Refunding,
5.875%, 1/01/19	1,255,000	1,351,761
6.25%, 1/01/28	1,230,000	1,292,177
6.375%, 1/01/43	2,250,000	2,334,308
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway Project,
Series B, CIFG Insured, 5.00%, 10/01/30	11,505,000	11,809,652
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center,
5.50%, 11/15/42	3,800,000	3,671,218
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,
5.50%, 10/01/41	20,850,000	21,326,631
Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Refunding,
Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	11,630,291
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	5,385,000	5,515,855
Refunding, Series A, 5.00%, 7/01/30	6,000,000	6,080,760
Refunding, Series A, 5.00%, 7/01/31	5,900,000	5,945,666
Series A, 5.00%, 7/01/40	44,360,000	41,797,766
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/32	10,000,000	9,879,900
Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	14,504,616
Miami-Dade County Special Obligation Revenue,
Refunding, Series A, 5.00%, 10/01/28	8,365,000	8,468,140
Refunding, Series A, 5.00%, 10/01/29	10,000,000	10,035,800
Refunding, Series A, 5.00%, 10/01/30	11,925,000	11,910,928
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	4,947,050
sub. bond, Refunding, Series B, 5.00%, 10/01/32	3,300,000	3,232,350
Miami-Dade County Transit System Sales Surtax Revenue, 5.00%, 7/01/42	24,355,000	23,700,825
Midtown Miami Community Development Special Assessment Revenue,
Series A, 6.25%, 5/01/37	7,500,000	7,389,975
Series B, 6.50%, 5/01/37	3,785,000	3,789,920
North Sumter County Utility Dependent District Utility Revenue, sub. bond,
6.00%, 10/01/30	3,780,000	3,986,577
6.25%, 10/01/43	6,865,000	7,134,451
Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds,
Unit of Development No. 46, Series A, 5.35%, 8/01/41	800,000	749,424
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%,
7/01/35	7,965,000	7,788,496
7/01/40	15,000,000	14,400,000
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,100,000	982,718
Pelican Marsh CDD Special Assessment Revenue, Refunding,
4.875%, 5/01/22	1,380,000	1,334,957
5.375%, 5/01/31	1,500,000	1,426,830

116 | Semiannual Report

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Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Pensacola Airport Revenue, Refunding, 6.00%, 10/01/28	$7,000,000	$7,643,440
Port St. Lucie Utility System Revenue, Refunding, Series A, NATL Insured, 5.00%,
9/01/29	11,025,000	11,509,549
[a,b]Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	946,750
River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,
5/01/21	750,000	739,380
5/01/30	1,590,000	1,490,132
Somerset CDD Revenue, Capital Improvement, 5.30%, 5/01/37	7,000,000	4,633,510
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group,
Refunding,
4.75%, 5/01/32	11,235,000	10,556,631
5.00%, 5/01/36	12,500,000	12,087,875
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida
Obligated Group, 5.00%, 8/15/32	15,000,000	14,854,650
South-Dade Venture CDD Special Assessment Revenue, Pre-Refunded, 6.00%, 5/01/24	1,990,000	2,084,485
Stonegate CDD Special Assessment Revenue, Pre-Refunded, 6.00%, 5/01/24	1,635,000	1,712,630
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,825,000	1,250,016
Village CDD No. 6 Special Assessment Revenue, Refunding, 4.00%, 5/01/29	6,555,000	6,070,782
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	8,100,000	9,062,442
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	8,490,000	9,396,307
7.00%, 5/01/41	7,545,000	8,413,203
Refunding, 5.00%, 5/01/22	1,860,000	1,874,173
Refunding, 5.25%, 5/01/31	2,260,000	2,291,211
Refunding, 5.50%, 5/01/42	2,245,000	2,247,874
Village CDD No. 10 Special Assessment Revenue,
5.00%, 5/01/32	6,000,000	5,456,760
5.125%, 5/01/43	9,000,000	8,027,820
Village Center CDD Recreational Revenue, sub. bond,
Series B, 8.25%, 1/01/17	900,000	903,222
Series C, 7.375%, 1/01/19	1,565,000	1,569,445
Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36	1,500,000	1,303,920
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	850,000	850,153
Winter Garden Village at Fowler Groves CDD Special Assessment, 5.65%, 5/01/37	1,820,000	1,836,344
		568,977,293
Georgia 2.9%
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	1,057,739
Atlanta Water and Wastewater Revenue, Refunding,
Series A, 6.25%, 11/01/34	30,000,000	33,200,700
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	30,375,300
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
12/01/28	1,470,000	1,329,865
Burke County Development Authority PCR, Oglethorpe Power Corp. Vogtle Project,
Series C, 5.70%, 1/01/43	55,000,000	58,181,750
Series E, 7.00%, 1/01/23	25,000,000	28,674,250
Carrollton Payroll Development Authority Revenue, UWG Phase II LLC Project,
AGMC Insured, 5.00%, 6/15/40	10,000,000	10,077,000

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland
Inc., Refunding, 5.70%, 12/01/15	$1,575,000	$1,579,221
Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health
Care System Project, ETM,
6.25%, 10/01/18	4,565,000	5,098,968
6.375%, 10/01/28	8,000,000	9,606,800
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	4,538,700
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy Project,
Refunding, 5.125%, 3/01/37	6,500,000	5,577,130
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
NATL Insured, 5.00%, 7/01/34	15,000,000	15,281,700
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%,
9/15/25	5,000,000	5,312,250
9/15/27	4,000,000	4,171,120
9/15/28	10,000,000	10,352,300
McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
Products Corp. Project, Pre-Refunded, 6.95%, 12/01/23	5,120,000	5,222,400
Richmond County Development Authority Environmental Improvement Revenue, International
Paper Co. Project, Series A, 6.25%, 11/01/33	7,000,000	7,386,120
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A,
6.25%, 11/01/33	4,865,000	5,133,353
		242,156,666
Hawaii 0.2%
Hawaii State Department of Budget and Finance Special Purpose Revenue,
Hawaiian Electric Co. and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,156,175
Series A, 6.875%, 7/01/43	5,595,000	5,459,377
		13,615,552
Idaho 0.6%
Idaho Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%,
11/01/37	12,500,000	13,582,750
Idaho State Housing and Finance Assn. EDR, TDF Facilities Project, Series A, 7.00%,
2/01/36	13,305,000	14,513,094
Nez Perce County PCR, Potlatch Corp. Projects, Refunding, 6.00%, 10/01/24	22,500,000	22,497,975
		50,593,819
Illinois 6.9%
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
3/01/33	3,214,000	2,585,567
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A,
zero cpn., 1/01/35	19,800,000	5,590,332
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%,
11/01/40	3,570,000	3,336,451
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	11,000,000	11,030,470
Cary Special Tax, Special Service Area No. 2, Refunding, Radian Insured, 5.00%, 3/01/30	3,025,000	2,761,281
Chicago Board of Education GO,
Refunding, Series F, 5.00%, 12/01/31	12,500,000	11,740,500
Series A, 5.50%, 12/01/39	6,500,000	6,154,525
Series A, 5.00%, 12/01/42	40,200,000	34,631,496

118 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Chicago GO,
Project, Series A, 5.25%, 1/01/35	$7,000,000	$6,549,690
Refunding, Series A, AGMC Insured, 5.00%, 1/01/27	34,105,000	33,420,513
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	15,610,980
General Airport, third lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	15,002,250
Passenger Facility Charge, Series B, 5.00%, 1/01/35	12,555,000	12,669,250
Passenger Facility Charge, Series B, 5.00%, 1/01/40	20,430,000	20,527,451
Chicago Sales Tax Revenue, Refunding, Series A, 5.00%, 1/01/41	10,000,000	9,969,700
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/36	11,000,000	11,013,640
Chicago Wastewater Transmission Revenue, Project, second lien,
4.00%, 1/01/42	5,000,000	3,879,850
5.00%, 1/01/42	14,805,000	13,868,288
Cook County GO, Refunding,
Series A, 5.25%, 11/15/33	8,720,000	8,776,418
Series C, 5.00%, 11/15/29	34,555,000	34,325,209
Series G, 5.00%, 11/15/28	23,000,000	23,080,960
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project,
5.25%,
10/01/39	10,200,000	9,646,344
5/01/40	10,415,000	9,843,841
Illinois Health Facilities Authority Revenue, Thorek Hospital and Medical Center, Refunding,
5.375%, 8/15/28	8,595,000	8,604,970
Illinois State Finance Authority Revenue,
Institute of Technology, 6.50%, 2/01/23	1,000,000	1,047,100
Institute of Technology, 7.125%, 2/01/34	1,500,000	1,571,190
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	6,823,275
Recovery Zone Facility, Navistar International Corp. Project, 6.50%, 10/15/40	4,500,000	4,524,975
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	15,500,000	15,834,645
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,261,050
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	15,812,100
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	11,474,800
Sherman Health Systems, Series A, 5.50%, 8/01/37	17,240,000	17,887,879
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,369,950
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,063,850
Illinois State GO,
5.25%, 7/01/29	15,000,000	14,808,600
5.25%, 7/01/31	5,000,000	4,858,750
5.00%, 3/01/35	1,000,000	893,780
5.00%, 3/01/36	2,000,000	1,776,480
5.00%, 3/01/37	2,000,000	1,768,020
5.50%, 7/01/38	5,000,000	4,829,000
Series A, 5.00%, 4/01/35	10,000,000	8,923,400
Series A, 5.00%, 4/01/36	10,000,000	8,880,600
Series A, 5.00%, 4/01/38	20,000,000	17,593,600
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
Expansion Project, Series A, 5.50%, 6/15/50	10,475,000	10,441,166

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
Convention Center, ETM, 7.00%, 7/01/26	$7,500,000	$9,812,175
Minooka Special Assessment, Improvement, Prairie Ridge Project, 6.875%, 3/01/33	2,854,000	2,777,941
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewerage
Systems Alternate Revenue Source, Refunding, XLCA Insured, 5.00%, 1/01/39	4,500,000	4,126,860
Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%,
3/01/34	7,575,000	7,493,872
Railsplitter Tobacco Settlement Authority Revenue,
6.25%, 6/01/24	6,000,000	6,438,360
Refunding, 6.00%, 6/01/28	24,650,000	26,083,890
University of Illinois University Revenue, Auxiliary Facilities System, Refunding, NATL Insured,
5.00%, 4/01/32	3,770,000	3,830,735
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
6.00%, 3/01/33	4,313,000	4,337,627
6.625%, 3/01/33	5,104,000	5,177,702
Yorkville United City Special Service Area Special Tax,
No. 2003-101, Windett Ridge Project, 6.875%, 3/01/33	13,000	8,700
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	4,093,000	3,426,782
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,245,000	3,668,996
		571,247,826
Indiana 1.8%
Carmel RDA Lease Rental Revenue, Multipurpose, Series A, 4.00%,
8/01/33	8,000,000	7,197,840
2/01/38	7,220,000	6,189,850
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System Obligated
Group, 5.25%, 8/01/36	5,000,000	5,065,500
Goshen Revenue, Greencroft Obligated Group, Refunding, 5.75%,
8/15/19	3,000,000	2,977,590
8/15/28	5,000,000	4,520,600
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp.
Project, Series A, 5.00%, 6/01/32	10,000,000	9,385,600
Indiana Health and Educational Facility Financing Authority Hospital Revenue, Community
Foundation of Northwest Indiana Obligated Group, 5.50%, 3/01/37	8,000,000	8,131,680
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of
Indiana, Refunding, 5.25%, 11/15/35	12,000,000	11,054,520
Indiana Health Facility Financing Authority Hospital Revenue, Community Foundation of
Northwest Indiana Obligated Group, Pre-Refunded,
6.25%, 3/01/25	5,900,000	6,132,696
6.00%, 3/01/34	12,000,000	12,458,640
Indiana State Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	4,856,950
Community Foundation of Northwest Indiana Obligated Group, 5.00%, 3/01/41	11,000,000	9,987,780
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	12,612,875
Private Activity, Ohio River Bridges East End Crossing Project, Series A, 5.00%,
7/01/40	15,000,000	12,677,100
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, first lien,
Series A, 4.00%, 10/01/42	22,620,000	17,629,576

120 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, 6.00%,
1/01/39	$4,000,000	$4,347,880
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C,
NATL Insured,
5.60%, 11/01/16	10,000,000	10,801,900
5.85%, 4/01/19	5,000,000	5,512,850
		151,541,427
Iowa 0.5%
Iowa Finance Authority Midwestern Disaster Area Revenue, Alcoa Inc. Project, 4.75%,
8/01/42	2,500,000	2,049,825
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University
Project, Refunding, 6.00%, 9/01/39	11,000,000	11,232,430
Tobacco Settlement Authority Tobacco Settlement Revenue, Capital Appreciation, Asset-Backed,
Refunding, Series B, 5.60%, 6/01/34	35,850,000	29,285,506
		42,567,761
Kansas 0.2%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health
System/Sunbelt Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,619,313
Wyandotte County Kansas City Unified Government Utility System Revenue, Improvement,
Series B, 5.00%, 9/01/32	10,000,000	10,151,900
		16,771,213
Kentucky 1.2%
Kentucky Economic Development Finance Authority Health System Revenue,
Norton Healthcare Inc.,
Refunding, Series C, NATL Insured, 6.10%, 10/01/22	10,650,000	10,771,942
Refunding, Series C, NATL Insured, 6.15%, 10/01/27	3,995,000	4,039,065
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/22	5,325,000	5,400,935
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/27	6,005,000	6,090,871
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro
Medical Health System Inc., Refunding, Series A, 6.50%, 3/01/45	18,330,000	19,087,029
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue,
Louisville Arena Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%,
12/01/42	5,000,000	5,090,050
Louisville/Jefferson County Metro Government College Revenue, Improvement, Bellarmine
University Inc. Project,
5.625%, 5/01/29	5,555,000	5,686,376
6.125%, 5/01/39	5,000,000	5,168,800
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital
and St. Mary’s HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	13,797,125
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	10,500,000	9,627,660
Owen County Waterworks System Revenue, American Water Co. Project, Series A,
6.25%, 6/01/39	8,000,000	8,310,960
5.375%, 6/01/40	10,000,000	9,825,100
		102,895,913

Semiannual Report | 121

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Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Louisiana 3.0%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	$13,990,000	$14,040,084
Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical
Corp. Projects,
6.75%, 11/01/32	41,250,000	42,951,975
Series A, 6.50%, 8/01/29	9,000,000	9,807,030
Series A-2, 6.50%, 11/01/35	8,000,000	8,467,280
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady
Health System Project, Series A, 6.75%, 7/01/39	10,000,000	10,921,100
Louisiana Public Facilities Authority Revenue,
Entergy Gulf States Louisiana LLC Project, Refunding, Series A, 5.00%, 9/01/28	25,000,000	25,463,750
Entergy Louisiana LLC Project, Refunding, 5.00%, 6/01/30	8,500,000	8,721,935
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	5,394,250
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	16,913,755
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	10,045,800
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,102,200
New Orleans GO,
Limited Tax, NATL Insured, 5.00%, 3/01/21	5,000,000	5,152,650
Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36	13,480,000	13,125,881
Refunding, 5.00%, 12/01/24	4,500,000	4,744,800
Refunding, 5.00%, 12/01/25	2,535,000	2,639,518
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%,
6/01/37	59,575,000	57,701,962
Tobacco Settlement Financing Corp. Revenue, Tobacco Settlement Asset-Backed, Refunding,
Series A, 5.25%, 5/15/35	1,000,000	936,030
		247,130,000
Maine 0.3%
Maine Health and Higher Educational Facilities Authority Revenue, MaineGeneral Medical
Center Issue,
6.75%, 7/01/36	4,250,000	4,758,342
7.00%, 7/01/41	10,000,000	11,294,600
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,817,232
		20,870,174
Maryland 0.6%
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%,
7/01/40	7,000,000	7,217,000
Maryland State Community Development Administration Department of Housing and CDR,
Housing, Series A, 5.875%, 7/01/16	515,000	515,396
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc. Port of Baltimore
Facility, Refunding, 5.75%, 9/01/25	8,600,000	8,925,166
Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien,
Refunding,
Series A, 5.00%, 12/01/16	2,500,000	1,706,400
Series A, 5.00%, 12/01/31	10,000,000	5,890,500
Series B, 5.00%, 12/01/16	400,000	273,024
Series B, 5.25%, 12/01/31	2,000,000	1,178,640
Maryland State EDC, EDR, 5.75%, 6/01/35	13,070,000	13,091,043

122 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, 6.75%, 7/01/39	$3,000,000	$3,417,840
Edenwald Issue, Series A, 5.40%, 1/01/37	1,200,000	1,138,944
Washington County Hospital Issue, 6.00%, 1/01/43	6,000,000	6,037,860
		49,391,813
Massachusetts 1.3%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Refunding, Series A, 4.00%, 7/01/37	15,000,000	12,921,300
General Transportation System, Series A, 7.00%, 3/01/21	775,000	960,954
General Transportation System, Series A, ETM, 7.00%, 3/01/21	930,000	1,044,148
Massachusetts State Development Finance Agency Resource Recovery Revenue, Covanta
Energy Project, Refunding, Series C, 5.25%, 11/01/42	16,000,000	13,130,240
Massachusetts State Development Finance Agency Revenue,
Berkshire Retirement Community, first mortgage, 5.60%, 7/01/19	685,000	685,377
Berkshire Retirement Community, first mortgage, 5.625%, 7/01/29	1,620,000	1,617,327
Curry College Issue, Series A, ACA Insured, 5.00%, 3/01/36	2,000,000	1,859,660
Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15	610,000	610,470
Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23	3,500,000	3,503,395
Merrimack College Issue, Refunding, Series A, 5.00%, 7/01/27	1,720,000	1,669,759
Merrimack College Issue, Refunding, Series A, 5.00%, 7/01/32	1,450,000	1,367,161
Merrimack College Issue, Refunding, Series A, 5.25%, 7/01/42	2,400,000	2,209,728
North Hill Communities Issue, Series A, 6.25%, 11/15/28	2,250,000	2,170,710
North Hill Communities Issue, Series A, 6.25%, 11/15/33	2,000,000	1,875,740
North Hill Communities Issue, Series A, 6.50%, 11/15/43	4,125,000	3,808,695
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory
Put 5/01/19, Pre-Refunded, 5.75%, 12/01/42	3,700,000	4,480,219
Massachusetts State Educational Financing Authority Education Loan Revenue, Refunding,
Series K, 5.25%, 7/01/29	10,000,000	9,788,900
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A,
5.125%, 7/01/41	10,340,000	10,240,839
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE,
FGIC Insured, 5.50%, 1/01/34	35,000,000	37,214,450
		111,159,072
Michigan 4.2%
Detroit City School District GO, School Building and Site Improvement, Series A,
AGMC Insured, 6.00%, 5/01/29	15,900,000	15,871,221
Detroit GO, Distribution State Aid, 5.25%, 11/01/35	23,000,000	20,796,370
Detroit Sewage Disposal System Revenue, second lien,
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	22,552,365
Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	8,832,700
Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	2,606,010
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29	5,000,000	4,762,500
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien,
Refunding, Series A, 5.25%, 7/01/39	12,000,000	10,429,440

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Detroit Water Supply System Revenue,
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	$20,430,000	$18,208,442
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	9,862,930
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,036,595
Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated
Group, Refunding, Series A,
5.75%, 9/01/17	430,000	427,583
5.00%, 8/15/38	5,250,000	4,239,900
Michigan State Building Authority Revenue, Facilities Program,
Refunding, Series I, 6.00%, 10/15/38	6,000,000	6,494,700
Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	13,495,000	13,707,546
Refunding, Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,500,000	9,744,150
Refunding, Series II-A, 5.375%, 10/15/41	10,000,000	10,068,000
Series II, NATL Insured, Pre-Refunded, 5.00%, 10/15/29	16,585,000	16,673,564
Michigan State Finance Authority Revenue,
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	10,000,000	11,062,700
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	20,210,000	19,465,262
Michigan State Hospital Finance Authority Revenue,
Marquette General Hospital Obligated Group, Series A, Pre-Refunded, 5.00%, 5/15/34	6,000,000	6,465,600
MidMichigan Obligated Group, Series A, 6.125%, 6/01/34	4,065,000	4,363,615
Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,307,547
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	28,860,000	28,084,532
Michigan State Strategic Fund Limited Obligation Revenue, The Dow Chemical Co. Project,
Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%, 12/01/28	2,800,000	2,905,588
Refunding, Series B-2, 6.25%, 6/01/14	20,050,000	20,767,790
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed,
Senior Series A, 6.00%,
6/01/34	2,500,000	1,914,975
6/01/48	10,000,000	7,262,600
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated
Group, Refunding,
Series V, 8.25%, 9/01/39	20,000,000	23,750,000
Series W, 6.00%, 8/01/39	33,120,000	34,297,416
		343,961,641
Minnesota 0.5%
Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%,
12/01/40	5,000,000	4,453,800
Minneapolis Health Care Facility Revenue, Augustana Chapel View Homes Inc. Project,
Series D, 5.875%, 6/01/35	5,075,000	4,658,292
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
6.625%, 11/15/28	11,000,000	12,275,890
6.75%, 11/15/32	6,250,000	6,897,437
Minnesota Agricultural and Economic Development Board Revenue, Health Care System,
Refunding, Series A, 6.375%, 11/15/29	175,000	175,508
St. Paul Housing and RDA Hospital Facility Revenue, HealthEast Project, 6.00%,
11/15/35	10,000,000	10,127,800
		38,588,727

124 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Mississippi 0.7%
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding,
Series B, 6.70%, 4/01/22	$18,875,000	$20,853,477
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,
5.50%, 9/01/31	20,000,000	20,235,000
6.50%, 9/01/32	10,000,000	11,106,200
5.80%, 5/01/34	7,000,000	7,084,070
		59,278,747
Missouri 0.3%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project,
Series A, 6.00%, 1/01/39	11,000,000	11,357,170
St. Louis Airport Revenue, Lambert-St. Louis International Airport, Series A-1,
6.25%, 7/01/29	7,000,000	7,553,910
6.625%, 7/01/34	3,000,000	3,248,070
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village Chesterfield, 5.00%,
9/01/42	7,000,000	5,826,940
		27,986,090
Nevada 1.0%
Clark County ID Special Assessment,
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	1,047,328
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	766,355
Local ID No. 142, Mountain’s Edge Local Improvement, Refunding, 5.00%, 8/01/21	1,620,000	1,614,703
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20	735,000	666,696
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,360,000	1,929,678
Clark County IDR, Southwest Gas Corp. Project, Series D, AMBAC Insured, 5.55%,
12/01/38	7,260,000	7,281,780
Henderson GO, Refunding, Series A, 4.00%,
6/01/31	5,685,000	4,907,860
6/01/32	6,230,000	5,299,736
6/01/33	5,240,000	4,403,067
6/01/34	5,230,000	4,339,331
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%,
7/01/24	7,000,000	7,178,990
Henderson Local ID Special Assessment,
No. T-4(C), Green Valley Properties, Refunding, Series A, 5.90%, 11/01/18	3,005,000	3,007,765
No. T-12, Limited Obligation Improvement, Lake Las Vegas NorthShore, Series A , 7.375%,
8/01/18	19,245,000	19,326,599
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas, 4.90%,
3/01/16	1,350,000	1,310,985
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas., 5.00%
3/01/18	955,000	903,182
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas., 5.00%,
3/01/19	955,000	890,986
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas., 5.10%,
3/01/22	1,440,000	1,288,339
No. T-16, Limited Obligation Improvement, The Falls at Lake Las Vegas., 5.125%,
3/01/25	1,525,000	1,301,801

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Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Nevada (continued)
Henderson Local ID Special Assessment, (continued)
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/15	$685,000	$694,823
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/16	710,000	716,660
No. T-17, Limited Obligation Improvement, Madeira Canyon, 5.00%, 9/01/25	1,315,000	1,221,780
Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	8,154,225
		78,252,669
New Hampshire 0.3%
New Hampshire Health and Education Facilities Authority Revenue, Southern New Hampshire
University Issue, Refunding, 5.00%, 1/01/42	7,500,000	6,994,725
New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace,
7.50%, 7/01/24	12,050,000	11,676,209
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group,
Series A, 6.125%, 10/01/39	5,000,000	5,122,950
		23,793,884
New Jersey 3.3%
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A,
5.75%, 1/01/40	5,000,000	5,286,700
New Jersey EDA Revenue,
Cigarette Tax, Pre-Refunded, 5.50%, 6/15/31	6,500,000	6,768,645
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/34	10,000,000	10,432,700
Montclair State University Student Housing Project, Provident Group, Montclair Properties
LLC, Series A, 5.875%, 6/01/42	5,000,000	5,203,750
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,
4.875%, 9/15/19	22,500,000	21,072,600
5.125%, 9/15/23	19,800,000	17,681,994
5.25%, 9/15/29	37,900,000	32,218,032
New Jersey Health Care Facilities Financing Authority Revenue,
Capital Appreciation, St. Barnabas Health Care System Issue, Refunding, Series B,
zero cpn., 7/01/33	57,680,000	17,161,530
Capital Appreciation, St. Barnabas Health Care System Issue, Refunding, Series B,
zero cpn., 7/01/34	52,330,000	14,528,378
South Jersey Hospital Issue, 5.00%, 7/01/46	6,000,000	5,676,420
St. Joseph’s Healthcare System Obligated Group Issue, 6.625%, 7/01/38	27,015,000	26,543,858
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/33	40,000,000	40,194,400
Transportation System, Series A, 6.00%, 12/15/38	35,705,000	39,373,332
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	23,509,221
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,203,900
		275,855,460
New Mexico 1.7%
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,
Series B, 5.90%, 6/01/40	58,000,000	60,411,640
Series C, 5.90%, 6/01/40	18,435,000	19,201,527
Series D, 5.90%, 6/01/40	53,520,000	55,745,362

126 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Mexico (continued)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital,
Series A, Radian Insured, Pre-Refunded,
5.25%, 7/01/30	$4,360,000	$4,721,836
5.00%, 7/01/35	3,470,000	3,742,291
		143,822,656
New York 3.9%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%,
5/01/33	12,500,000	13,693,875
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,
7/15/21	428,010	331,164
1/15/22	649,658	491,687
MTA Revenue, Transportation,
Refunding, Series D, 5.00%, 11/15/38	8,790,000	8,628,791
Refunding, Series D, 5.25%, 11/15/40	10,000,000	10,076,600
Series A, 5.00%, 11/15/41	15,500,000	15,200,230
Series F, 5.00%, 11/15/30	7,000,000	7,322,210
New York City GO,
Refunding, Series H, 6.25%, 8/01/15	20,000	20,082
Refunding, Series H, 6.125%, 8/01/25	5,000	5,014
Series F, 7.50%, 2/01/21	85,000	85,348
Series G, 7.50%, 2/01/22	10,000	10,040
New York City IDA Civic Facility Revenue, Amboy Properties Corp. Project, Refunding, 6.75%,
6/01/20	4,680,000	4,481,240
New York City IDA Special Facility Revenue,
American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	31,860,000	35,491,722
American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	16,540,500
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,654,185
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate,
Series I, 5.00%, 5/01/38	15,000,000	15,251,850
New York Liberty Development Corp. Liberty Revenue,
Second Priority, Bank of America Tower at One Bryant Park Project, Class 3, Refunding,
6.375%, 7/15/49	18,500,000	19,560,605
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	5,000,000	4,848,750
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, 5.25%,
10/01/35	65,000,000	66,366,950
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional
Medical Center,
6.125%, 12/01/29	16,000,000	15,957,440
6.25%, 12/01/37	30,000,000	29,194,200
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-First
Series, 4.00%, 7/15/37	31,560,000	26,833,575
The Port Authority of New York and New Jersey Special Project Revenue, Continental Airlines
Inc., Eastern Project, La Guardia, 9.125%, 12/01/15	14,140,000	14,211,407
Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Revenue, Series B,
5.00%, 6/01/32	1,675,000	1,534,468
5.25%, 6/01/37	700,000	641,991

Semiannual Report | 127

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Utica IDA Civic Facility Revenue, Utica College Civic Facility,
6.75%, 12/01/21	$1,160,000	$1,163,770
6.85%, 12/01/31	2,000,000	2,008,460
		325,606,154
North Carolina 0.7%
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%,
10/01/27	4,500,000	4,373,415
Columbus County Industrial Facilities and PCFA Revenue,
Environmental Improvement, International Paper Co. Projects, Series A, 6.25%,
11/01/33	1,300,000	1,371,708
International Paper Co. Projects, Recovery Zone Facility Bonds, Series B, 6.25%,
11/01/33	4,000,000	4,220,640
North Carolina Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	15,000,000	14,685,300
Pennybyrn at Maryfield Project, Series A, 5.75%, 10/01/23	3,625,000	3,462,165
Pennybyrn at Maryfield Project, Series A, 6.00%, 10/01/23	2,500,000	2,433,675
Pennybyrn at Maryfield Project, Series A, 5.65%, 10/01/25	2,000,000	1,834,100
Pennybyrn at Maryfield Project, Series A, 6.125%, 10/01/35	21,750,000	19,357,935
North Carolina Medical Care Commission Retirement Facilities Revenue, The United Methodist
Retirement Homes Project, first mortgage, Refunding, Series C,
5.25%, 10/01/24	920,000	922,999
5.50%, 10/01/32	1,600,000	1,590,592
		54,252,529
Ohio 2.4%
American Municipal Power-Ohio Inc. Revenue,
Fremont Energy Center Project, Series B, 5.00%, 2/15/37	30,000,000	28,955,100
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	22,285,000	21,433,044
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%,
6/01/45	12,500,000	12,762,125
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
Senior Capital Appreciation Turbo Term Bond, Series A-3, 6.25%, 6/01/37	15,000,000	10,890,300
Senior Current Interest Turbo Term Bond, Series A-2, 5.875%, 6/01/30	22,500,000	16,381,350
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	5,000,000	3,463,300
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	9,915,600
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative
Headquarters Project, 5.00%, 7/01/37	6,000,000	5,884,920
Fairfield County Hospital Revenue, Improvement, Medical Centre Project, Refunding, 5.00%,
6/15/43	10,000,000	9,014,600
Hamilton County Healthcare Revenue, Life Enriching Communities Project, Series A,
6.50%, 1/01/41	4,970,000	5,271,928
6.625%, 1/01/46	2,500,000	2,662,750
Little Miami Local School District GO, School Improvement, Refunding, 6.875%,
12/01/34	5,860,000	6,030,643
Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley Medical
Center, 5.25%, 5/15/26	2,750,000	2,787,675

128 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye
Power Inc. Project, 6.00%, 12/01/40	$15,000,000	$15,289,050
Ohio State Turnpike Commission Revenue, junior lien, Series A-3, zero cpn. to 2/14/23,
5.75% thereafter, 2/15/35	35,000,000	19,987,450
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%,
2/15/38	17,000,000	17,292,060
Southeastern Port Authority Hospital Facilities Revenue, Memorial Health System Obligated
Group Project, Refunding and Improvement, 6.00%, 12/01/42	8,000,000	8,089,520
Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1,
6.25%, 11/01/13	800,000	803,080
		196,914,495
Oklahoma 0.1%
Oklahoma Development Finance Authority Continuing Care Retirement Revenue, Inverness
Village Community Project, Refunding, 5.75%, 1/01/37	5,000,000	4,552,350
Tulsa Industrial Authority Revenue, Refunding, NATL Insured, 5.00%, 10/01/31	5,325,000	5,717,879
		10,270,229
Oregon 0.2%
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,293,050
Salem Hospital Facility Authority Revenue, Capital Manor Inc., Refunding,
5.00%, 5/15/22	1,000,000	973,810
5.75%, 5/15/27	1,000,000	996,160
5.625%, 5/15/32	1,000,000	963,530
6.00%, 5/15/42	3,100,000	2,988,865
6.00%, 5/15/47	2,000,000	1,902,960
		13,118,375
Pennsylvania 1.9%
Allegheny County Higher Education Building Authority University Revenue, Carlow University
Project, Refunding,
6.75%, 11/01/31	1,215,000	1,261,073
7.00%, 11/01/40	2,000,000	2,075,100
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	12,000,000	11,573,760
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A, 6.20%, 7/01/19	17,525,000	17,528,505
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,
6.375%, 7/01/30	1,000,000	1,008,460
6.50%, 7/01/40	3,000,000	2,980,800
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project,
Series A, 5.50%, 8/15/40	15,000,000	14,548,800
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue,
Allegheny Energy Supply Co. LLC Project, 7.00%, 7/15/39	60,000,000	61,436,400
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter,
6/01/33	5,000,000	4,754,050
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	20,588,000

Semiannual Report | 129

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, Temple University
Health System Obligated Group,
Refunding, Series B, 5.50%, 7/01/26	$10,000,000	$9,890,500
Series A, 5.625%, 7/01/42	10,000,000	8,273,100
		155,918,548
Rhode Island 0.1%
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
Lifespan Obligated Group Issue,
Refunding, NATL Insured, 5.75%, 5/15/23	405,000	405,243
Series A, 7.00%, 5/15/39	8,200,000	8,927,012
Tobacco Settlement FICO Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	1,170,000
		10,502,255
South Carolina 1.3%
Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy
Opportunities Tax Hike, Pre-Refunded, 5.25%, 12/01/29	16,500,000	17,498,580
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County
Project, Pre-Refunded, 5.00%, 12/01/26	15,015,000	15,886,921
SCAGO Educational Facilities Corp. for Calhoun School District Revenue, School District of
Calhoun County Project, Radian Insured, 5.00%, 12/01/26	7,540,000	7,611,178
SCAGO Educational Facilities Corp. for Williamsburg School District Revenue, School District
of Williamsburg County Project, Refunding, Radian Insured, 5.00%, 12/01/31	2,000,000	2,000,440
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation LLC Project,
Series A, 6.50%, 4/01/42	10,000,000	10,906,900
South Carolina State Public Service Authority Revenue, Series B, Refunding, 5.125%,
12/01/43	52,890,000	52,284,409
		106,188,428
Tennessee 0.8%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn.,
7/01/27	19,365,000	8,703,987
Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn.,
7/01/28	19,400,000	8,100,276
Mountain States Health Alliance, first mortgage, Refunding, Series A, NATL Insured,
zero cpn., 7/01/29	19,365,000	7,495,223
Mountain States Health Alliance, first mortgage, Refunding, Series A, NATL Insured,
zero cpn., 7/01/30	19,370,000	6,878,674
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant
Health, Refunding and Improvement, Series A, zero cpn.,
1/01/37	12,760,000	3,287,742
1/01/39	13,755,000	3,033,390
Knox County Health Educational and Housing Facility Board Revenue, University Health
System Inc., Refunding, 5.25%, 4/01/36	23,475,000	22,486,468
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,
7/01/23	5,000,000	5,360,250
7/01/24	3,500,000	3,693,305
		69,039,315

130 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Texas 8.0%
Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest Products
Corp. Project, 6.95%, 5/01/23	$1,750,000	$1,785,000
Austin Convention Enterprises Inc. Convention Center Hotel Revenue, first tier, Refunding,
Series B, 5.75%, 1/01/34	15,750,000	15,379,875
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue,
Obligated Group, St. Joseph Regional Health Center, 5.50%, 1/01/38	5,250,000	5,085,465
Capital Area Cultural Education Facilities Finance Corp. Revenue, The Roman Catholic Diocese
of Austin, Series B, 6.125%, 4/01/45	10,000,000	10,508,900
Central Texas Regional Mobility Authority Revenue,
Capital Appreciation, Refunding, zero cpn., 1/01/35	3,000,000	735,960
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	529,150
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	474,026
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	466,906
senior lien, Refunding, 5.75%, 1/01/25	2,350,000	2,455,985
senior lien, Refunding, 6.00%, 1/01/41	7,925,000	7,829,821
senior lien, Refunding, 6.25%, 1/01/46	24,340,000	24,564,658
Comal ISD, GO, Refunding, Series A, PSF Guarantee, 4.00%, 2/01/31	10,500,000	9,835,140
Dallas/Fort Worth International Airport Revenue, Joint Improvement,
Refunding, Series C, 5.00%, 11/01/45	14,000,000	13,048,140
Series A, 5.00%, 11/01/42	12,000,000	11,382,480
Series A, 5.00%, 11/01/45	50,000,000	46,600,500
Series B, 5.00%, 11/01/44	11,385,000	10,750,286
El Paso Downtown Development Corp. Special Revenue, Downtown Ballpark Venue Project,
Series A, 7.25%, 8/15/38	15,000,000	16,459,050
Fort Bend Grand Parkway Toll Road Authority Limited Contract Tax Toll Revenue, sub. lien,
4.00%, 3/01/46	8,000,000	6,330,160
Grand Parkway Transportation Corp. System Toll Revenue,
First Tier Toll, Series A, 5.125%, 10/01/43	1,300,000	1,191,255
Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	5,439,000
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann
Healthcare System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	17,271,090
Houston Airport System Revenue, Special Facilities, Continental Airlines Inc.
Terminal E Project, Series E, 6.75%,
7/01/21	35,095,000	35,098,860
7/01/29	31,520,000	31,364,606
Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System
of East Texas, Refunding and Improvement, 6.25%, 2/15/37	5,000,000	5,167,050
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project,
Refunding, Series A, 6.30%, 11/01/29	10,000,000	10,953,200
Matagorda County Navigation District No. 1 Revenue, CenterPoint Energy Houston Electric LLC
Project, Refunding, 5.60%, 3/01/27	12,000,000	12,155,160
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF-Stephenville LLC, Tarleton State University Project, Series A, 6.00%, 4/01/45	3,000,000	2,826,390
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to
1/01/15, 6.50% thereafter, 1/01/43	25,000,000	25,592,250
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	1,716,000

Semiannual Report | 131

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
North Texas Tollway Authority Revenue, (continued)
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21,
6.75% thereafter, 9/01/45	$25,000,000	$17,013,750
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23,
7.00% thereafter, 9/01/43	10,000,000	6,107,000
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,036,520
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	13,554,875
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	30,874,200
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	9,751,900
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	12,130,614
System, first tier, Refunding, Series K, Sub Series K-2, 6.00%, 1/01/38	15,000,000	15,980,250
System, second tier, Refunding, Series F, 5.75%, 1/01/38	20,000,000	20,582,800
Red River Health Facilities Development Corp. First Mortgage Revenue,
Eden Home Project, 7.25%, 12/15/42	11,000,000	10,536,240
Wichita Falls Retirement Foundation Project, Refunding, 5.50%, 1/01/32	1,500,000	1,406,100
Wichita Falls Retirement Foundation Project, Refunding, 5.125%, 1/01/41	2,000,000	1,725,480
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention
Center Refinancing and Expansion Project, 4.00%,
9/15/33	13,910,000	12,099,335
9/15/35	4,365,000	3,714,484
9/15/42	41,000,000	33,409,260
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources
System, Refunding, 5.00%, 11/15/40	15,225,000	14,633,357
Texas State Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue, 5.00%,
12/15/30	25,000,000	22,910,250
12/15/31	24,500,000	22,178,870
12/15/32	25,150,000	22,535,154
Texas State Municipal Power Agency Revenue, sub. lien, Transmission, Refunding, 5.00%,
9/01/40	15,250,000	15,182,748
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding,
Series A, 5.00%, 8/15/41	8,500,000	7,846,435
Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation,
AMBAC Insured, zero cpn., 8/15/32	51,000,000	16,040,520
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center Regional Healthcare System Project, Refunding and
Improvement, Series A, 5.375%, 11/01/37	8,000,000	7,423,440
Mother Frances Hospital Regional Health Care Center Project, Series B, 5.00%,
7/01/37	2,500,000	2,306,900
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman
Project, 6.00%, 11/01/41	9,350,000	9,885,849
		663,862,694
Virginia 1.0%
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%,
3/01/42	16,980,000	15,844,038
Norfolk Economic Development Authority Health Care Facilities Revenue, Sentara Healthcare,
Refunding, Series B, 5.00%, 11/01/43	17,575,000	17,198,719

132 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Virginia (continued)
Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates Project,
Refunding, 6.00%, 4/01/33	$9,500,000	$9,532,300
Tobacco Settlement FICO Revenue,
Asset-Backed, Pre-Refunded, 5.50%, 6/01/26	1,690,000	1,793,800
Capital Appreciation, Second Subordinate, Refunding, Series D, zero cpn., 6/01/47	50,000,000	1,016,500
Virginia Small Business Financing Authority Revenue, Elizabeth River Crossings OPCO LLC
Project, senior lien, 5.50%, 1/01/42	44,290,000	38,482,695
		83,868,052
Washington 2.4%
Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, NATL RE,
FGIC Insured, 5.00%, 9/01/35	7,685,000	7,815,799
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
6/01/34	11,935,000	12,415,503
6/01/39	16,250,000	16,772,275
Greater Wenatchee Regional Events Center Public Facilities District Revenue, Refunding,
Series A, 5.50%, 9/01/42	3,150,000	2,959,393
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	15,535,000	17,759,612
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,
12/01/32	2,000,000	1,981,440
12/01/35	5,355,000	5,223,321
Snohomish County Public Hospital District No. 3 GO, Cascade Valley Hospital and Clinics,
AMBAC Insured, 5.00%, 12/01/31	10,000,000	9,881,400
Washington State GO,
Motor Vehicle Fuel Tax, Refunding, Series R-2011D, 4.00%, 7/01/28	5,575,000	5,422,635
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/36	9,040,000	7,806,673
Motor Vehicle Fuel Tax, Series B-1, 4.00%, 8/01/42	19,530,000	16,372,194
Various Purpose, Series A, 4.00%, 8/01/36	19,290,000	16,658,265
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., 7.00%, 7/01/39	8,500,000	9,214,935
Fred Hutchinson Cancer Research Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	7,801,275
Kadlec Medical Center, 5.00%, 12/01/42	3,000,000	2,481,600
Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30	4,000,000	3,856,400
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	18,355,000	17,257,922
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%,
10/01/36	305,000	342,213
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	31,169,700
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project,
Refunding, 5.625%, 10/01/40	5,235,000	5,238,717
		198,431,272
West Virginia 0.4%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy
Supply Co. LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	14,745,000	13,721,992
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	16,250,000	15,626,162
		29,348,154

Semiannual Report | 133

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin 0.6%
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	$15,000,000	$16,306,350
Wisconsin State Health and Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals, Refunding, Series A, 5.25%, 8/15/34	5,000,000	4,634,600
Fort Healthcare Inc. Project, 5.75%, 5/01/24	5,000,000	5,102,500
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	9,530,000	9,600,617
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,119,350
Wisconsin State Public Finance Authority Revenue, Adams-Columbia Electric Cooperative,
NATL Insured, 5.50%, 12/01/40	6,755,000	6,822,618
		47,586,035
Wyoming 0.3%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork
Station Facilities, Series A, 5.75%, 7/15/39	5,500,000	5,749,535
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%,
6/01/40	5,500,000	6,198,225
Wyoming CDA Student Housing Revenue, CHF-Wyoming LLC, University of Wyoming Project,
6.25%, 7/01/31	600,000	610,314
6.50%, 7/01/43	1,600,000	1,627,232
Wyoming Municipal Power Agency Power Supply Revenue, Series A,
5.50%, 1/01/28	1,350,000	1,424,628
5.50%, 1/01/33	2,360,000	2,471,416
5.50%, 1/01/38	2,810,000	2,932,516
5.375%, 1/01/42	2,750,000	2,849,935
		23,863,801
U.S. Territories 8.5%
Guam 1.2%
Guam Government Department of Education COP, John F. Kennedy High School Project,
Series A,
6.625%, 12/01/30	5,065,000	4,990,240
6.875%, 12/01/40	4,000,000	4,005,040
Guam Government GO,
Refunding, Series A, 5.125%, 11/15/27	7,270,000	6,494,364
Refunding, Series A, 5.25%, 11/15/37	37,000,000	31,554,340
Series A, 6.00%, 11/15/19	8,000,000	8,257,600
Series A, 6.75%, 11/15/29	10,000,000	10,403,100
Series A, 7.00%, 11/15/39	15,000,000	15,685,950
Guam Government Waterworks Authority Water and Wastewater System Revenue,
6.00%, 7/01/25	4,000,000	4,051,840
5.875%, 7/01/35	8,000,000	8,023,120
5.625%, 7/01/40	4,000,000	3,790,640
		97,256,234
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A,
6.60%, 3/15/28	6,520,000	6,141,970

134 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico 6.6%
Children’s Trust Fund Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding,
5.50%, 5/15/39	$11,500,000	$9,981,655
5.625%, 5/15/43	4,000,000	3,372,200
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
Refunding, Series A, 5.75%, 7/01/37	18,765,000	13,661,295
Series A, 6.00%, 7/01/38	9,755,000	7,263,768
Series A, 6.00%, 7/01/44	12,420,000	9,046,107
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
5.50%, 7/01/26	24,450,000	20,078,095
5.75%, 7/01/28	32,125,000	26,054,339
5.50%, 7/01/39	33,000,000	23,904,540
5.75%, 7/01/41	15,000,000	10,831,800
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue,
NATL Insured, 5.50%, 7/01/28	10,000,000	8,353,200
Puerto Rico Commonwealth Highways and Transportation Authority Transportation Revenue,
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	7,500,000	5,199,825
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
Refunding, Series C, AMBAC Insured, 5.50%, 7/01/26	4,950,000	4,064,891
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	26,990,000	17,942,682
Refunding, Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/32	8,500,000	6,257,785
Series A, 7.25%, 7/01/30	25,000,000	24,242,250
Series A, 6.75%, 7/01/36	10,000,000	8,715,600
Series A, 7.00%, 7/01/43	5,000,000	4,434,450
Series TT, 5.00%, 7/01/32	4,720,000	3,360,970
Series WW, 5.50%, 7/01/38	16,355,000	12,068,518
Series XX, 5.75%, 7/01/36	8,620,000	6,613,954
Series XX, 5.25%, 7/01/40	54,530,000	38,200,991
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Financing Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%,
6/01/26	11,865,000	11,057,587
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series U, 5.25%, 7/01/42	22,500,000	14,778,000
Series S, 6.00%, 7/01/41	15,000,000	11,108,700
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding,
Series B, 5.50%, 8/01/31	93,125,000	70,081,219
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Refunding, Series C, zero cpn., 8/01/39	18,130,000	2,725,664
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/34	4,000,000	893,480
Capital Appreciation, first subordinate, Series A, zero cpn., 8/01/35	4,930,000	1,016,418
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter,
8/01/32	53,000,000	44,900,540
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter,
8/01/33	36,500,000	23,944,000
Capital Appreciation, first subordinate, Series C, zero cpn., 8/01/37	15,000,000	2,634,450
Capital Appreciation, Series A, zero cpn., 8/01/33	29,950,000	7,270,662
Capital Appreciation, Series C, zero cpn., 8/01/38	30,000,000	4,875,600
first subordinate, Refunding, Series A, Sub Series A-1, 5.00%, 8/01/43	10,000,000	7,710,600
first subordinate, Series A, 5.50%, 8/01/42	61,560,000	50,559,844
	Semiannual Report | 135

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax FICO Sales Tax Revenue, (continued)
first subordinate, Series C, 5.50%, 8/01/40	$25,000,000	$20,690,750
Senior Series C, 5.25%, 8/01/40	7,150,000	6,359,711
		544,256,140
U.S. Virgin Islands 0.6%
Virgin Islands PFAR,
Matching Fund Loan Note, Series A, 5.00%, 10/01/32	7,000,000	6,684,930
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	579,775
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,547,460
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	9,951,955
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	10,611,600
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	19,570,657
Virgin Islands Matching Fund Loan Note, sub. lien, Working Capital, Refunding, Series B,
5.25%, 10/01/29	5,750,000	5,712,740
		54,659,117
Total U.S. Territories		702,313,461
Total Municipal Bonds before Short Term Investments
(Cost $8,176,227,562)		8,069,036,281
Short Term Investments 0.0%†
Municipal Bonds 0.0%†
Connecticut 0.0%†
[d] Connecticut State HFA Housing Mortgage Finance Program Revenue, Refunding, Series C,
Sub Series C-2, Daily VRDN and Put, 0.06%, 11/15/36	1,300,000	1,300,000
Oregon 0.0%†
[d] Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
Peacehealth, Daily VRDN and Put, 0.05%, 12/01/15	900,000	900,000
Texas 0.0%†
[d] Texas Water Development Board Revenue, State Revolving Fund, sub. lien, Refunding,
Series A, Daily VRDN and Put, 0.06%, 7/15/19	1,000,000	1,000,000
Total Short Term Investments (Cost $3,200,000)		3,200,000
Total Investments (Cost $8,179,427,562) 97.6%		8,072,236,281
Other Assets, less Liabilities 2.4%		194,780,773
Net Assets 100.0%		$8,267,017,054

See Abbreviations on page 194.

†Rounds to less than 0.1% of net assets.
aSecurity has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2013, the aggregate value of these securities was $19,886,856, representing 0.24% of net assets.
bSee Note 6 regarding defaulted securities.
cThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

136 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Highlights

Franklin Insured Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Class A	(unaudited)	2013	2012 [a]	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$12.63	$12.37	$11.39	$11.88	$11.20	$11.48
Income from investment operations[b]:
Net investment income[c]	0.23	0.45	0.50	0.51	0.52	0.52
Net realized and unrealized gains
(losses)	(1.09)	0.24	1.00	(0.49)	0.68	(0.29)
Total from investment operations	(0.86)	0.69	1.50	0.02	1.20	0.23
Less distributions from net investment
income	(0.22)	(0.43)	(0.52)	(0.51)	(0.52)	(0.51)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.55	$12.63	$12.37	$11.39	$11.88	$11.20

Total return[f]	(6.91)%	5.69%	13.40%	0.13%	10.93%	2.04%

Ratios to average net assets[g]
Expenses	0.60%	0.62%	0.62%	0.63%	0.63%	0.63%
Net investment income	3.71%	3.57%	4.25%	4.30%	4.46%	4.57%

Supplemental data
Net assets, end of period (000’s)	$2,013,422	$2,552,174	$2,312,711	$2,100,666	$2,134,949	$1,807,929
Portfolio turnover rate	0.74%	11.01%	7.08%	17.09%	5.21%	15.12%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 137

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Insured Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Class C	(unaudited)	2013	2012 [a]	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.79	$12.52	$11.53	$12.01	$11.31	$11.59
Income from investment operations[b]:
Net investment income[c]	0.20	0.38	0.44	0.45	0.46	0.47
Net realized and unrealized gains (losses)	(1.11)	0.25	1.00	(0.49)	0.70	(0.30)
Total from investment operations	(0.91)	0.63	1.44	(0.04)	1.16	0.17
Less distributions from net investment income	(0.18)	(0.36)	(0.45)	(0.44)	(0.46)	(0.45)
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.70	$12.79	$12.52	$11.53	$12.01	$11.31

Total return[f]	(7.16)%	5.12%	12.72%	(0.36)%	10.41%	1.46%

Ratios to average net assets[g]
Expenses	1.16%	1.17%	1.17%	1.18%	1.18%	1.18%
Net investment income	3.15%	3.02%	3.70%	3.75%	3.91%	4.02%

Supplemental data
Net assets, end of period (000’s)	$383,306	$547,371	$455,584	$385,479	$339,444	$196,085
Portfolio turnover rate	0.74%	11.01%	7.08%	17.09%	5.21%	15.12%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

138 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Insured Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Advisor Class	(unaudited)	2013	2012 [a]	2011	2010	2009 [b]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.62	$12.36	$11.39	$11.88	$11.20	$11.86
Income from investment operations[c]:
Net investment income[d]	0.23	0.46	0.51	0.52	0.53	0.36
Net realized and unrealized gains (losses)	(1.09)	0.25	0.99	(0.49)	0.69	(0.67)
Total from investment operations	(0.86)	0.71	1.50	0.03	1.22	(0.31)
Less distributions from net investment income	(0.22)	(0.45)	(0.53)	(0.52)	(0.54)	(0.35)
Net asset value, end of period	$11.54	$12.62	$12.36	$11.39	$11.88	$11.20

Total return[e]	(6.86)%	5.80%	13.42%	0.23%	11.04%	(2.58)%

Ratios to average net assets[f]
Expenses	0.51%	0.52%	0.52%	0.53%	0.53%	0.53%
Net investment income	3.80%	3.67%	4.35%	4.40%	4.56%	4.67%

Supplemental data
Net assets, end of period (000’s)	$51,696	$72,179	$62,000	$21,855	$9,408	$1,417
Portfolio turnover rate	0.74%	11.01%	7.08%	17.09%	5.21%	15.12%

aFor the year ended February 29.
bFor the period July 1, 2008 (effective date) to February 28, 2009.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 139

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.8%
Alabama 4.0%
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	$20,000,000	$20,899,400
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%,
1/01/39	5,000,000	5,116,000
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding,
Series A, Assured Guaranty, 5.00%,
8/01/30	5,250,000	5,512,133
8/01/37	5,000,000	5,093,250
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
10/01/24	5,855,000	5,905,822
10/01/25	6,065,000	6,101,693
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty,
5.125%, 4/01/38	10,865,000	10,981,364
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
12/01/35	9,100,000	9,169,251
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured,
Pre-Refunded, 5.00%, 5/15/35	3,665,000	3,952,629
Pell City GO, wts.,
Refunding, XLCA Insured, 5.00%, 2/01/24	1,020,000	1,072,071
XLCA Insured, 5.00%, 2/01/34	5,195,000	5,174,999
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,319,028
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest
Student Housing LLC, University of Alabama Ridgecrest Residential Project,
Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,399,250
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured,
5.00%, 9/01/41	5,000,000	4,615,500
		97,312,390
Alaska 0.4%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured,
6.25%, 7/01/21	5,000	5,016
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project,
Assured Guaranty, 6.00%, 9/01/32	10,000,000	10,817,900
		10,822,916
Arizona 2.4%
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,006,430
Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	10,453,700
Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,102,100
Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,284,960
Downtown Phoenix Hotel Corp. Revenue, Subordinate, Series B, NATL RE, FGIC Insured,
5.00%, 7/01/36	6,450,000	6,137,691
Maricopa County IDA Hospital System Revenue, Samaritan Health Services, Series A,
NATL Insured, ETM, 7.00%, 12/01/16	300,000	334,017
Pima County Sewer System Revenue, Obligations, Assured Guaranty, 5.00%, 7/01/25	7,000,000	7,592,200
Tucson Water System Revenue, Series B, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,343,560
		59,254,658

140 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Arkansas 0.3%
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement,
XLCA Insured, 5.00%, 10/01/35	$5,230,000	$5,254,633
Board of Trustees of the University of Arkansas Revenue, Various Facility, Fayetteville
Campus, AMBAC Insured, 5.00%, 11/01/36	3,205,000	3,323,040
		8,577,673
California 8.8%
California State GO,
Refunding, AMBAC Insured, 5.00%, 2/01/33	2,475,000	2,478,119
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,026
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	33,032,400
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35	20,855,000	20,442,071
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	13,367,477
Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	21,291,480
Series G-1, Assured Guaranty, 5.25%, 10/01/24	5,000,000	5,520,850
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%,
11/01/39	10,000,000	10,224,200
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A,
Assured Guaranty, 5.375%, 8/01/34	10,000,000	10,375,400
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty,
5.25%, 8/01/35	23,800,000	24,039,190
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	33,636,714
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,168,800
Oakland RDA Tax Allocation, Central District Redevelopment Project, Refunding,
AMBAC Insured, 5.50%, 2/01/14	45,000	45,826
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding,
Assured Guaranty, 5.75%, 8/01/29	13,315,000	13,601,139
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
NATL Insured, 5.25%, 1/15/30	4,000,000	3,781,360
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,
8/01/22	10,000,000	10,180,400
Val Verde USD, COP, School Construction Project,
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	1,680,000	1,546,776
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	869,463
Westlands Water District Revenue, Refunding, Series A, AGMC Insured, 5.00%,
9/01/25	1,000,000	1,069,420
9/01/26	1,720,000	1,815,529
9/01/27	1,905,000	1,991,982
9/01/28	1,000,000	1,035,880
		215,534,502
Colorado 2.6%
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE,
FGIC Insured,
5.00%, 3/01/37	1,350,000	1,371,128
Pre-Refunded, 5.00%, 3/01/37	8,650,000	9,823,891

Semiannual Report | 141

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Colorado State Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	$20,000,000	$19,467,000
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%,
3/01/36	10,000,000	10,011,500
Denver City and County Airport System Revenue, Series C, NATL Insured, ETM, 6.125%,
11/15/25	3,590,000	4,412,002
11/15/25	4,410,000	4,422,304
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured,
5.00%, 12/01/35	15,000,000	14,415,000
		63,922,825
Connecticut 0.2%
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities
Program, Series G, Assured Guaranty, 6.00%, 7/01/38	5,000,000	5,248,600
District of Columbia 0.8%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group, Sub Series 1,
AGMC Insured, 5.45%, 7/15/35	19,075,000	19,130,508
Florida 7.3%
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,
8/01/32	12,440,000	12,602,218
8/01/37	13,000,000	13,040,560
Broward County HFAR,
5.65%, 11/01/22	405,000	405,207
5.70%, 11/01/29	225,000	225,038
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/30	2,000,000	2,082,280
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	1,983,700
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	130,000	130,407
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida
Obligated Group, AGMC Insured, Pre-Refunded, 5.00%, 8/15/29	1,000,000	1,044,970
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%,
9/01/29	1,890,000	1,890,378
[a]Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	4,932,550
Destin Capital Improvement Revenue, NATL Insured, 5.00%, 8/01/27	1,315,000	1,315,000
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A,
NATL Insured, 5.00%, 2/01/37	10,000,000	9,086,400
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,600,304
Florida HFC Revenue, Marina Bay Apartments, Series S, AGMC Insured, 5.85%, 2/01/41	1,070,000	1,070,160
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%,
8/01/25	2,000,000	2,052,820
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System,
Refunding, AGMC Insured, 5.00%, 10/01/33	7,115,000	7,218,381
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,162,224
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A,
NATL Insured, 5.00%, 7/01/26	1,670,000	1,751,179
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	520,000	521,882
Jacksonville Sales Tax Revenue, Better Jacksonville, NATL Insured, Pre-Refunded, 5.00%,
10/01/30	1,500,000	1,505,205

142 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	$2,080,000	$2,116,587
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,566,500
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
4/01/32	1,460,000	1,468,483
4/01/37	11,000,000	10,275,650
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,323,583
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	2,595,000	2,695,167
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center,
AGMC Insured, 5.50%, 11/15/42	3,800,000	3,772,336
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,001,560
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,525,599
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,526,390
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured,
5.00%, 7/01/33	2,000,000	2,067,820
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
NATL Insured, 5.00%, 6/01/31	1,650,000	1,640,281
Miami-Dade County School Board COP, Series A, NATL RE, FGIC Insured, 5.00%,
5/01/25	5,000,000	5,292,000
Miami-Dade County Transit System Sales Surtax Revenue, AGMC Insured, 5.00%,
7/01/42	16,000,000	15,477,120
Orange County Health Facilities Authority Hospital Revenue, Orlando Regional Healthcare
System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	7,000,000	7,114,660
Orlando-Orange County Expressway Authority Revenue, Refunding, Series B, AGMC Insured,
5.00%, 7/01/25	7,710,000	8,246,693
Pasco County Guaranteed Entitlement Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	850,000	859,818
Refunding, AGMC Insured, 5.00%, 12/01/33	1,335,000	1,337,737
Pembroke Pines Public Improvement Revenue,
Series A, AMBAC Insured, 5.00%, 10/01/29	2,000,000	2,018,640
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	2,015,500
Pinellas County Sewer Revenue, AGMC Insured,
5.00%, 10/01/32	610,000	611,153
Pre-Refunded, 5.00%, 10/01/32	2,390,000	2,398,389
Polk County Public Facilities Revenue, NATL Insured, 5.00%, 12/01/33	2,000,000	2,096,980
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/30	1,000,000	1,023,380
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,843,013
Port St. Lucie Utility System Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,525,250
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM,
7.15%, 11/01/15	245,000	278,974
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	985,182
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,233,184
Tampa-Hillsborough County Expressway Authority Revenue, Refunding, Series A,
AGMC Insured, 5.00%,
7/01/27	2,750,000	2,849,027
7/01/28	2,500,000	2,569,850

Semiannual Report | 143

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL RE, FGIC Insured,
5.00%,
10/01/27	$1,000,000	$970,470
10/01/30	1,485,000	1,401,825
		179,749,664
Georgia 4.8%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project,
Assured Guaranty, 5.75%, 6/15/41	5,550,000	5,913,969
Atlanta Airport General Revenue, Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,094,836
Atlanta Water and Wastewater Revenue,
AGMC Insured, 5.00%, 11/01/37	15,000,000	14,669,700
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	23,328,900
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/29	4,750,000	4,755,130
Brunswick Water and Sewer Revenue, Improvement, NATL Insured, ETM, 6.10%,
10/01/14	1,055,000	1,086,334
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University
Housing Foundation Four, Assured Guaranty, 5.25%, 7/01/33	14,825,000	15,294,656
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,035
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	6,587,966
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
5.00%, 2/01/30	11,360,000	10,762,464
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III
LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	9,250,000	8,943,177
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
Healthcare System Inc. Project, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	6,937,650
Savannah EDA Revenue, SSU Community Development I LLC Project, Series I,
Assured Guaranty, 5.75%, 6/15/41	10,000,000	10,402,500
		117,792,317
Illinois 8.1%
Chicago Board of Education GO,
Dedicated, Series A, AGMC Insured, 5.00%, 12/01/42	20,000,000	17,493,000
Refunding, Series C, Assured Guaranty, 5.25%, 12/01/26	12,575,000	12,682,768
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,
1/01/28	29,885,000	29,137,277
1/01/29	13,345,000	12,644,254
1/01/30	6,200,000	5,812,314
Chicago O’Hare International Airport Revenue,
General, third lien, Series C, AGMC Insured, 5.25%, 1/01/35	26,635,000	26,746,601
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	25,913,593
Illinois State Finance Authority Revenue,
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,089,120
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	8,430,385
Illinois State GO,
AGMC Insured, 5.00%, 3/01/26	4,000,000	4,044,080
AGMC Insured, 5.00%, 3/01/27	11,500,000	11,531,510
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,327,400

144 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Project, Refunding,
Series B, 5.00%, 12/15/28	$15,000,000	$15,428,250
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	280,000	317,556
Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy District,
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	6,816,390
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source,
Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,141,350
		198,555,848
Indiana 0.5%
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis
Health Services Inc. Obligated Group, Refunding, Series E, AGMC Insured, 5.25%,
5/15/41	3,750,000	3,674,625
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
Assured Guaranty, 5.50%, 1/01/38	8,650,000	8,938,997
		12,613,622
Kentucky 0.8%
Kentucky Economic Development Finance Authority Health System Revenue,
Norton Healthcare Inc., Refunding, Series C, NATL Insured, 6.05%, 10/01/20	8,505,000	8,605,189
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
Series A, NATL Insured, 5.00%, 9/01/37	10,000,000	10,243,000
		18,848,189
Louisiana 2.5%
Lafayette Public Trust Financing Authority Revenue, Ragin’ Cajun Facilities, Housing and
Package Project, Assured Guaranty,
5.00%, 10/01/25	5,500,000	5,648,060
5.50%, 10/01/41	15,000,000	15,051,600
Louisiana Local Government Environmental Facilities and CDA Revenue,
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	2,809,070
Southeastern Louisiana University, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	8,585,076
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Refunding, AGMC Insured, 5.00%, 6/01/24	5,250,000	5,522,843
Series C-2, Assured Guaranty, 6.75%, 6/01/26	21,000,000	23,565,150
		61,181,799
Maine 0.9%
Maine Educational Loan Authority Student Loan Revenue, Series A-3, Assured Guaranty,
5.875%, 12/01/39	13,895,000	14,243,209
Maine State Health and Higher Educational Facilities Authority Revenue, Series C,
AGMC Insured, 6.20%, 7/01/25	100,000	100,336
Portland Airport Revenue, General, AGMC Insured,
5.25%, 1/01/35	3,000,000	3,014,190
5.00%, 1/01/40	6,000,000	5,845,320
		23,203,055

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Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Maryland 1.2%
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
9/01/32	$10,000,000	$8,722,000
Baltimore Project Revenue, Water Projects, Refunding, Series A, NATL RE, FGIC Insured,
5.125%, 7/01/42	11,000,000	11,017,600
Maryland State Health and Higher Educational Facilities Authority Revenue,
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/34	9,000,000	8,738,640
University of Maryland Medical System, Series B, NATL RE, FGIC Insured, 7.00%,
7/01/22	190,000	222,659
		28,700,899
Massachusetts 2.2%
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute
Issue, NATL Insured, 5.00%, 9/01/47	25,050,000	25,009,168
Massachusetts State Health and Educational Facilities Authority Revenue,
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	837,788
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	21,685,000	21,269,082
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18	3,000,000	3,004,080
Simmons College, Series C, NATL Insured, 5.125%, 10/01/28	4,260,000	4,260,170
		54,380,288
Michigan 6.8%
Birmingham City School District GO, School Building and Site, AGMC Insured, Pre-Refunded,
5.00%, 11/01/33	8,135,000	8,587,387
Detroit GO, Series A-1, NATL Insured, 5.00%, 4/01/21	12,390,000	10,662,958
Detroit Sewage Disposal System Revenue,
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	13,030,050
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	2,905,000	2,656,216
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	6,408,780
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien,
Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	8,543,400
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,128,650
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	7,040,000	6,254,618
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	10,150,000	8,962,450
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital,
Refunding, Series C, Assured Guaranty, 5.00%, 6/01/26	15,000,000	15,247,650
Michigan State Building Authority Revenue, Refunding, Series IA,
AGMC Insured, 5.00%, 10/15/36	28,895,000	29,434,759
NATL RE, FGIC Insured, 5.00%, 10/15/36	10,000,000	10,186,800
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	13,000,000	12,332,320
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	27,738,750
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution
Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%,
5/01/21	250,000	303,062
		165,477,850

146 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Minnesota 0.6%
Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond,
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/35	$15,000,000	$15,344,250
Minnesota Agricultural and Economic Development Board Revenue, Health Care System,
Fairview Hospital and Healthcare Services, Refunding, Series A, NATL Insured, 5.75%,
11/15/26	180,000	180,376
		15,524,626
Mississippi 0.4%
Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency,
Series A, XLCA Insured, 5.00%, 3/01/36	10,915,000	10,487,678
Missouri 0.9%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax
Revenue, Metrolink Cross County Extension Project, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,074,940
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
St. Luke’s Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	15,483,450
		21,558,390
Nebraska 0.1%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1,
NATL Insured, ETM, 6.70%, 6/01/22	2,325,000	2,856,216
Nevada 1.2%
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	294,180
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport,
Series A,
AGMC Insured, 5.25%, 7/01/42	5,000,000	5,037,050
Assured Guaranty, 5.25%, 7/01/39	20,000,000	20,191,200
Reno Hospital Revenue, Washoe Medical Center Project, Refunding, Series C, AGMC Insured,
5.375%, 6/01/39	5,000,000	4,781,550
		30,303,980
New Hampshire 0.2%
Manchester General Airport Revenue, General, Refunding, Series A, AGMC Insured, 5.125%,
1/01/30	6,000,000	6,090,240
New Jersey 2.0%
Essex County Improvement Authority Revenue, Garden State Cancer Center Project,
AMBAC Insured, 6.00%, 12/01/20	1,770,000	1,775,434
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,478,566
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	21,362,412
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,004,360
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
Series A,
6.00%, 12/15/38	9,620,000	10,608,359
Pre-Refunded, 6.00%, 12/15/38	5,380,000	6,555,046

Semiannual Report | 147

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Turnpike Authority Turnpike Revenue, Series C,
AMBAC Insured, 6.50%, 1/01/16	$35,000	$39,520
AMBAC Insured, ETM, 6.50%, 1/01/16	20,000	22,712
AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16	130,000	137,513
ETM, 6.50%, 1/01/16	15,000	17,015
		48,000,937
New York 8.2%
Hudson Yards Infrastructure Corp. Revenue, Series A, AGMC Insured, 5.00%, 2/15/47	16,475,000	15,980,091
MTA Revenue,
Refunding, Series D, AGMC Insured, 5.00%, 11/15/27	25,000,000	26,084,250
Refunding, Series D, AGMC Insured, 5.00%, 11/15/29	15,000,000	15,376,800
Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	20,043,600
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second
General Resolution, Refunding,
Series AA, 5.00%, 6/15/44	21,550,000	21,548,276
Series GG, 5.00%, 6/15/43	25,000,000	24,998,000
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2012, Series S-1,
Sub Series S-1A, 5.25%, 7/15/37	25,000,000	25,711,500
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose,
Refunding, Series D, 5.00%,
2/15/37	7,000,000	7,091,210
2/15/40	20,000,000	20,177,600
2/15/42	12,900,000	12,996,879
New York State Thruway Authority Personal Income Tax Revenue, Transportation, Refunding,
Series A, 5.00%, 3/15/32	7,720,000	7,961,790
Triborough Bridge and Tunnel Authority Revenues, Refunding, Series E, NATL Insured,
5.00%, 11/15/32	2,030,000	2,033,654
		200,003,650
North Carolina 0.3%
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	8,164,243
North Dakota 1.3%
Cass County Health Care Facilities Revenue, Essentia Health Obligated Group, Series D,
Assured Guaranty, 5.00%, 2/15/40	31,970,000	30,744,910
Ohio 3.5%
Akron Income Tax Revenue, Community Learning Centers, Series A, NATL RE, FGIC Insured,
Pre-Refunded, 5.00%, 12/01/33	5,000,000	5,057,150
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,
1/01/27	4,190,000	4,255,280
1/01/28	9,500,000	9,570,110
Hamilton County Healthcare Revenue, Christ Hospital Project, AGMC Insured, 5.00%,
6/01/42	22,500,000	21,380,625
Jefferson Area Local School District GO, School Facilities Construction and Improvement,
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	4,085,000	4,405,795

148 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Ohio State Higher Educational Facility Commission Revenue, Summa Health System,
2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	$15,000,000	$14,229,900
Ohio State Hospital Facility Revenue, University Hospital Health System, Refunding, Series A,
AGMC Insured, 5.00%, 1/15/41	7,000,000	6,592,180
Olentangy Local School District GO, School Facilities Construction and Improvement, Series A,
FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,450,000	11,878,459
Reynoldsburg City School District GO, School Facilities Construction and Improvement,
AGMC Insured, 5.00%, 12/01/31	4,000,000	4,100,840
Toledo City School District GO, School Facilities Improvement, Series B, NATL RE,
FGIC Insured, Pre-Refunded, 5.00%, 12/01/32	4,000,000	4,045,720
		85,516,059
Oklahoma 0.0%†
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	300,000	330,018
Oregon 0.2%
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A,
Assured Guaranty, 5.00%, 8/15/40	4,935,000	4,676,357
Pennsylvania 5.5%
Allegheny County GO, Series C-70, AGMC Insured, 5.00%, 12/01/37	10,000,000	9,847,300
Allegheny County Sanitary Authority Sewer Revenue, AGMC Insured, 5.00%,
6/01/25	3,540,000	3,776,437
6/01/26	5,930,000	6,261,012
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%,
12/01/33	5,500,000	5,618,800
12/01/37	10,520,000	10,618,257
12/01/41	5,110,000	5,133,608
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project,
Assured Guaranty, Pre-Refunded,
5.875%, 11/15/29	1,000,000	1,067,290
6.125%, 11/15/39	3,000,000	3,210,810
6.25%, 11/15/44	2,500,000	2,679,400
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	15,144,600
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	6,687,225
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%,
9/01/19	500,000	602,380
Pennsylvania State Public School Building Authority Lease Revenue, School District of
Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	5,830,800
Pennsylvania State Turnpike Commission Turnpike Revenue,
AGMC Insured, 6.00%, 12/01/41	10,000,000	10,529,700
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	10,858,400
Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	9,717,200
Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured,
5.00%, 8/01/32	4,000,000	4,000,760
Philadelphia Water and Wastewater Revenue, Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	6,928,180
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	35,000	36,125
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital,
Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	15,000,000	14,970,150
		133,518,434

	Semiannual Report | 149

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island 1.5%
Rhode Island State Clean Water Finance Agency Revenue, Cranston Wastewater Treatment
System, NATL Insured, 5.80%, 9/01/22	$7,785,000	$7,787,336
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp.
Project, CIFG Insured, 5.00%, 7/01/31	5,720,000	5,620,300
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise,
Series B, AGMC Insured, 5.00%,
9/15/30	7,535,000	7,705,065
9/15/35	4,500,000	4,523,760
9/15/40	10,270,000	10,209,510
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing,
Lifespan Obligated Group Issue, Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,060
		35,946,031
South Carolina 2.0%
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured,
6.25%, 1/01/21	200,000	240,830
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program,
Series A, AGMC Insured, ETM, 7.125%, 7/01/17	1,025,000	1,136,899
SCAGO Educational Facilities Corp. for Pickens School District Revenue, Installment
Purchase, School District of Pickens County Project, AGMC Insured, 5.00%, 12/01/31	17,800,000	18,383,840
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding, Series A,
AGMC Insured, 5.00%, 8/01/35	20,000,000	18,831,800
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,229,740
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding,
AGMC Insured, 5.00%, 6/01/40	3,000,000	3,105,570
		47,928,679
South Dakota 0.2%
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	3,935,000	3,936,298
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	1,205,000	1,315,535
		5,251,833
Tennessee 0.4%
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical
Center Hospital, Improvement,
NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,504,590
Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	390,000	390,745
		8,895,335
Texas 7.3%
Austin Electric Utility System Revenue, AGMC Insured, 5.00%, 11/15/25	2,750,000	3,010,618
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM,
6.30%, 1/01/17	5,005,000	5,453,548
Corpus Christi Utility System Revenue, junior lien, Refunding, AGMC Insured, 5.00%,
7/15/24	3,000,000	3,292,230
Denton County GO, Permanent Improvement, Refunding, 5.00%,
7/15/30	10,000,000	10,582,100
7/15/31	12,000,000	12,617,640

150 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured,
5.25%, 2/15/37	$10,250,000	$10,384,787
Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured, 5.25%,
11/15/30	21,325,000	20,460,484
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
8/01/29	1,000,000	980,610
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%,
12/15/34	20,000,000	20,601,400
North Harris County Regional Water Authority Revenue, senior lien,
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/15/33	10,000,000	10,132,900
Refunding, Build America Mutual Assurance, 5.00%, 12/15/29	6,405,000	6,640,384
Refunding, Build America Mutual Assurance, 5.00%, 12/15/30	6,725,000	6,910,476
Refunding, Build America Mutual Assurance, 5.00%, 12/15/31	5,000,000	5,103,850
Refunding, Build America Mutual Assurance, 5.00%, 12/15/32	5,000,000	5,111,400
Palestine ISD, GO, Anderson County, Unlimited Tax School Building, Assured Guaranty,
5.50%, 2/15/39	12,530,000	13,221,531
Port Neches-Groves ISD, GO, Jefferson County, Unlimited Tax School Building,
Assured Guaranty, 5.00%, 2/15/34	11,375,000	11,716,932
San Antonio Airport System Revenue, Improvement, Passenger Facility Charge, sub. lien,
Refunding and Improvement, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,138,850
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, Build
America Mutual Assurance, 5.00%, 11/01/33	6,300,000	5,917,212
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist
Health System, NATL Insured, ETM, 6.00%, 9/01/24	3,250,000	3,885,895
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding,
Series A,
AGMC Insured, 5.00%, 8/15/41	7,500,000	7,121,325
Build America Mutual Assurance, 5.00%, 8/15/41	9,665,000	9,244,476
		177,528,648
Utah 0.0%†
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	25,000	27,459
Virginia 0.7%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2,
Assured Guaranty, 5.00%, 11/01/42	8,000,000	7,656,560
Front Royal and Warren County IDA Lease Revenue, Series B, AGMC Insured, Pre-Refunded,
5.00%, 4/01/35	5,000,000	5,136,600
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28	3,510,000	3,550,084
		16,343,244
Washington 1.4%
King County Sewer Revenue, Refunding, Second Series, AGMC Insured, 5.00%, 1/01/36	5,000,000	5,117,850
Snohomish County PUD No. 1 Electric Revenue, Generation System, FGIC Insured, ETM,
6.65%, 1/01/16	3,375,000	3,637,372

Semiannual Report | 151

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Washington (continued)
Washington State Health Care Facilities Authority Revenue,
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	$1,500,000	$1,572,345
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%,
10/01/33	18,000,000	18,749,880
Virginia Mason Medical Center, Series B, NATL Insured, 5.00%, 2/15/27	5,425,000	5,377,694
		34,455,141
West Virginia 0.5%
Shepherd University Board of Governors Revenue, Residence Facilities Projects,
NATL Insured, 5.00%, 6/01/35	7,445,000	7,573,426
West Virginia State Water Development Authority Water Development Revenue,
Loan Program II, Refunding, Series A-II, NATL RE, FGIC Insured, 5.00%, 11/01/36	5,000,000	5,109,300
		12,682,726
Wisconsin 1.0%
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E,
NATL RE, FGIC Insured, 6.90%, 8/01/21	3,000,000	3,580,050
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	21,606,200
		25,186,250
U.S. Territories 3.8%
Puerto Rico 2.8%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
Assured Guaranty, 5.125%, 7/01/47	10,000,000	8,057,900
Puerto Rico Commonwealth Highways and Transportation Authority Highway Revenue,
Refunding, Series CC, AGMC Insured, 5.25%,
7/01/32	5,000,000	4,422,100
7/01/36	8,870,000	7,513,334
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	8,530,800
First Subordinate, Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	17,268,200
Refunding, Senior Series C, 5.00%, 8/01/46	20,890,000	17,387,791
Senior Series C, 5.25%, 8/01/40	7,000,000	6,226,290
		69,406,415
U.S. Virgin Islands 1.0%
Virgin Islands PFAR, Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%,
10/01/29	23,000,000	24,029,250
Total U.S. Territories		93,435,665
Total Municipal Bonds before Short Term Investments
(Cost $2,433,569,754)		2,395,764,352

152 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Short Term Investments 0.1%
Municipal Bonds 0.1%
Kentucky 0.1%
[b]Louisville/Jefferson County Metro Government Health System Revenue, Norton Healthcare Inc.,
Series B, Daily VRDN and Put, 0.04%, 10/01/39	$900,000	$900,000
Louisiana 0.0%†
[b]Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady
Health System Project, Refunding, Series D, Daily VRDN and Put, 0.05%, 7/01/28	200,000	200,000
[b]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project,
First Stage, ACES, Refunding, Daily VRDN and Put, 0.06%, 9/01/17	600,000	600,000
		800,000
Maryland 0.0%†
[b]Maryland State Health and Higher Educational Facilities Authority Revenue, University of
Maryland Medical System, Refunding, Series D, Daily VRDN and Put, 0.05%, 7/01/41	400,000	400,000
Total Short Term Investments (Cost $2,100,000)		2,100,000
Total Investments (Cost $2,435,669,754) 97.9%		2,397,864,352
Other Assets, less Liabilities 2.1%		50,559,602
Net Assets 100.0%		$2,448,423,954

See Abbreviations on page 194.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis. See Note 1(b).
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 153

Franklin Tax-Free Trust
Financial Highlights

Franklin Massachusetts Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Class A	(unaudited)	2013	2012 [a]	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.16	$12.02	$11.11	$11.60	$10.94	$11.20
Income from investment operations[b]:
Net investment income[c]	0.20	0.42	0.47	0.47	0.49	0.49
Net realized and unrealized gains (losses)	(1.23)	0.14	0.91	(0.46)	0.66	(0.27)
Total from investment operations	(1.03)	0.56	1.38	0.01	1.15	0.22
Less distributions from:
Net investment income	(0.19)	(0.42)	(0.47)	(0.48)	(0.49)	(0.48)
Net realized gains	—	—	(—)[d]	(0.02)	—	—
Total distributions	(0.19)	(0.42)	(0.47)	(0.50)	(0.49)	(0.48)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$10.94	$12.16	$12.02	$11.11	$11.60	$10.94

Total return[f]	(8.54)%	4.75%	12.65%	0.01%	10.66%	2.00%

Ratios to average net assets[g]
Expenses	0.65%	0.65%	0.66%	0.66%	0.67%	0.66%
Net investment income	3.45%	3.49%	4.05%	4.06%	4.27%	4.38%

Supplemental data
Net assets, end of period (000’s)	$453,942	$525,946	$461,749	$439,506	$494,372	$445,680
Portfolio turnover rate	3.89%	20.05%	14.50%	18.65%	6.61%	7.45%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

154 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin Massachusetts Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Class C	(unaudited)	2013	2012 [a]	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.29	$12.14	$11.22	$11.70	$11.03	$11.29
Income from investment operations[b]:
Net investment income[c]	0.17	0.36	0.41	0.41	0.43	0.43
Net realized and unrealized gains (losses)	(1.25)	0.14	0.91	(0.46)	0.66	(0.27)
Total from investment operations	(1.08)	0.50	1.32	(0.05)	1.09	0.16
Less distributions from:
Net investment income	(0.16)	(0.35)	(0.40)	(0.41)	(0.42)	(0.42)
Net realized gains	—	—	(—)[d]	(0.02)	—	—
Total distributions	(0.16)	(0.35)	(0.40)	(0.43)	(0.42)	(0.42)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.05	$12.29	$12.14	$11.22	$11.70	$11.03

Total return[f]	(8.88)%	4.20%	12.01%	(0.47)%	10.06%	1.42%

Ratios to average net assets[g]
Expenses	1.20%	1.20%	1.21%	1.21%	1.22%	1.20%
Net investment income	2.90%	2.94%	3.50%	3.51%	3.72%	3.84%

Supplemental data
Net assets, end of period (000’s)	$71,476	$90,144	$84,078	$83,046	$83,397	$68,027
Portfolio turnover rate	3.89%	20.05%	14.50%	18.65%	6.61%	7.45%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 155

Franklin Tax-Free Trust

Financial Highlights (continued)

Franklin Massachusetts Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Advisor Class	(unaudited)	2013	2012 [a]	2011	2010 [b]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.16	$12.02	$11.11	$11.60	$11.08
Income from investment operations[c]:
Net investment income[d]	0.21	0.44	0.48	0.48	0.33
Net realized and unrealized gains (losses)	(1.23)	0.14	0.91	(0.46)	0.52
Total from investment operations	(1.02)	0.58	1.39	0.02	0.85
Less distributions from:
Net investment income	(0.20)	(0.44)	(0.48)	(0.49)	(0.33)
Net realized gains	—	—	(—)[e]	(0.02)	—
Total distributions	(0.20)	(0.44)	(0.48)	(0.51)	(0.33)
Net asset value, end of period	$10.94	$12.16	$12.02	$11.11	$11.60

Total return[f]	(8.49)%	4.85%	12.76%	0.12%	7.69%

Ratios to average net assets[g]
Expenses	0.55%	0.55%	0.56%	0.56%	0.57%
Net investment income	3.55%	3.59%	4.15%	4.16%	4.37%

Supplemental data
Net assets, end of period (000’s)	$6,564	$9,135	$7,743	$4,007	$4,012
Portfolio turnover rate	3.89%	20.05%	14.50%	18.65%	6.61%

aFor the year ended February 29.
bFor the period July 1, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

156 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.4%
Massachusetts 94.3%
Auburn GO, AMBAC Insured, 5.125%, 6/01/24	$1,465,000	$1,496,512
Boston GO, Series A, 4.00%, 4/01/32	4,020,000	3,745,715
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%,
5/01/19	3,140,000	3,566,067
Martha’s Vineyard Land Bank Revenue, AMBAC Insured,
4.875%, 5/01/22	2,000,000	2,004,520
5.00%, 5/01/34	7,000,000	7,089,950
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C,
NATL RE, FGIC Insured, 5.25%, 3/01/15	2,000,000	2,145,400
Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior, Refunding,
Series A, 5.00%, 7/01/30	5,000,000	5,250,150
Series A, 5.25%, 7/01/30	10,000,000	10,791,500
Series A, NATL Insured, 5.25%, 7/01/28	1,500,000	1,660,125
Series B, NATL Insured, 5.50%, 7/01/28	2,000,000	2,263,280
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	5,528,650
Series A, Assured Guaranty, 5.00%, 5/01/33	10,000,000	10,258,000
Series B, 5.00%, 5/01/40	4,625,000	4,772,584
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Commonwealth Contract Assistance Secured, Series B, 5.00%, 1/01/35	16,165,000	16,515,134
Massachusetts State Development Finance Agency Revenue,
Boston College Issue, Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,037,400
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/35	3,600,000	3,655,044
Boston University Issue, Series T-1, AMBAC Insured, 5.00%, 10/01/39	18,630,000	18,844,804
Brandeis University Issue, Series N, 5.00%, 10/01/39	5,000,000	4,999,800
The Broad Institute Issue, Series A, 5.375%, 4/01/41	15,000,000	15,340,950
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E,
Assured Guaranty, 5.00%, 7/01/31	5,000,000	5,114,800
Massachusetts College of Pharmacy and Allied Health Sciences Issue, Series E,
Assured Guaranty, 5.00%, 7/01/37	5,035,000	5,083,437
Northeastern University Issue, 4.00%, 10/01/35	5,000,000	4,149,900
Partners Healthcare System Issue, Refunding, Series L, 5.00%, 7/01/41	5,450,000	5,290,260
Southcoast Health System Obligated Group, Series F, 5.00%, 7/01/37	1,400,000	1,337,966
Sterling and Francine Clark Art Institute Issue, 5.00%, 7/01/41	12,900,000	12,973,788
Western New England College Issue, Refunding, Series A, Assured Guaranty, 5.00%,
9/01/33	12,200,000	11,810,454
WGBH Educational Foundation Issue, Refunding, Series A, Assured Guaranty, 5.00%,
1/01/36	15,945,000	15,443,689
Worcester Polytechnic Institute Issue, 4.00%, 9/01/49	4,825,000	3,821,304
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,058,684
Massachusetts State Educational Financing Authority Education Loan Revenue, Issue I,
6.00%, 1/01/28	8,755,000	9,194,851
Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,250,740
Massachusetts State GO,
Consolidated Loan, Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24	5,000,000	5,348,850
Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,376,200
Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30	15,340,000	17,374,851

Semiannual Report | 157

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Health and Educational Facilities Authority Revenue,
Boston College Issue, Series N, NATL Insured, 5.125%, 6/01/33	$5,000,000	$5,010,400
Cable Housing and Health Services Issue, Series A, NATL Insured, 5.25%, 7/01/23	1,000,000	1,000,220
Cape Cod Healthcare Obligated Group, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,177,510
Cape Cod Healthcare Obligated Group, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,030,615
Children’s Hospital Issue, Series M, 5.25%, 12/01/39	7,000,000	7,129,780
Emmanuel College Issue, NATL Insured, 5.00%, 7/01/37	10,000,000	9,808,200
Lesley University Issue, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	9,546,537
Partners Healthcare System Issue, Refunding, Series J1, 5.00%, 7/01/39	4,345,000	4,227,989
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,195,080
Sterling and Francine Clark Art Institute Issue, Series B, 5.00%, 7/01/40	10,000,000	10,161,000
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	546,104
Massachusetts State HFAR,
Housing, Refunding, Series A, 3.50%, 12/01/31	5,805,000	5,117,746
Housing, Series A, 3.25%, 12/01/27	4,000,000	3,576,320
Housing, Series C, 5.125%, 12/01/39	1,700,000	1,715,759
Housing, Series C, 5.35%, 12/01/49	4,500,000	4,559,445
Housing, Series F, 2.875%, 12/01/27	2,020,000	1,736,049
Housing, Series F, 3.15%, 12/01/32	3,445,000	2,826,726
Housing, Series F, 3.45%, 12/01/37	1,500,000	1,167,810
Series D, 5.05%, 6/01/40	4,450,000	4,469,446
SF Housing, Series 159, 4.05%, 12/01/32	12,000,000	11,188,440
SF, Series 162, 3.15%, 12/01/32	10,905,000	8,805,460
Massachusetts State Port Authority Revenue,
Refunding, Series B, 5.00%, 7/01/32	3,250,000	3,326,603
Series A, AGMC Insured, 4.50%, 7/01/32	5,590,000	5,512,858
Series A, AGMC Insured, 4.50%, 7/01/37	7,935,000	7,480,563
Series A, AMBAC Insured, 5.00%, 7/01/35	10,000,000	10,415,000
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,
Senior, Series B, 5.00%, 10/15/41	10,000,000	10,125,900
Series A, AMBAC Insured, 4.75%, 8/15/32	15,000,000	15,182,400
Massachusetts State Special Obligation Dedicated Tax Revenue,
FGIC Insured, Pre-Refunded, 5.25%, 1/01/29	5,000,000	5,080,950
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/25	15,900,000	17,731,203
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	16,900,000	17,969,263
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A,
4.00%, 6/01/31	5,555,000	5,349,354
Massachusetts State Water Pollution Abatement Trust Revenue, 2012,
Pool Loan Program Bonds, Series 6, 5.50%, 8/01/30	1,005,000	1,007,482
Pooled Loan Program, Series 7, 5.125%, 2/01/31	1,900,000	1,904,104
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	250,000	250,668
Massachusetts State Water Resources Authority Revenue,
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	5,490,000	6,052,999
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,095,759
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue, senior lien,
5.00%, 7/01/41	7,500,000	7,523,550
Refunding, 5.25%, 7/01/36	5,585,000	5,721,274

158 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)
Monson GO, AMBAC Insured, 5.25%, 11/01/23	$1,675,000	$1,698,953
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, 4.50%, 8/01/26	2,000,000	2,030,840
University of Massachusetts Building Authority Project Revenue, Senior Series 1,
AMBAC Insured, Pre-Refunded, 5.25%,
11/01/23	2,155,000	2,171,938
11/01/28	5,035,000	5,074,575
11/01/29	3,000,000	3,173,700
Worcester GO, Assured Guaranty, 5.00%, 11/01/37	3,000,000	2,962,500
		501,434,431
U.S. Territories 3.1%
Puerto Rico 3.1%
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, Refunding, Series A, AMBAC Insured, zero cpn., 8/01/47	24,655,000	2,126,247
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/43	26,000,000	3,002,480
Senior Series C, 5.25%, 8/01/40	13,000,000	11,563,110
		16,691,837
Total Municipal Bonds (Cost $538,221,379) 97.4%		518,126,268
Other Assets, less Liabilities 2.6%		13,855,467
Net Assets 100.0%		$531,981,735

See Abbreviations on page 194.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 159

Franklin Tax-Free Trust

Financial Highlights

Franklin New Jersey Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Class A	(unaudited)	2013	2012 [a]	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$12.62	$12.55	$11.49	$11.99	$11.29	$11.45
Income from investment operations[b]:
Net investment income[c]	0.22	0.47	0.52	0.51	0.52	0.51
Net realized and unrealized gains
(losses)	(1.17)	0.06	1.06	(0.49)	0.69	(0.18)
Total from investment operations	(0.95)	0.53	1.58	0.02	1.21	0.33
Less distributions from:
Net investment income	(0.22)	(0.46)	(0.52)	(0.52)	(0.51)	(0.49)
Net realized gains	—	—	—	(—)[d]	—	—
Total distributions	(0.22)	(0.46)	(0.52)	(0.52)	(0.51)	(0.49)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.45	$12.62	$12.55	$11.49	$11.99	$11.29

Total return[f]	(7.64)%	4.31%	14.09%	0.11%	10.87%	2.94%

Ratios to average net assets[g]
Expenses	0.61%	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	3.65%	3.69%	4.30%	4.26%	4.42%	4.41%

Supplemental data
Net assets, end of period (000’s)	$1,049,232	$1,281,242	$1,201,084	$1,128,665	$1,230,689	$1,100,142
Portfolio turnover rate	5.89%	13.02%	8.01%	12.97%	9.93%	10.97%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

160 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin New Jersey Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Class C	(unaudited)	2013	2012 [a]	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.76	$12.68	$11.60	$12.11	$11.39	$11.55
Income from investment operations[b]:
Net investment income[c]	0.19	0.40	0.45	0.45	0.46	0.45
Net realized and unrealized gains (losses)	(1.19)	0.07	1.09	(0.51)	0.70	(0.18)
Total from investment operations	(1.00)	0.47	1.54	(0.06)	1.16	0.27
Less distributions from:
Net investment income	(0.18)	(0.39)	(0.46)	(0.45)	(0.44)	(0.43)
Net realized gains	—	—	—	(—)[d]	—	—
Total distributions	(0.18)	(0.39)	(0.46)	(0.45)	(0.44)	(0.43)
Redemption fees[e]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.58	$12.76	$12.68	$11.60	$12.11	$11.39

Total return[f]	(7.90)%	3.77%	13.52%	(0.53)%	10.35%	2.35%

Ratios to average net assets[g]
Expenses	1.16%	1.18%	1.18%	1.18%	1.18%	1.18%
Net investment income	3.10%	3.14%	3.75%	3.71%	3.87%	3.86%

Supplemental data
Net assets, end of period (000’s)	$271,902	$331,573	$296,302	$276,916	$292,947	$207,945
Portfolio turnover rate	5.89%	13.02%	8.01%	12.97%	9.93%	10.97%

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 161

Franklin Tax-Free Trust
Financial Highlights (continued)

Franklin New Jersey Tax-Free Income Fund
	Six Months Ended
	August 31, 2013		Year Ended February 28,
Advisor Class	(unaudited)	2013	2012 [a]	2011	2010	2009 [b]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.63	$12.55	$11.49	$11.99	$11.29	$11.78
Income from investment operations[c]:
Net investment income[d]	0.23	0.48	0.53	0.52	0.53	0.35
Net realized and unrealized gains (losses)	(1.18)	0.08	1.07	(0.49)	0.69	(0.51)
Total from investment operations	(0.95)	0.56	1.60	0.03	1.22	(0.16)
Less distributions from:
Net investment income	(0.22)	(0.48)	(0.54)	(0.53)	(0.52)	(0.33)
Net realized gains	—	—	—	(—)[e]	—	—
Total distributions	(0.22)	(0.48)	(0.54)	(0.53)	(0.52)	(0.33)
Redemption fees[f]	—	—	—	—	—	—[e]
Net asset value, end of period	$11.46	$12.63	$12.55	$11.49	$11.99	$11.29

Total return[g]	(7.59)%	4.50%	14.20%	0.21%	10.98%	(1.29)%

Ratios to average net assets[h]
Expenses	0.51%	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	3.75%	3.79%	4.40%	4.36%	4.52%	4.51%

Supplemental data
Net assets, end of period (000’s)	$69,827	$81,557	$63,827	$25,378	$13,791	$770
Portfolio turnover rate	5.89%	13.02%	8.01%	12.97%	9.93%	10.97%

aFor the year ended February 29.
bFor the period July 1, 2008 (effective date) to February 28, 2009.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eAmount rounds to less than $0.01 per share.
fEffective September 1, 2008, the redemption fee was eliminated.
gTotal return is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.

162 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.3%
Delaware 0.4%
Delaware River and Bay Authority Revenue, Series A, 5.00%, 1/01/42	$6,000,000	$5,990,520
New Jersey 74.3%
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
NATL Insured, ETM, 7.40%, 7/01/16	5,315,000	5,783,305
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board
of Education Project, Pre-Refunded, 5.00%, 4/01/32	3,400,000	3,650,444
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31	3,000,000	3,110,220
Bernards Township School District GO, NATL Insured, Pre-Refunded, 5.00%,
7/15/30	8,358,000	9,052,215
7/15/30	1,680,000	1,821,170
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co. Project, Refunding,
Series A, NATL Insured, 6.80%, 3/01/21	5,400,000	6,443,334
Egg Harbor Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/30	3,027,000	3,245,005
Essex County Improvement Authority Lease Revenue, City of Newark Project, Series A,
6.00%, 11/01/25	5,000,000	5,384,450
6.25%, 11/01/30	1,690,000	1,772,134
Garden State Preservation Trust Open Space and Farmland Revenue, Refunding, Series A,
4.00%, 11/01/23	14,000,000	14,622,020
Hoboken GO, Parking Utility, Refunding, Series A, FGIC Insured, 5.00%, 1/01/23	1,370,000	1,371,041
Hudson County Improvement Authority Lease Revenue, County Secured, County Services
Building Project, AGMC Insured, 5.00%, 4/01/32	3,895,000	3,902,439
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking
Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,027,260
Mercer County GO, General Improvement, 3.00%,
2/01/30	1,250,000	1,006,838
2/01/31	1,915,000	1,525,910
2/01/32	1,985,000	1,562,413
Middlesex County COP, NATL Insured, zero cpn., 6/15/24	1,000,000	641,620
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional
Educational Services Commission Projects, 5.25%, 12/15/33	3,000,000	3,183,960
Middlesex County Improvement Authority Revenue, Administration Building Residential
Project, FNMA Insured,
5.25%, 7/01/21	750,000	750,975
5.35%, 7/01/34	1,575,000	1,575,315
Morristown Parking Authority Revenue, Guaranteed Parking, NATL Insured, 5.00%,
8/01/30	1,815,000	1,852,316
8/01/33	2,630,000	2,661,481
Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%,
7/15/29	7,875,000	8,197,954
New Jersey EDA Revenue,
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/34	5,000,000	5,216,350
Cigarette Tax, Refunding, 5.00%, 6/15/24	7,000,000	7,133,980
Cigarette Tax, Refunding, 5.00%, 6/15/28	3,000,000	2,862,600
Cigarette Tax, Refunding, 5.00%, 6/15/29	1,000,000	947,910
Cigarette Tax, Refunding, Assured Guaranty, 5.00%, 6/15/22	10,000,000	10,718,200
Montclair State University Student Housing Project, Provident Group, Montclair Properties
LLC, Series A, 5.875%, 6/01/42	17,950,000	18,681,462

Semiannual Report | 163

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey EDA Revenue, (continued)
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/27	$5,000,000	$5,059,600
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	12,603,500
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,052,900
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	16,240,000	16,257,702
School Facilities Construction, Refunding, Series GG, 5.25%, 9/01/26	5,000,000	5,360,900
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%,
12/15/21	10,000,000	11,456,500
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%,
9/01/27	8,660,000	9,495,084
School Facilities Construction, Series KK, 5.00%, 3/01/38	5,000,000	4,951,200
School Facilities Construction, Series L, AGMC Insured, Pre-Refunded, 5.00%,
3/01/30	3,500,000	3,741,465
School Facilities Construction, Series O, Pre-Refunded, 5.125%, 3/01/28	5,000,000	5,354,250
School Facilities Construction, Series U, 5.00%, 9/01/37	5,000,000	4,965,450
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	5,000,000	4,965,450
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,002,580
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	3,000,000	3,179,790
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding,
AMBAC Insured, 5.75%, 3/15/20	4,605,000	4,618,999
New Jersey EDA Water Facilities Revenue, New Jersey-American Water Co. Inc. Project,
Refunding,
Series A, 5.70%, 10/01/39	10,000,000	10,372,900
Series B, 5.00%, 10/01/39	8,750,000	8,827,175
New Jersey Environmental Infrastructure Trust Revenue, Refunding, Series A-R, 4.00%,
9/01/25	17,745,000	18,187,383
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic Health System Hospital Corp., 6.00%, 7/01/41	10,600,000	11,528,666
Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27	8,000,000	8,146,880
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/25	4,605,000	4,834,743
AtlantiCare Regional Medical Center Issue, Refunding, 5.00%, 7/01/37	19,490,000	18,651,735
Barnabas Health Issue, Refunding, Series A, 5.00%, 7/01/23	1,250,000	1,301,488
Barnabas Health Issue, Refunding, Series A, 5.00%, 7/01/24	2,880,000	2,992,234
Barnabas Health Issue, Refunding, Series A, 5.00%, 7/01/25	1,500,000	1,538,640
Barnabas Health Issue, Refunding, Series A, 5.625%, 7/01/32	5,500,000	5,630,460
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,161,350
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,063,200
Holy Name Hospital Issue, 5.00%, 7/01/36	5,000,000	4,561,800
Hunterdon Medical Center Issue, Series A, 5.125%, 7/01/35	2,000,000	1,952,380
Meridian Health System Obligated Group Issue, Refunding, 5.00%, 7/01/27	2,500,000	2,590,025
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%,
7/01/38	9,775,000	9,778,421
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%,
7/01/38	13,670,000	13,674,785
[a]Robert Wood Johnson University Hospital Issue, Series A, 5.50%, 7/01/43	4,000,000	3,988,040
Somerset Medical Center Issue, 5.75%, 7/01/28	11,000,000	11,000,110
South Jersey Hospital Issue, 5.00%, 7/01/36	12,000,000	11,602,800
South Jersey Hospital Issue, 5.00%, 7/01/46	27,200,000	25,733,104

164 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority Revenue, (continued)
St. Barnabas Health Care System Issue, Series A, 5.00%, 7/01/29	$7,000,000	$6,901,720
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/31	2,935,000	2,928,015
St. Luke’s Warren Hospital Obligated Group Issue, Refunding, 5.00%, 8/15/34	1,500,000	1,456,365
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.00%, 7/01/26	1,000,000	1,023,690
St. Peter’s University Hospital Obligated Group Issue, Refunding, 6.25%, 7/01/35	3,400,000	3,405,882
Virtua Health Issue, Series A, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,183,400
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset
Transformation Program, Series A,
5.75%, 10/01/31	10,000,000	10,867,500
5.25%, 10/01/38	15,000,000	15,395,100
New Jersey Institute of Technology Revenue, Series A, 5.00%, 7/01/42	7,000,000	7,014,350
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,041,850
New Jersey State Educational Facilities Authority Revenue,
Georgian Court University, Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,341,443
Georgian Court University, Refunding, Series D, 5.00%, 7/01/33	1,000,000	964,580
Kean University Issue, Refunding, Series A, 5.50%, 9/01/36	8,500,000	8,969,200
Kean University Issue, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	5,859,158
Kean University Issue, Series D, AGMC Insured, 5.00%, 7/01/39	1,000,000	1,005,800
Kean University Issue, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	4,695,000	4,705,986
Montclair State University Issue, Refunding, Series A, AMBAC Insured, 5.00%,
7/01/31	10,000,000	10,388,400
Montclair State University Issue, Refunding, Series A, AMBAC Insured, 5.00%,
7/01/36	20,000,000	20,619,200
Montclair State University Issue, Series J, 5.25%, 7/01/38	2,000,000	2,076,540
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,208,400
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,382,750
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	15,449,100
Princeton University, Series B, 4.375%, 7/01/41	28,295,000	27,213,848
Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,039,580
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/37	1,000,000	1,002,760
Ramapo College of New Jersey Issue, Series B, 5.00%, 7/01/42	1,000,000	990,880
Ramapo College of New Jersey Issue, Series D, NATL Insured, Pre-Refunded, 5.00%,
7/01/36	6,745,000	7,531,872
Rowan University Issue, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,824,323
Seton Hall University Issue, Refunding, Series E, 6.25%, 7/01/37	5,000,000	5,537,800
Stevens Institute of Technology Issue, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,571,258
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/18	500,000	500,720
Stevens Institute of Technology Issue, Refunding, Series I, 5.00%, 7/01/28	865,000	865,268
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/18	435,000	456,746
Stevens Institute of Technology Issue, Series I, ETM, 5.00%, 7/01/28	710,000	740,750
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,205,815
The College of New Jersey Issue, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	11,312,180
The Richard Stockton College of New Jersey Issue, Refunding, Series A, 5.375%,
7/01/38	5,000,000	5,218,250
The Richard Stockton College of New Jersey Issue, Refunding, Series F, AMBAC Insured,
5.00%, 7/01/28	2,370,000	2,404,033
The William Paterson University of New Jersey Issue, Series C, Assured Guaranty, 5.00%,
7/01/38	5,500,000	5,627,270

	Semiannual Report | 165

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State GO,
Refunding, Series Q, 5.00%, 8/15/19	$20,000,000	$23,176,600
Various Purpose, 5.00%, 6/01/23	10,895,000	12,436,098
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,171,158
Refunding, Series 1A, 5.00%, 12/01/25	3,905,000	4,014,184
Refunding, Series 1A, 5.00%, 12/01/26	1,895,000	1,919,161
Refunding, Series 1A, 5.125%, 12/01/27	4,670,000	4,750,651
Refunding, Series 1A, 5.25%, 12/01/28	4,675,000	4,759,150
Series 2, 5.00%, 12/01/26	3,775,000	3,825,057
Series 2, 5.00%, 12/01/27	2,745,000	2,761,360
Series 2, 5.00%, 12/01/28	2,720,000	2,716,926
Series 2, 5.00%, 12/01/30	1,500,000	1,507,125
Series 2, 5.00%, 12/01/36	1,000,000	997,200
Series A, 5.625%, 6/01/30	14,500,000	14,880,625
Series A, Assured Guaranty, 6.125%, 6/01/30	10,000,000	10,328,100
New Jersey State Housing and Mortgage Finance Agency MFHR, Series I, 5.75%,
11/01/38	2,680,000	2,716,394
New Jersey State Housing and Mortgage Finance Agency SFHR, Series AA, 6.50%,
10/01/38	3,725,000	3,967,162
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	2,137,300
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/32	10,000,000	3,422,500
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn.,
12/15/33	10,000,000	3,048,900
Transportation Program, Series AA, 5.25%, 6/15/31	11,500,000	11,835,915
Transportation System, Refunding, Series B, AMBAC Insured, 5.25%, 12/15/23	5,000,000	5,593,750
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	17,765,141
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,178,600
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	15,364,050
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	10,242,700
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	10,831,665
Transportation System, Series B, 5.00%, 6/15/42	7,000,000	6,842,780
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
5.15% thereafter, 1/01/35	7,500,000	6,917,250
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,040,100
Series A, 5.00%, 1/01/35	4,000,000	3,999,720
Series E, 5.25%, 1/01/40	30,000,000	30,302,700
Series H, 5.00%, 1/01/36	14,000,000	13,980,260
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, City of Newark
Redevelopment Projects, NATL Insured, Pre-Refunded,
5.00%, 1/01/26	3,245,000	3,294,941
5.50%, 1/01/27	3,240,000	3,295,048
5.50%, 1/01/28	2,000,000	2,033,980
5.00%, 1/01/34	15,000,000	15,230,850
North Hudson Sewerage Authority Gross Revenue, Lease Certificates, Refunding, Series A,
5.00%, 6/01/42	17,800,000	17,426,556

166 | Semiannual Report

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp.
Project, 5.00%, 5/01/42	$3,200,000	$3,210,560
Rutgers State University GO,
Refunding, Series J, 5.00%, 5/01/28	5,000,000	5,343,200
Series F, 5.00%, 5/01/39	20,000,000	20,293,800
Series L, 5.00%, 5/01/38	7,000,000	7,122,990
Series L, 5.00%, 5/01/43	15,500,000	15,688,480
Salem County PCFA, PCR, Atlantic City Electric Co. Project, Refunding, Series A, 4.875%,
6/01/29	5,000,000	5,065,350
South Jersey Transportation Authority Transportation System Revenue, Refunding, Series A,
5.00%,
11/01/27	3,000,000	3,109,080
11/01/28	2,000,000	2,059,100
11/01/29	2,000,000	2,041,120
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue,
Capital Appreciation, Series B, AGMC Insured, zero cpn.,
12/01/35	2,815,000	864,092
12/01/36	2,810,000	808,859
12/01/37	2,815,000	764,047
12/01/38	2,810,000	717,618
University of Medicine and Dentistry COP,
NATL Insured, Pre-Refunded, 5.00%, 6/15/36	12,500,000	12,963,000
Series A, NATL Insured, 5.00%, 9/01/22	1,700,000	1,717,000
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%,
2/15/35	8,730,000	9,884,019
		1,033,483,764
New York 8.7%
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	8,894,958
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,269,500
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,114,700
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,344,400
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	10,500,300
One Hundred Seventy-First Series, 4.50%, 7/15/36	20,000,000	18,675,200
One Hundred Seventy-First Series, Refunding, 5.00%, 7/15/30	12,200,000	12,646,276
One Hundred Seventy-First Series, Refunding, 4.50%, 7/15/31	10,000,000	9,938,800
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	15,487,800
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	10,432,300
One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	5,159,750
The Port Authority of New York and New Jersey Special Project Revenue, JFK International Air
Terminal LLC Project, NATL Insured, 5.75%, 12/01/22	8,000,000	8,054,960
		120,518,944
Pennsylvania 1.4%
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, 5.00%,
7/01/35	5,000,000	5,088,350
Delaware River Port Authority Revenue, Series E, 5.00%, 1/01/35	14,000,000	14,081,900
		19,170,250

	Semiannual Report | 167

Franklin Tax-Free Trust

Statement of Investments, August 31, 2013 (unaudited) (continued)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories 12.5%
Puerto Rico 12.2%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/44	$4,100,000	$2,986,235
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, AGMC Insured, 5.125%, 7/01/30	5,020,000	4,459,618
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	5,000,000	4,326,100
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,552,984
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	30,000,000	32,485,800
Series TT, 5.00%, 7/01/32	10,000,000	7,120,700
Series TT, 5.00%, 7/01/37	12,925,000	8,865,904
Series WW, 5.50%, 7/01/38	16,620,000	12,264,064
Series XX, 5.25%, 7/01/40	14,500,000	10,157,975
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Financing Authority Educational Facilities Revenue, University Plaza Project, Series A,
NATL Insured, 5.00%, 7/01/33	1,000,000	815,830
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,
5.25%, 12/15/26	11,250,000	8,965,800
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	10,000,000	8,651,400
first subordinate, Series A, 5.50%, 8/01/42	17,000,000	13,962,270
first subordinate, Series A, 6.00%, 8/01/42	32,000,000	28,508,480
first subordinate, Series C, 5.50%, 8/01/40	20,000,000	16,552,600
Senior Series C, 5.25%, 8/01/40	6,290,000	5,594,766
		169,270,526
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	4,733,100
Total U.S. Territories		174,003,626
Total Municipal Bonds before Short Term Investments
(Cost $1,386,098,353)		1,353,167,104
Short Term Investments 0.5%
Municipal Bonds 0.5%
New Jersey 0.5%
[b]New Jersey EDA, EDR, Lawrenceville School Project, Daily VRDN and Put, 0.05%,
7/01/31	2,500,000	2,500,000
[b]New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, Series B,
Daily VRDN and Put, 0.05%, 7/01/43	4,300,000	4,300,000
Total Short Term Investments (Cost $6,800,000)		6,800,000
Total Investments (Cost $1,392,898,353) 97.8%		1,359,967,104
Other Assets, less Liabilities 2.2%		30,994,599
Net Assets 100.0%		$1,390,961,703

See Abbreviations on page 194.

aSecurity purchased on a when-issued basis. See Note 1(b).

bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

168 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements

Statements of Assets and Liabilities
August 31, 2013 (unaudited)

	Franklin	Franklin Federal	Franklin Federal	Franklin
	Double	Intermediate-Term	Limited-Term	High Yield
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$556,590,463	$3,511,780,967	$1,068,010,434	$8,179,427,562
Value	$483,678,157	$3,559,178,029	$1,079,017,861	$8,072,236,281
Cash	13,895,287	91,291	3,684,200	66,337,041
Receivables:
Investment securities sold	6,614,265	40,254,758	—	41,693,559
Capital shares sold	529	6,848,892	4,114,590	46,068,032
Interest	6,400,529	40,354,041	8,263,126	110,284,606
Other assets	144	731	168	1,924
Total assets	510,588,911	3,646,727,742	1,095,079,945	8,336,621,443
Liabilities:
Payables:
Investment securities purchased	4,998,050	—	2,825,970	25,346,597
Capital shares redeemed	7,071,686	14,086,235	3,245,135	33,952,174
Management fees	208,707	1,380,370	359,791	3,110,553
Distribution fees	82,253	439,834	116,085	1,105,020
Transfer agent fees	59,381	374,167	51,519	951,722
Distributions to shareholders	211,668	1,318,943	245,978	4,867,239
Accrued expenses and other liabilities	48,380	69,555	3,018	271,084
Total liabilities	12,680,125	17,669,104	6,847,496	69,604,389
Net assets, at value	$497,908,786	$3,629,058,638	$1,088,232,449	$8,267,017,054
Net assets consist of:
Paid-in capital	$582,087,000	$3,612,376,496	$1,078,499,112	$8,809,002,557
Undistributed net investment income (distributions
in excess of net investment income)	1,315,888	2,141,092	(245,208)	27,831,059
Net unrealized appreciation (depreciation)	(72,912,306)	47,397,062	11,007,427	(107,191,281)
Accumulated net realized gain (loss)	(12,581,796)	(32,856,012)	(1,028,882)	(462,625,281)
Net assets, at value	$497,908,786	$3,629,058,638	$1,088,232,449	$8,267,017,054

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Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
August 31, 2013 (unaudited)

	Franklin	Franklin Federal	Franklin Federal	Franklin
	Double	Intermediate-Term	Limited-Term	High Yield
	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Class A:
Net assets, at value	$412,709,821	$1,982,436,588	$947,232,835	$5,230,813,942
Shares outstanding	40,840,470	168,013,135	90,847,707	539,934,604
Net asset value per share[a]	$10.11	$11.80	$10.43	$9.69
Maximum offering price per share (net asset value
per share ÷ 95.75%, 97.75%, 97.75%, 95.75%,
respectively)	$10.56	$12.07	$10.67	$10.12
Class C:
Net assets, at value	$75,641,147	$474,629,940		$1,124,390,087
Shares outstanding	7,451,229	40,118,833		114,253,870
Net asset value and maximum offering price
per share[a]	$10.15	$11.83		$9.84
Advisor Class:
Net assets, at value	$9,557,818	$1,171,992,110	$140,999,614	$1,911,813,025
Shares outstanding	944,360	99,147,219	13,530,873	196,618,562
Net asset value and maximum offering price
per share	$10.12	$11.82	$10.42	$9.72

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

170 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
August 31, 2013 (unaudited)

		Franklin	Franklin
	Franklin	Massachusetts	New Jersey
	Insured Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Assets:
Investments in securities:
Cost	$2,435,669,754	$538,221,379	$1,392,898,353
Value	$2,397,864,352	$518,126,268	$1,359,967,104
Cash	22,557,607	5,190,629	15,421,482
Receivables:
Investment securities sold	15,713,739	4,861,592	13,643,233
Capital shares sold	51,840	1,986,520	1,537,163
Interest	30,063,224	5,844,987	14,581,934
Other assets	612	121	324
Total assets	2,466,251,374	536,010,117	1,405,151,240
Liabilities:
Payables:
Investment securities purchased	4,918,600	—	5,930,900
Capital shares redeemed	10,100,514	3,375,591	6,367,756
Management fees	938,998	220,117	542,417
Distribution fees	382,044	80,560	247,379
Transfer agent fees	172,685	40,584	150,895
Distributions to shareholders	1,214,950	289,450	885,698
Accrued expenses and other liabilities	99,629	22,080	64,492
Total liabilities	17,827,420	4,028,382	14,189,537
Net assets, at value	$2,448,423,954	$531,981,735	$1,390,961,703
Net assets consist of:
Paid-in capital	$2,519,197,646	$559,367,071	$1,435,601,936
Undistributed net investment income	3,883,541	485,887	1,838,022
Net unrealized appreciation (depreciation)	(37,805,402)	(20,095,111)	(32,931,249)
Accumulated net realized gain (loss)	(36,851,831)	(7,776,112)	(13,547,006)
Net assets, at value	$2,448,423,954	$531,981,735	$1,390,961,703

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Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
August 31, 2013 (unaudited)

		Franklin	Franklin
	Franklin	Massachusetts	New Jersey
	Insured Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Class A:
Net assets, at value	$2,013,421,617	$453,941,638	$1,049,232,207
Shares outstanding	174,338,640	41,490,130	91,603,656
Net asset value per share[a]	$11.55	$10.94	$11.45
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.06	$11.43	$11.96
Class C:
Net assets, at value	$383,306,059	$71,476,011	$271,902,263
Shares outstanding	32,759,226	6,466,136	23,477,473
Net asset value and maximum offering price per share[a]	$11.70	$11.05	$11.58
Advisor Class:
Net assets, at value	$51,696,278	$6,564,086	$69,827,233
Shares outstanding	4,477,891	600,094	6,093,822
Net asset value and maximum offering price per share	$11.54	$10.94	$11.46

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

172 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Operations
for the six months ended August 31, 2013 (unaudited)

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$16,232,272	$64,546,005	$9,431,995	$240,452,556
Expenses:
Management fees (Note 3a)	1,551,376	8,806,709	2,700,926	21,232,348
Administrative fees (Note 3b)	—	—	299,016	—
Distribution fees: (Note 3c)
Class A	249,572	1,083,381	630,221	3,083,287
Class C	329,773	1,725,757	—	4,392,603
Transfer agent fees: (Note 3e)
Class A	146,460	680,765	146,422	1,754,799
Class C	27,306	166,867	—	384,637
Advisor Class	3,527	382,367	20,470	608,539
Custodian fees	3,651	25,251	4,958	55,380
Reports to shareholders	28,147	138,708	18,948	321,344
Registration and filing fees	34,700	96,133	38,255	196,125
Professional fees	19,571	31,081	19,602	75,575
Trustees’ fees and expenses	1,934	7,677	1,930	22,142
Other	23,427	83,491	34,226	470,331
Total expenses	2,419,444	13,228,187	3,914,974	32,597,110
Expenses waived/paid by affiliates (Note 3f)	—	—	(1,121,665)	—
Net expenses	2,419,444	13,228,187	2,793,309	32,597,110
Net investment income	13,812,828	51,317,818	6,638,686	207,855,446
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(5,247,028)	(8,576,471)	75,015	(159,130,911)
Net change in unrealized appreciation (depreciation) on
investments	(105,105,143)	(243,759,673)	(12,180,298)	(1,015,826,726)
Net realized and unrealized gain (loss)	(110,352,171)	(252,336,144)	(12,105,283)	(1,174,957,637)
Net increase (decrease) in net assets resulting from
operations	$(96,539,343)	$(201,018,326)	$(5,466,597)	$(967,102,191)

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Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Operations (continued)
for the six months ended August 31, 2013 (unaudited)

		Franklin	Franklin
	Franklin	Massachusetts	New Jersey
	Insured Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Investment income:
Interest	$62,661,777	$12,230,081	$34,180,779
Expenses:
Management fees (Note 3a)	6,488,036	1,439,697	3,648,776
Distribution fees: (Note 3c)
Class A	1,109,415	251,880	604,928
Class C	1,584,706	274,191	1,024,816
Transfer agent fees: (Note 3e)
Class A	478,931	89,991	265,163
Class C	99,140	15,070	69,104
Advisor Class	13,187	1,512	17,167
Custodian fees	17,379	3,338	9,033
Reports to shareholders	77,042	12,843	40,875
Registration and filing fees	78,496	19,450	16,202
Professional fees	27,922	18,571	22,361
Trustees’ fees and expenses	7,177	1,399	3,911
Other	68,589	16,840	40,015
Total expenses	10,050,020	2,144,782	5,762,351
Net investment income	52,611,757	10,085,299	28,418,428
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(18,418,462)	(4,764,823)	(12,110,501)
Net change in unrealized appreciation (depreciation) on investments	(233,480,787)	(57,356,522)	(138,705,418)
Net realized and unrealized gain (loss)	(251,899,249)	(62,121,345)	(150,815,919)
Net increase (decrease) in net assets resulting from operations	$(199,287,492)	$(52,036,046)	$(122,397,491)

174 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets

			Franklin Federal
	Franklin Double		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2013	Year Ended	August 31, 2013	Year Ended
	(unaudited)	February 28, 2013	(unaudited)	February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$13,812,828	$31,155,281	$51,317,818	$93,205,779
Net realized gain (loss) from
investments	(5,247,028)	217,712	(8,576,471)	155,542
Net change in unrealized appreciation
(depreciation) on investments	(105,105,143)	(11,386,408)	(243,759,673)	50,568,973
Net increase (decrease) in net
assets resulting from operations	(96,539,343)	19,986,585	(201,018,326)	143,930,294
Distributions to shareholders from:
Net investment income:
Class A	(11,421,335)	(25,492,524)	(27,817,892)	(54,261,305)
Class C	(1,831,008)	(4,109,924)	(5,297,243)	(10,518,283)
Advisor Class	(280,201)	(631,487)	(16,151,138)	(26,304,347)
Total distributions to shareholders	(13,532,544)	(30,233,935)	(49,266,273)	(91,083,935)
Capital share transactions: (Note 2)
Class A	(97,485,090)	(33,691,305)	(133,211,578)	389,091,004
Class C	(23,680,065)	1,413,547	(39,730,929)	94,474,602
Advisor Class	(2,914,887)	1,061,573	104,978,737	339,374,872
Total capital share transactions	(124,080,042)	(31,216,185)	(67,963,770)	822,940,478
Net increase (decrease) in
net assets	(234,151,929)	(41,463,535)	(318,248,369)	875,786,837
Net assets:
Beginning of period	732,060,715	773,524,250	3,947,307,007	3,071,520,170
End of period	$497,908,786	$732,060,715	$3,629,058,638	$3,947,307,007
Undistributed net investment income
included in net assets:
End of period	$1,315,888	$1,035,604	$2,141,092	$89,547

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Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin Federal Limited-Term		Franklin High Yield
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2013	Year Ended	August 31, 2013	Year Ended
	(unaudited)	February 28, 2013	(unaudited)	February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$6,638,686	$13,828,818	$207,855,446	$393,985,896
Net realized gain (loss) from investments	75,015	103,548	(159,130,911)	(105,138,460)
Net change in unrealized appreciation
(depreciation) on investments	(12,180,298)	(3,197,500)	(1,015,826,726)	422,807,102
Net increase (decrease) in net assets resulting
from operations	(5,466,597)	10,734,866	(967,102,191)	711,654,538
Distributions to shareholders from:
Net investment income:
Class A	(5,805,245)	(12,196,004)	(125,436,556)	(259,869,776)
Class B	—	—	—	(231,254)
Class C	—	—	(23,233,980)	(47,393,332)
Advisor Class	(896,900)	(1,784,731)	(44,438,899)	(76,507,017)
Total distributions to shareholders	(6,702,145)	(13,980,735)	(193,109,435)	(384,001,379)
Capital share transactions: (Note 2)
Class A	179,894,006	98,757,004	(591,054,009)	459,155,544
Class B	—	—	(422,960)	(13,134,270)
Class C	—	—	(161,366,248)	180,195,308
Advisor Class	33,653,229	28,642,026	17,127,986	657,028,709
Total capital share transactions	213,547,235	127,399,030	(735,715,231)	1,283,245,291
Net increase (decrease) in net assets	201,378,493	124,153,161	(1,895,926,857)	1,610,898,450
Net assets:
Beginning of period	886,853,956	762,700,795	10,162,943,911	8,552,045,461
End of period	$1,088,232,449	$886,853,956	$8,267,017,054	$10,162,943,911
Undistributed net investment income
(distributions in excess of net investment
income) included in net assets:
End of period	$(245,208)	$(181,749)	$27,831,059	$13,085,048

176 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin Insured		Franklin Massachusetts
	Tax-Free Income Fund		Tax-Free Income Fund
	Six Months Ended		Six Months Ended
	August 31, 2013	Year Ended	August 31, 2013	Year Ended
	(unaudited)	February 28, 2013	(unaudited)	February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$52,611,757	$105,630,507	$10,085,299	$20,339,723
Net realized gain (loss) from
investments	(18,418,462)	3,615,685	(4,764,823)	640,578
Net change in unrealized appreciation
(depreciation) on investments	(233,480,787)	54,308,712	(57,356,522)	6,037,387
Net increase (decrease) in net assets
resulting from operations	(199,287,492)	163,554,904	(52,036,046)	27,017,688
Distributions to shareholders from:
Net investment income:
Class A	(41,379,035)	(84,815,152)	(8,164,131)	(17,387,048)
Class B	—	(82,993)	—	—
Class C	(7,087,741)	(14,582,915)	(1,115,486)	(2,562,148)
Advisor Class	(1,174,482)	(2,420,673)	(141,857)	(297,368)
Total distributions to shareholders	(49,641,258)	(101,901,733)	(9,421,474)	(20,246,564)
Capital share transactions: (Note 2)
Class A	(336,605,483)	189,708,717	(20,105,249)	58,576,613
Class B	(383,713)	(4,941,731)	—	—
Class C	(122,829,813)	81,290,584	(9,987,542)	5,004,542
Advisor Class	(14,935,595)	8,850,078	(1,693,882)	1,303,160
Total capital share transactions	(474,754,604)	274,907,648	(31,786,673)	64,884,315
Net increase (decrease) in
net assets	(723,683,354)	336,560,819	(93,244,193)	71,655,439
Net assets:
Beginning of period	3,172,107,308	2,835,546,489	625,225,928	553,570,489
End of period	$2,448,423,954	$3,172,107,308	$531,981,735	$625,225,928
Undistributed net investment income
(distributions in excess of net investment
income) included in net assets:
End of period	$3,883,541	$913,042	$485,887	$(177,938)

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Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Changes in Net Assets (continued)

	Franklin New Jersey
	Tax-Free Income Fund
	Six Months Ended
	August 31, 2013	Year Ended
	(unaudited)	February 28, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$28,418,428	$59,343,595
Net realized gain (loss) from investments	(12,110,501)	1,708,984
Net change in unrealized appreciation (depreciation) on investments	(138,705,418)	7,935,748
Net increase (decrease) in net assets resulting from operations	(122,397,491)	68,988,327
Distributions to shareholders from:
Net investment income:
Class A	(21,237,311)	(46,166,421)
Class B	—	(101,941)
Class C	(4,593,720)	(9,752,869)
Advisor Class	(1,414,488)	(2,771,024)
Total distributions to shareholders	(27,245,519)	(58,792,255)
Capital share transactions: (Note 2)
Class A	(119,138,755)	72,426,148
Class B	(519,178)	(5,838,717)
Class C	(30,228,836)	33,241,983
Advisor Class	(4,400,076)	17,324,686
Total capital share transactions	(154,286,845)	117,154,100
Net increase (decrease) in net assets	(303,929,855)	127,350,172
Net assets:
Beginning of period	1,694,891,558	1,567,541,386
End of period	$1,390,961,703	$1,694,891,558
Undistributed net investment income included in net assets:
End of period	$1,838,022	$665,113

178 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four separate funds, seven of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Effective March 1, 2013, all Class B shares were converted to Class A. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees. The Franklin Double Tax-Free Income Fund and Franklin Insured Tax-Free Income Fund were closed to investors effective August 1, 2012, and March 1, 2013, respectively.

Class A & Advisor Class	Class A, Class C & Advisor Class
Franklin Federal Limited-Term Tax-Free Income Fund	Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Semiannual Report | 179

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued Basis

Certain funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of August 31, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

180 | Semiannual Report

Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

			Franklin Federal
	Franklin Double		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2013
Shares sold	31,541	$360,672	23,989,599	$295,140,972
Shares issued in reinvestment of
distributions	896,731	10,225,545	2,027,528	24,787,621
Shares redeemed	(9,584,864)	(108,071,307)	(37,014,505)	(453,140,171)
Net increase (decrease)	(8,656,592)	$(97,485,090)	(10,997,378)	$(133,211,578)
Year ended February 28, 2013
Shares sold	8,050,013	$98,788,877	58,877,975	$736,979,645
Shares issued in reinvestment of
distributions	1,878,579	22,998,696	3,885,211	48,623,360
Shares redeemed	(12,691,567)	(155,478,878)	(31,682,363)	(396,512,001)
Net increase (decrease)	(2,762,975)	$(33,691,305)	31,080,823	$389,091,004
Class C Shares:
Six Months ended August 31, 2013
Shares sold	16,283	$194,216	5,027,211	$61,951,008
Shares issued in reinvestment of
distributions	141,817	1,625,387	348,380	4,270,186
Shares redeemed	(2,216,522)	(25,499,668)	(8,688,785)	(105,952,123)
Net increase (decrease)	(2,058,422)	$(23,680,065)	(3,313,194)	$(39,730,929)
Year ended February 28, 2013
Shares sold	1,910,320	$23,525,307	14,101,462	$176,935,848
Shares issued in reinvestment of
distributions	296,411	3,644,287	672,638	8,439,116
Shares redeemed	(2,096,627)	(25,756,047)	(7,245,858)	(90,900,362)
Net increase (decrease)	110,104	$1,413,547	7,528,242	$94,474,602

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

			Franklin Federal
	Franklin Double		Intermediate-Term
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Six Months ended August 31, 2013
Shares sold	85,298	$992,442	26,007,881	$321,793,532
Shares issued in reinvestment of
distributions	19,096	218,406	1,006,200	12,308,727
Shares redeemed	(362,963)	(4,125,735)	(18,790,412)	(229,123,522)
Net increase (decrease)	(258,569)	$(2,914,887)	8,223,669	$104,978,737
Year ended February 28, 2013
Shares sold	509,112	$6,250,918	41,915,240	$525,907,509
Shares issued in reinvestment of
distributions	42,172	517,077	1,551,365	19,458,915
Shares redeemed	(464,697)	(5,706,422)	(16,429,638)	(205,991,552)
Net increase (decrease)	86,587	$1,061,573	27,036,967	$339,374,872

	Franklin Federal		Franklin
	Limited-Term		High Yield
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2013
Shares sold	32,890,722	$344,926,209	28,748,511	$305,010,615
Shares issued in reinvestment of
distributions	473,484	4,969,792	10,165,689	105,935,717
Shares redeemed	(16,200,636)	(170,001,995)	(96,610,117)	(1,002,000,341)
Net increase (decrease)	17,163,570	$179,894,006	(57,695,917)	$(591,054,009)
Year ended February 28, 2013
Shares sold	28,072,463	$296,783,110	117,191,241	$1,272,156,105
Shares issued in reinvestment of
distributions	976,491	10,322,488	19,888,088	215,848,088
Shares redeemed	(19,708,181)	(208,348,594)	(94,594,903)	(1,028,848,649)
Net increase (decrease)	9,340,773	$98,757,004	42,484,426	$459,155,544
Class B Shares:
Six Months ended August 31, 2013[a]
Shares redeemed			(38,210)	$(422,960)
Net increase (decrease)			(38,210)	$(422,960)
Year ended February 28, 2013
Shares sold			14,330	$154,571
Shares issued in reinvestment of
distributions			18,092	196,086
Shares redeemed			(1,237,647)	(13,484,927)
Net increase (decrease)			(1,205,225)	$(13,134,270)

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Federal		Franklin
	Limited-Term		High Yield
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class C Shares:
Six Months ended August 31, 2013
Shares sold			5,698,444	$61,702,714
Shares issued in reinvestment of
distributions			1,846,658	19,543,652
Shares redeemed			(23,098,472)	(242,612,614)
Net increase (decrease)			(15,553,370)	$(161,366,248)
Year ended February 28, 2013
Shares sold			30,241,478	$332,990,071
Shares issued in reinvestment of
distributions			3,572,506	39,354,088
Shares redeemed			(17,415,942)	(192,148,851)
Net increase (decrease)			16,398,042	$180,195,308
Advisor Class Shares:
Six Months ended August 31, 2013
Shares sold	5,738,654	$60,156,168	47,868,330	$505,497,618
Shares issued in reinvestment of
distributions	26,740	280,423	3,459,215	36,111,249
Shares redeemed	(2,548,278)	(26,783,362)	(50,489,269)	(524,480,881)
Net increase (decrease)	3,217,116	$33,653,229	838,276	$17,127,986
Year ended February 28, 2013
Shares sold	5,682,525	$60,047,196	98,738,557	$1,075,682,446
Shares issued in reinvestment of
distributions	49,054	518,287	5,576,041	60,794,738
Shares redeemed	(3,022,247)	(31,923,457)	(43,876,353)	(479,448,475)
Net increase (decrease)	2,709,332	$28,642,026	60,438,245	$657,028,709

[a]Effective March 1, 2013, all Class B shares were converted to Class A.

	Franklin Insured		Franklin Massachusetts
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Six Months ended August 31, 2013
Shares sold	384,701	$4,692,361	10,670,621	$121,815,813
Shares issued in reinvestment of
distributions	2,890,042	35,089,147	565,904	6,558,549
Shares redeemed	(31,064,156)	(376,386,991)	(12,981,513)	(148,479,611)
Net increase (decrease)	(27,789,413)	$(336,605,483)	(1,744,988)	$(20,105,249)
Year ended February 28, 2013
Shares sold	34,651,244	$435,131,562	9,215,852	$111,754,753
Shares issued in reinvestment of
distributions	5,684,089	71,334,192	1,140,462	13,839,315
Shares redeemed	(25,214,541)	(316,757,037)	(5,530,117)	(67,017,455)
Net increase (decrease)	15,120,792	$189,708,717	4,826,197	$58,576,613

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Insured		Franklin Massachusetts
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class B Shares:
Six Months ended August 31, 2013[a]
Shares redeemed	(30,217)	$(383,713)
Net increase (decrease)	(30,217)	$(383,713)
Year ended February 28, 2013
Shares sold	4,493	$56,906
Shares issued in reinvestment of
distributions	5,236	65,711
Shares redeemed	(402,017)	(5,064,348)
Net increase (decrease)	(392,288)	$(4,941,731)
Class C Shares:
Six Months ended August 31, 2013
Shares sold	83,932	$1,043,897	411,357	$4,908,772
Shares issued in reinvestment of
distributions	512,166	6,305,753	80,637	945,090
Shares redeemed	(10,635,602)	(130,179,463)	(1,362,355)	(15,841,404)
Net increase (decrease)	(10,039,504)	$(122,829,813)	(870,361)	$(9,987,542)
Year ended February 28, 2013
Shares sold	11,672,244	$148,228,282	1,351,169	$16,545,376
Shares issued in reinvestment of
distributions	1,018,749	12,950,328	178,031	2,181,276
Shares redeemed	(6,281,177)	(79,888,026)	(1,119,641)	(13,722,110)
Net increase (decrease)	6,409,816	$81,290,584	409,559	$5,004,542
Advisor Class Shares:
Six Months ended August 31, 2013
Shares sold	397,240	$4,827,398	51,182	$614,830
Shares issued in reinvestment of
distributions	79,294	963,741	6,996	81,158
Shares redeemed	(1,716,904)	(20,726,734)	(209,204)	(2,389,870)
Net increase (decrease)	(1,240,370)	$(14,935,595)	(151,026)	$(1,693,882)
Year ended February 28, 2013
Shares sold	1,986,587	$24,977,555	208,434	$2,533,516
Shares issued in reinvestment of
distributions	169,857	2,131,281	14,128	171,455
Shares redeemed	(1,453,112)	(18,258,758)	(115,607)	(1,401,811)
Net increase (decrease)	703,332	$8,850,078	106,955	$1,303,160
[a]Effective March 1, 2013, all Class B shares were converted to Class A.

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Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin New Jersey
	Tax-Free Income Fund
	Shares	Amount
Class A Shares:
Six Months ended August 31, 2013
Shares sold	7,758,590	$94,376,469
Shares issued in reinvestment of distributions	1,411,881	17,131,395
Shares redeemed	(19,065,735)	(230,646,619)
Net increase (decrease)	(9,895,264)	$(119,138,755)
Year ended February 28, 2013
Shares sold	16,131,145	$203,251,854
Shares issued in reinvestment of distributions	2,962,022	37,359,189
Shares redeemed	(13,333,352)	(168,184,895)
Net increase (decrease)	5,759,815	$72,426,148
Class B Shares:
Six Months ended August 31, 2013[a]
Shares redeemed	(40,834)	$(519,178)
Net increase (decrease)	(40,834)	$(519,178)
Year ended February 28, 2013
Shares sold	2,862	$36,059
Shares issued in reinvestment of distributions	6,542	82,792
Shares redeemed	(469,931)	(5,957,568)
Net increase (decrease)	(460,527)	$(5,838,717)
Class C Shares:
Six Months ended August 31, 2013
Shares sold	1,495,131	$18,623,161
Shares issued in reinvestment of distributions	300,825	3,689,105
Shares redeemed	(4,302,498)	(52,541,102)
Net increase (decrease)	(2,506,542)	$(30,228,836)
Year ended February 28, 2013
Shares sold	4,958,487	$63,184,424
Shares issued in reinvestment of distributions	618,252	7,879,435
Shares redeemed	(2,967,796)	(37,821,876)
Net increase (decrease)	2,608,943	$33,241,983
Advisor Class Shares:
Six Months ended August 31, 2013
Shares sold	812,719	$9,885,933
Shares issued in reinvestment of distributions	79,964	970,566
Shares redeemed	(1,257,091)	(15,256,575)
Net increase (decrease)	(364,408)	$(4,400,076)
Year ended February 28, 2013
Shares sold	2,677,391	$33,781,111
Shares issued in reinvestment of distributions	155,901	1,967,288
Shares redeemed	(1,460,868)	(18,423,713)
Net increase (decrease)	1,372,424	$17,324,686
[a]Effective March 1, 2013, all Class B shares were converted to Class A.

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Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds, except the Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

The Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $100 million
0.650%	Over $100 million, up to and including $250 million
0.625%	Over $250 million, up to and including $500 million
0.600%	In excess of $500 million

Effective May 1, 2013, the Franklin Federal Limited-Term Tax-Free Income Fund combined its investment management and administration agreements as approved by the Board. The fees paid under the combined agreement do not exceed the aggregate fees that were paid under the separate agreements.

Prior to May 1, 2013, the Franklin Federal Limited-Term Tax-Free Income Fund paid fees to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.500%	Up to and including $100 million
0.450%	Over $100 million, up to and including $250 million
0.425%	Over $250 million, up to and including $500 million
0.400%	In excess of $500 million

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
b.	Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

Prior to May 1, 2013, the Franklin Federal Limited-Term Tax-Free Income Fund paid administrative fees to FT Services of 0.20% per year of its average daily net assets.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the funds’ Class C compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Reimbursement Plans:
Class A	0.10%	0.10%	0.15%	0.10%
Compensation Plans:
Class C	0.65%	0.65%	—	0.65%

	Franklin	Franklin	Franklin
	Insured	Massachusetts	New Jersey
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Reimbursement Plans:
Class A	0.10%	0.10%	0.10%
Compensation Plans:
Class C	0.65%	0.65%	0.65%

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Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the period:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions
paid to unaffiliated broker/dealers	$—	$206,131	$105,325	$568,076
CDSC retained	$8,807	$173,189	$51,607	$241,095

	Franklin	Franklin	Franklin
	Insured	Massachusetts	New Jersey
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Sales charges retained net of commissions
paid to unaffiliated broker/dealers	$1,749	$17,336	$101,993
CDSC retained	$117,329	$18,193	$89,996

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended August 31, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Transfer agent fees	$72,282	$353,900	$ 54,091	$972,748

	Franklin	Franklin	Franklin
	Insured	Massachusetts	New Jersey
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Transfer agent fees	$244,181	$ 47,525	$135,900

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

FT Services and Advisers have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Franklin Limited-Term Tax-Free Income Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.45% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until June 30, 2014.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At February 28, 2013, the capital loss carryforwards were as follows:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate- Limited-Term		High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to
expiration:
2014	$152,458	$213,358	$322,208	$7,711,279
2015	134,018	361,303	321,499	—
2016	503,897	1,114,337	17,957	62,972,830
2017	944,001	6,237,620	—	15,478,643
2018	2,690,894	223,211	567	53,451,410
2019	853,373	1,793,931	—	583,369
Capital loss carryforwards not subject to
expiration:
Short term	422,414	14,335,781	—	19,007,172
Long term	1,048,381	—	441,666	142,740,965
Total capital loss carryforwards	$6,749,436	$24,279,541	$1,103,897	$301,945,668

	Franklin	Franklin	Franklin
	Insured	Massachusetts	New Jersey
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Capital loss carryforwards subject to
expiration:
2017	$36,012	$—	$—
2018	5,518,185	—	—
Capital loss carryforwards not subject to
expiration:
Short term	11,474,571	2,922,814	1,436,504
Long term	1,404,601	88,475	—
Total capital loss carryforwards	$18,433,369	$3,011,289	$1,436,504

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Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

At August 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Cost of investments	$556,704,289	$3,511,591,989	$1,067,990,108	$8,172,660,366

Unrealized appreciation	$5,899,957	$132,923,995	$15,216,940	$380,438,566
Unrealized depreciation	(78,926,089)	(85,337,955)	(4,189,187)	(480,862,651)
Net unrealized appreciation
(depreciation)	$(73,026,132)	$47,586,040	$11,027,753	$(100,424,085)

	Franklin	Franklin	Franklin
	Insured	Massachusetts	New Jersey
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Cost of investments	$2,435,505,638	$538,082,367	$1,392,891,418

Unrealized appreciation	$44,786,151	$5,525,971	$29,475,877
Unrealized depreciation	(82,427,437)	(25,482,070)	(62,400,192)
Net unrealized appreciation
(depreciation)	$(37,641,286)	$(19,956,099)	$(32,924,315)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2013, were as follows:

		Franklin	Franklin
	Franklin	Federal	Federal	Franklin
	Double	Intermediate-	Limited-Term	High Yield
	Tax-Free	Term Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund	Income Fund
Purchases	$29,089,362	$338,856,999	$270,057,057	$1,015,929,375
Sales	$132,869,451	$128,326,072	$86,131,256	$1,625,370,819

	Franklin	Franklin	Franklin
	Insured	Massachusetts	New Jersey
	Tax-Free	Tax-Free	Tax-Free
	Income Fund	Income Fund	Income Fund
Purchases	$20,531,117	$22,463,290	$90,416,762
Sales	$324,229,075	$59,294,821	$215,010,270

				Semiannual Report	|	191

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Notes to Financial Statements (unaudited) (continued)

6. CREDIT RISK AND DEFAULTED SECURITIES

At August 31, 2013, the Franklin High Yield Tax-Free Income Fund had 15.70% of its portfolio invested in high yield securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Franklin High Yield Tax-Free Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August 31, 2013, the aggregate value of these securities was $17,124,476, representing 0.21% of the fund’s net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

7. CONCENTRATION OF RISK

The Franklin Double Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statements of Operations. During the period ended August 31, 2013, the Funds did not use the Global Credit Facility.

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Notes to Financial Statements (unaudited) (continued)

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2013, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on their financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Franklin Tax-Free Trust

Notes to Financial Statements (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

1915 Act	- Improvement Bond Act of 1915	ID	- Improvement District
ABAG	- The Association of Bay Area Governments	IDA	-IndustrialDevelopment Authority/Agency
ACA	- American Capital Access Holdings Inc.	IDAR	-IndustrialDevelopment Authority Revenue
ACES	- Adjustable Convertible Exempt Security	IDB	-IndustrialDevelopment Bond/Board
AD	- Assessment District	IDBR	-IndustrialDevelopment Board Revenue
AGMC	- Assured Guaranty Municipal Corp.	IDR	-IndustrialDevelopment Revenue
AMBAC	- American Municipal Bond Assurance Corp.	ISD	-IndependentSchool District
BAN	-BondAnticipation Note	MAC	-MunicipalAssistance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.	MFHR	-Multi-FamilyHousing Revenue
CDA	- Community Development Authority/Agency	MFMR	-Multi-FamilyMortgage Revenue
CDD	- Community Development District	MFR	-Multi-FamilyRevenue
CDR	- Community Development Revenue	MTA	- Metropolitan Transit Authority
CFD	- Community Facilities District	NATL	- National Public Financial Guarantee Corp.
CIFG	- CDC IXIS Financial Guaranty	NATL RE	- National Public Financial Guarantee Corp. Reinsured
COP	- Certificate of Participation	PBA	-PublicBuilding Authority
CRDA	- Community Redevelopment Authority/Agency	PCC	- Pollution Control Corp.
CSD	-CentralSchool District	PCFA	- Pollution Control Financing Authority
EDA	- Economic Development Authority	PCR	- Pollution Control Revenue
EDC	- Economic Development Corp.	PFA	-PublicFinancing Authority
EDR	- Economic Development Revenue	PFAR	-PublicFinancing Authority Revenue
ETM	- Escrow to Maturity	PSF	- Permanent School Fund
FGIC	-FinancialGuaranty Insurance Co.	PUD	-PublicUtility District
FHA	- Federal Housing Authority/Agency	RDA	- Redevelopment Agency/Authority
FHLMC	- Federal Home Loan Mortgage Corp.	SF	-SingleFamily
FICO	-FinancingCorp.	SFHR	-SingleFamily Housing Revenue
FNMA	- Federal National Mortgage Association	SFMR	-SingleFamily Mortgage Revenue
FRN	- Floating Rate Note	UHSD	-Unified/UnionHigh School District
GARB	-GeneralAirport Revenue Bonds	USD	-Unified/UnionSchool District
GO	-GeneralObligation	XLCA	- XL Capital Assurance
HDA	-HousingDevelopment Authority/Agency
HDC	-HousingDevelopment Corp.
HFA	-HousingFinance Authority/Agency
HFAR	-HousingFinance Authority Revenue
HFC	-HousingFinance Corp.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.  N/A

Item 6. Schedule of Investments.                N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                         N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

  Finance and Administration

Date October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer –

  Finance and Administration

Date October 28, 2013

By /s/GASTON GARDEY

Gaston Gardey

Chief Financial Officer and

  Chief Accounting Officer

Date October 28, 2013